PartnerSelect Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2021 (Unaudited)

Shares		Value
COMMON STOCKS: 93.8%
Communication Services: 12.8%
3,535	Alphabet, Inc. - Class A*	$7,291,008
1,656	Alphabet, Inc. - Class C*	3,425,651
4,200	Charter Communications, Inc. - Class A*	2,591,484
8,878	Facebook, Inc. - Class A*	2,614,837
13,786	Netflix, Inc.*	7,191,605
31,252	Sea Ltd. - ADR*	6,976,384
33,525	Tencent Holdings Ltd.	2,630,342
25,800	Tencent Holdings Ltd. - ADR	2,058,840

		34,780,151

Consumer Discretionary: 17.6%
23,072	Alibaba Group Holding Ltd. - ADR*	5,231,114
2,963	Amazon.com, Inc.*	9,167,759
2,500	Booking Holdings, Inc.*	5,824,600
18,000	Dollar General Corp.	3,647,160
108,600	General Motors Co.	6,240,156
37,165	Hilton Worldwide Holdings, Inc.	4,493,992
37,300	Lear Corp.	6,760,625
42,440	Prosus N.V. - ADR	943,441
28,355	Thor Industries, Inc.	3,820,553
25,000	TJX Cos., Inc. (The)	1,653,750

		47,783,150

Consumer Staples: 3.8%
143,354	Beiersdorf AG - ADR	3,030,504
39,244	Cal-Maine Foods, Inc.*	1,507,754
10,400	Constellation Brands, Inc. - Class A	2,371,200
9,984	Diageo Plc - ADR	1,639,473
11,022	Sanderson Farms, Inc.	1,717,007

		10,265,938

Energy: 0.8%
31,000	EOG Resources, Inc.	2,248,430

Financials: 23.8%
91,900	Ally Financial, Inc.	4,154,799
43,500	American International Group, Inc.	2,010,135
89,000	Bank of America Corp.	3,443,410
41,015	Bank of New York Mellon Corp. (The)	1,939,599
18	Berkshire Hathaway, Inc. - Class A*	6,942,636
21,250	Berkshire Hathaway, Inc. - Class B*	5,428,737
99,190	Capital One Financial Corp.	12,619,944
53,000	Charles Schwab Corp. (The)	3,454,540
22,355	Chubb Ltd.	3,531,419
42,300	Citigroup, Inc.	3,077,325
5,471	Everest Re Group Ltd.	1,355,769
12,460	JPMorgan Chase & Co.	1,896,786
15,823	Northern Trust Corp.	1,663,156
26,000	Reinsurance Group of America, Inc.	3,277,300
16,283	Travelers Cos., Inc. (The)	2,448,963
40,320	US Bancorp	2,230,099

Shares		Value
Financials (continued)
130,370	Wells Fargo & Co.	$5,093,556

		64,568,173

Health Care: 10.9%
19,354	Baxter International, Inc.	1,632,316
16,287	DENTSPLY SIRONA, Inc.	1,039,274
7,462	DexCom, Inc.*	2,681,768
23,622	Edwards Lifesciences Corp.*	1,975,744
5,500	Humana, Inc.	2,305,875
3,169	ICU Medical, Inc.*	651,039
5,437	Illumina, Inc.*	2,088,134
50,500	Koninklijke Philips N.V.*	2,887,146
72,965	LivaNova Plc*	5,379,710
23,250	Quest Diagnostics, Inc.	2,983,905
70,505	Smith & Nephew Plc - ADR	2,672,140
8,750	UnitedHealth Group, Inc.	3,255,613

		29,552,664

Industrials: 7.9%
18,675	Carlisle Cos., Inc.	3,073,531
21,950	Carrier Global Corp.	926,729
412,000	CK Hutchison Holdings Ltd.	3,282,858
16,000	Eaton Corp. Plc	2,212,480
29,250	Ferguson Plc	3,498,330
243,000	General Electric Co.	3,190,590
110,100	Howmet Aerospace, Inc.	3,537,513
21,950	Raytheon Technologies Corp.	1,696,077

		21,418,108

Information Technology: 12.5%
14,354	Atlassian Corp. Plc - Class A*	3,025,249
6,749	Intuit, Inc.	2,585,272
12,211	ServiceNow, Inc.*	6,106,843
19,719	Square, Inc. - Class A*	4,477,199
42,160	TE Connectivity Ltd.	5,443,278
9,184	Twilio, Inc. - Class A*	3,129,540
43,177	Visa, Inc. - Class A	9,141,866

		33,909,247

Real Estate: 2.4%
49,400	CBRE Group, Inc. - Class A*	3,908,034
94,137	Equity Commonwealth - REIT	2,617,009

		6,525,043

Utilities: 1.3%
21,055	SJW Group	1,326,254
80,160	United Utilities Group Plc - ADR	2,093,579

		3,419,833

TOTAL COMMON STOCKS (Cost $145,352,526)		254,470,737

PREFERRED STOCK: 1.7%
Information Technology: 1.7%
71,000	Samsung Electronics Co. Ltd. - (Preference Shares)	4,579,633

TOTAL PREFERRED STOCK (Cost $2,334,934)		4,579,633

PartnerSelect Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2021 (Unaudited)(Continued)

Principal Amount		Value
SHORT-TERM INVESTMENTS: 4.6%
REPURCHASE AGREEMENTS: 4.6%
$12,543,016	Fixed Income Clearing Corp. 0.000%, 3/31/2021, due 04/01/2021 [collateral: par value $12,890,800, U.S. Treasury Note, 0.750%, due 03/31/2026 value $12,794,384] (proceeds $12,543,016)	$12,543,016

TOTAL SHORT-TERM INVESTMENTS (Cost $12,543,016)		12,543,016

TOTAL INVESTMENTS (Cost: $160,230,476): 100.1%		271,593,386

Liabilities in Excess of Other Assets: (0.1)%		(361,414)

NET ASSETS: 100.0%		$271,231,972

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
*	Non-Income Producing Security.

The cost basis of investments for federal income tax purposes at March 31, 2021 was as follows*:

Cost of investments	$160,230,476

Gross unrealized appreciation	111,900,145
Gross unrealized depreciation	(537,235)

Net unrealized appreciation	$111,362,910

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

PartnerSelect International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2021 (Unaudited)

Shares		Value
COMMON STOCKS: 97.8%
Australia: 2.2%
2,036,203	Incitec Pivot Ltd.*	$4,511,858
738,632	Redbubble Ltd.*	2,817,781

		7,329,639

Austria: 1.4%
191,085	S&T AG*	4,758,104

Belgium: 0.8%
123,750	Fagron	2,751,486

Bermuda: 1.1%
496,949	Frontline Ltd.	3,553,185

Canada: 1.7%
205,141	CAE, Inc.	5,843,222

Cayman Islands: 1.5%
123,801	Trip.com Group Ltd. - ADR*	4,906,234

China: 0.8%
1,995,000	China Longyuan Power Group Corp. Ltd. - Class H	2,709,695

Denmark: 1.4%
30,380	Carlsberg A/S - Class B	4,675,618

Finland: 2.1%
155,572	Sampo Oyj - Class A	7,029,510

France: 17.7%
121,900	BNP Paribas S.A.*	7,428,055
2,295,008	Bollore S.A.	11,100,486
185,021	Constellium SE*	2,719,809
379,429	Elis S.A.*	6,203,563
308,865	Engie S.A.*	4,391,420
44,344	Safran S.A.*	6,044,376
56,179	Vinci S.A.	5,764,453
486,568	Vivendi S.A.	16,001,954

		59,654,116

Germany: 6.2%
27,435	Allianz SE	6,994,170
76,835	Daimler AG	6,859,639
91,637	LPKF Laser & Electronics AG	2,567,029
37,175	SAP SE	4,559,384

		20,980,222

Ireland: 2.3%
67,248	Ryanair Holdings Plc - ADR*	7,733,520

Israel: 1.8%
1,478,254	Israel Discount Bank Ltd. - Class A	6,145,014

Japan: 13.7%
258,000	Asahi Group Holdings Ltd.	10,883,664
38,700	Cocokara fine, Inc.	2,978,135
150,600	Matsumotokiyoshi Holdings Co. Ltd.	6,713,912
330,448	Nexon Co. Ltd.	10,727,570
13,200	Nintendo Co. Ltd.	7,377,963
224,800	Park24 Co. Ltd.*	4,205,916
43,300	Toyota Motor Corp.	3,373,629

		46,260,789

Shares		Value
Mexico: 2.2%
824,170	Grupo Televisa SAB - ADR*	$7,302,146

Netherlands: 5.7%
299,641	CNH Industrial N.V.*	4,643,892
173,968	EXOR N.V.	14,699,794

		19,343,686

Norway: 0.8%
183,874	Atlantic Sapphire A/S*	2,597,227

South Africa: 1.5%
20,875	Naspers Ltd. - Class N	4,995,727

South Korea: 0.5%
5,210	NAVER Corp.	1,735,516

Spain: 3.2%
37,300	Amadeus IT Group S.A.*	2,645,291
1,023,255	Codere S.A.*(a)	790,225
186,818	Siemens Gamesa Renewable Energy S.A.	7,241,093

		10,676,609

Sweden: 7.8%
743,763	Modern Times Group MTG AB - Class B*	10,791,104
201,737	Nordic Entertainment Group AB - Class B*	8,996,065
1,518,370	Telia Co. AB	6,588,018

		26,375,187

Switzerland: 6.0%
15,325	Cie Financiere Richemont S.A.	1,476,759
697,233	Credit Suisse Group AG	7,331,813
1,584,300	Glencore Plc*	6,213,751
81,658	Julius Baer Group Ltd.	5,241,236

		20,263,559

United Kingdom: 15.4%
104,769	Coca-Cola European Partners Plc	5,439,093
415,027	Gamesys Group Plc	11,063,676
299,790	GlaxoSmithKline Plc	5,327,813
1,855,960	Informa Plc*	14,335,653
15,716,850	Lloyds Banking Group Plc*	9,224,183
303,234	Prudential Plc	6,445,485

		51,835,903

TOTAL COMMON STOCKS (Cost $246,112,461)		329,455,914

PartnerSelect International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2021 (Unaudited)(Continued)

Principal Amount		Value
SHORT-TERM INVESTMENTS: 2.1%
REPURCHASE AGREEMENTS: 2.1%
$7,014,132	Fixed Income Clearing Corp. 0.000%, 3/31/2021, due 04/01/2021 [collateral: par value $7,208,600, U.S. Treasury Note, 0.750%, due 03/31/2026 value $7,154,684] (proceeds $7,014,132)	$7,014,132

TOTAL SHORT-TERM INVESTMENTS (Cost $7,014,132)		7,014,132

TOTAL INVESTMENTS (Cost: $253,126,593): 99.9%		336,470,046

Other Assets in Excess of Liabilities: 0.1%		371,708

NET ASSETS: 100.0%		$336,841,754

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
*	Non-Income Producing Security.
(a)	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Trustees.

CURRENCY ABBREVIATIONS:

CHF	Swiss Franc
USD	U.S. Dollar

The cost basis of investments for federal income tax purposes at March 31, 2021 was as follows*:

Cost of investments	$253,126,593

Gross unrealized appreciation	92,324,921
Gross unrealized depreciation	(8,892,685)

Net unrealized appreciation	$83,432,236

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

PartnerSelect International Fund

SCHEDULE OF INVESTMENTS IN FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at March 31, 2021 (Unaudited)

At March 31, 2021, the Fund had the following forward foreign currency exchange contracts:

						Asset Derivatives	Liability Derivatives
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at March 31, 2021	Fund Delivering	U.S. $ Value at March 31, 2021	Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust Company	6/16/2021	USD	$1,450,734	CHF	$1,361,951	$88,783	$—

PartnerSelect Oldfield International Value Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2021 (Unaudited)

Shares		Value
COMMON STOCKS: 87.2%
Brazil: 4.2%
86,000	Embraer S.A. - ADR*	$860,860

Finland: 1.7%
87,887	Nokia Oyj*	351,439

France: 4.6%
9,657	Sanofi	955,616

Germany: 16.3%
14,705	Bayer AG	931,984
86,682	E.ON SE	1,010,385
3,766	Fresenius SE & Co. KGaA	167,999
7,650	Siemens AG	1,257,943

		3,368,311

Italy: 3.8%
63,811	Eni SpA	786,517

Japan: 22.4%
9,800	East Japan Railway Co.	694,689
54,900	Kansai Electric Power Co., Inc. (The)	594,748
25,700	Mitsubishi Heavy Industries Ltd.	801,549
163,700	Mitsubishi UFJ Financial Group, Inc.	875,899
146,900	Nomura Holdings, Inc.	772,326
11,400	Toyota Motor Corp.	888,207

		4,627,418

Netherlands: 5.5%
13,438	EXOR N.V.	1,135,472

South Korea: 6.7%
53,300	Korea Electric Power Corp. - ADR*	546,858
456	Samsung Electronics Co. Ltd. - GDR	831,744

		1,378,602

Sweden: 3.2%
60,491	Svenska Handelsbanken AB - Class A	658,135

United Kingdom: 18.8%
586,772	BT Group Plc*	1,253,304
65,268	easyJet Plc*	880,935
1,864,444	Lloyds Banking Group Plc*	1,094,238
205,351	Tesco Plc	648,431

		3,876,908

TOTAL COMMON STOCKS (Cost $16,745,328)		17,999,278

Shares		Value
PREFERRED STOCK: 4.5%
Germany: 4.5%
8,662	Porsche Automobil Holding SE - (Preference Shares)	$919,929

TOTAL PREFERRED STOCK (Cost $661,540)		919,929

TOTAL INVESTMENTS (Cost: $17,406,868): 91.7%		18,919,207

Other Assets in Excess of Liabilities: 8.3%		1,718,845

NET ASSETS: 100.0%		$20,638,052

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
*	Non-Income Producing Security.

The cost basis of investments for federal income tax purposes at March 31, 2021 was as follows*:

Cost of investments	$17,406,868

Gross unrealized appreciation	1,657,667
Gross unrealized depreciation	(145,328)

Net unrealized appreciation	$1,512,339

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

PartnerSelect SBH Focused Small Value Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2021 (Unaudited)

Shares		Value
COMMON STOCKS: 96.2%
Consumer Discretionary: 10.8%
34,701	Gildan Activewear, Inc.	$1,063,933
39,368	Harley-Davidson, Inc.	1,578,657
65,981	Quotient Technology, Inc.*	1,078,129
47,751	Six Flags Entertainment Corp.	2,218,989
40,576	Under Armour, Inc. - Class A*	899,164

		6,838,872

Consumer Staples: 9.9%
250,736	Coty, Inc. - Class A	2,259,131
53,935	Hain Celestial Group, Inc. (The)*	2,351,566
8,850	Inter Parfums, Inc.	627,731
19,350	TreeHouse Foods, Inc.*	1,010,844

		6,249,272

Energy: 1.3%
23,911	Dril-Quip, Inc.*	794,563

Financials: 13.5%
25,452	Glacier Bancorp, Inc.	1,452,800
19,848	Lakeland Financial Corp.	1,373,283
36,533	National Bank Holdings Corp. - Class A	1,449,630
39,515	Seacoast Banking Corp. of Florida*	1,432,024
81,386	Umpqua Holdings Corp.	1,428,324
40,976	United Community Banks, Inc.	1,398,101

		8,534,162

Health Care: 6.5%
21,979	Magellan Health, Inc.*	2,049,322
48,212	Orthofix Medical, Inc.*	2,089,990

		4,139,312

Industrials: 31.3%
25,481	AAR Corp.	1,061,284
31,970	AZZ, Inc.	1,609,689
29,824	Beacon Roofing Supply, Inc.*	1,560,392
31,055	CIRCOR International, Inc.*	1,081,335
17,859	Columbus McKinnon Corp.	942,241
23,616	EnerSys	2,144,333
44,240	Quanex Building Products Corp.	1,160,415
16,185	Regal Beloit Corp.	2,309,276
106,786	REV Group, Inc.	2,046,020
54,521	SP Plus Corp.*	1,787,743
46,590	SPX Corp.*	2,714,799
60,844	Sterling Construction Co., Inc.*	1,411,581

		19,829,108

Information Technology: 10.5%
55,405	Box, Inc. - Class A*	1,272,099
16,918	FARO Technologies, Inc.*	1,464,591
69,116	NCR Corp.*	2,622,952
28,854	Progress Software Corp.	1,271,307

		6,630,949

Materials: 10.2%
31,722	Compass Minerals International, Inc.	1,989,604

Shares		Value
Materials (continued)
65,120	Element Solutions, Inc.	$1,191,045
86,391	Ferro Corp.*	1,456,552
105,573	Glatfelter Corp.	1,810,577

		6,447,778

Real Estate: 2.2%
50,010	Equity Commonwealth - REIT	1,390,278

TOTAL COMMON STOCKS (Cost $47,307,939)		60,854,294

TOTAL INVESTMENTS (Cost: $47,307,939): 96.2%		60,854,294

Other Assets in Excess of Liabilities: 3.8%		2,433,227

NET ASSETS: 100.0%		$63,287,521

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
*	Non-Income Producing Security.

The cost basis of investments for federal income tax purposes at March 31, 2021 was as follows*:

Cost of investments	$47,307,939

Gross unrealized appreciation	13,635,576
Gross unrealized depreciation	(89,221)

Net unrealized appreciation	$13,546,355

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2021 (Unaudited)

Shares		Value
COMMON STOCKS: 31.0%
Communication Services: 3.8%
1,292	Activision Blizzard, Inc.	$120,156
3,366	Alphabet, Inc. - Class A*	6,942,442
3,366	Alphabet, Inc. - Class C*(a)	6,963,009
10,290	Baidu, Inc. - ADR*	2,238,589
280,093	Boingo Wireless, Inc.*(a)	3,940,908
10,653	Charter Communications, Inc. - Class A*	6,573,114
54,867	Cineplex, Inc.*	519,779
63,157	Clear Channel Outdoor Holdings, Inc.*	113,683
161,189	Comcast Corp. - Class A(a)	8,721,937
114,390	Escrow Altegrity, Inc.*(b)	1,664,374
23,357	Facebook, Inc. - Class A*(a)	6,879,337
1,724	Fox Corp. - Class A	62,254
352,772	Glu Mobile, Inc.*	4,402,595
24,160	iHeartMedia, Inc. - Class A*	438,504
5,123	Interpublic Group of Cos., Inc. (The)	149,592
88,147	Nexon Co. Ltd.	2,861,579
1,022	Nexstar Media Group, Inc. - Class A	143,519
37,364	SoftBank Group Corp.	3,152,382
30,921	TEGNA, Inc.	582,242
2,288	Verizon Communications, Inc.	133,047

		56,603,042

Consumer Discretionary: 3.5%
13,351	Alibaba Group Holding Ltd. - ADR*	3,027,072
47	Amazon.com, Inc.*	145,422
1,798	Booking Holdings, Inc.*	4,189,052
17,282	Callaway Golf Co.(a)	462,294
41,340	Canoo, Inc.*	373,300
32,340	Cie Financiere Richemont S.A.	3,116,372
38,115	Cooper Tire & Rubber Co.	2,133,678
575	Dollar General Corp.	116,507
1,620	DR Horton, Inc.	144,374
97,763	Entain Plc*	2,047,681
364,235	Extended Stay America, Inc.	7,193,641
152,507	Grubhub, Inc.*	9,150,420
454	Home Depot, Inc. (The)	138,584
4,807	Just Eat Takeaway.com N.V.*(c)	443,893
753	Lowe’s Cos., Inc.	143,206
845	LVMH Moet Hennessy Louis Vuitton SE	563,836
20,313	Marriott International, Inc. - Class A	3,008,558
3,597	McDonald’s Corp.	806,232
265,083	Michaels Cos., Inc. (The)*	5,815,921
24,658	Naspers Ltd. - Class N	5,901,061
2,688	NIKE, Inc. - Class B	357,208
24,640	Prosus N.V.	2,743,598
5,183	Starbucks Corp.	566,346
686	Target Corp.	135,876

		52,724,132

Consumer Staples: 0.4%
2,927	Altria Group, Inc.	149,745
11,560	Coca-Cola Co. (The)	609,328
370	Costco Wholesale Corp.	130,418

Shares		Value
Consumer Staples (continued)
1,072	Estee Lauder Cos., Inc. (The) - Class A	$311,791
3,124	JDE Peet’s N.V.*	114,849
1,457	Philip Morris International, Inc.	129,294
5,565	Procter & Gamble Co. (The)	753,668
43,478	Unilever Plc	2,429,771
3,996	Walmart, Inc.	542,777
89,046	Whole Earth Brands, Inc.*	1,161,160

		6,332,801

Energy: 0.5%
18,829	Battalion Oil Corp.*	204,859
30,049	California Resources Corp.*	722,979
1,345	Chevron Corp.	140,943
1	Diamondback Energy, Inc.	37
249,789	Enable Midstream Partners L.P.	1,618,633
4,665	Enterprise Products Partners L.P.	102,723
2,435	Exxon Mobil Corp.	135,946
213,693	Kinder Morgan, Inc.	3,557,988
12,288	Lonestar Resources US, Inc.*(b)	66,601
8,129	Western Midstream Partners L.P.	151,118
23,688	Whiting Petroleum Corp.*	839,740

		7,541,567

Financials: 4.7%
748	Allstate Corp. (The)	85,945
94,188	Altimar Acquisition Corp. - Class A*	930,577
162,229	American International Group, Inc.(a)	7,496,602
26,062	Aon Plc - Class A	5,997,127
2,599	Artisan Partners Asset Management, Inc. - Class A	135,590
68,000	Avanti Acquisition Corp.*	703,800
3,759	Bank of America Corp.	145,436
344,331	Boston Private Financial Holdings, Inc.	4,586,489
107,060	Bull Horn Holdings Corp.*	1,092,012
33,137	CC Neuberger Principal Holdings II - Class A*	326,731
117,101	Cerved Group SpA*	1,297,011
2,109	Charles Schwab Corp. (The)	137,465
99,463	Citigroup, Inc.(a)	7,235,933
26,892	Class Acceleration Corp.*	266,231
69,030	DPCM Capital, Inc.*	707,557
60,800	Fast Sponsor Capital(b)	60,800
12,920	Fintech Evolution Acquisition Group*	127,520
13,548	G Squared Ascend I, Inc.*	135,480
54,487	Golden Falcon Acquisition Corp.*	547,594
70,002	Groupe Bruxelles Lambert S.A.	7,256,811
71,058	Hudson Executive Investment Corp. - Class A*	704,895
80,665	Jefferies Financial Group, Inc.(a)	2,428,016
344	JPMorgan Chase & Co.	52,367
51,232	Kingswood Acquisition Corp.*	527,690
55,159	Lefteris Acquisition Corp.*	565,380

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2021 (Unaudited)(Continued)

Shares		Value
COMMON STOCKS (CONTINUED)
Financials (continued)
35,526	Live Oak Acquisition Corp. II*	$371,602
12,824	LPL Financial Holdings, Inc.	1,823,060
25,944	MedTech Acquisition Corp.*	260,737
1,716	Morgan Stanley	133,265
48,220	Oaktree Acquisition Corp. II*	491,844
41,370	Omnichannel Acquisition Corp.*	419,906
1,495	Progressive Corp. (The)	142,937
29,786	Roman DBDR Tech Acquisition Corp.*	303,817
81,635	Roth Ch Acquisition II Co.*	865,331
8,129	Roth Ch Acquisition III Co.*	81,209
375	S&P Global, Inc.	132,326
60,747	Seaport Global Acquisition Corp.*	627,517
3,290	Signature Bank	743,869
45,039	Spartacus Acquisition Corp.*	457,146
29,683	Sustainable Opportunities Acquisition Corp. - Class A*	294,752
10,838	Tailwind International Acquisition Corp.*	107,188
56,847	Trebia Acquisition Corp. - Class A*	566,196
2,327	Truist Financial Corp.	135,711
71,246	Vy Global Growth*	740,958
129,236	Wells Fargo & Co.(a)	5,049,251
53,833	Willis Towers Watson Plc(a)	12,321,297

		69,620,978

Health Care: 3.3%
1,086	Abbott Laboratories	130,146
95,866	Alexion Pharmaceuticals, Inc.*(a)	14,658,870
440	Anthem, Inc.	157,938
2,138	Bristol-Myers Squibb Co.	134,972
57,825	Cantel Medical Corp.*(a)	4,616,748
453,693	Change Healthcare, Inc.*	10,026,615
9,763	CVS Health Corp.	734,470
19,278	Five Prime Therapeutics, Inc.*	726,202
213,395	GenMark Diagnostics, Inc.*	5,100,141
2,008	Gilead Sciences, Inc.	129,777
10,421	- W Pharmaceuticals Plc - ADR*	2,260,315
725	HCA Holdings, Inc.	136,547
270	Humana, Inc.	113,198
4,845	Johnson & Johnson	796,276
61,761	Magellan Health, Inc.*	5,758,596
1,727	Merck & Co., Inc.	133,134
81,771	Olympus Corp.	1,694,058
12,269	Pandion Therapeutics, Inc.*	736,753
3,740	Pfizer, Inc.	135,500
9,646	PRA Health Sciences, Inc.*	1,479,021
326,095	Stemline Therapeutics, Inc.(b)	116,220
260	Thermo Fisher Scientific, Inc.	118,659
395	UnitedHealth Group, Inc.	146,968

		50,041,124

Industrials: 3.7%
133,547	Aegion Corp.*	3,839,476

Shares		Value
Industrials (continued)
77,703	Aerojet Rocketdyne Holdings, Inc.	$3,648,933
8,082	Akasol AG*(c)	1,133,810
88,890	Cubic Corp.(a)	6,628,527
243	Cummins, Inc.	62,964
415	Deere & Co.	155,268
4,675	Expeditors International of Washington, Inc.	503,451
43,978	Fly Leasing Ltd. - ADR*	741,029
10,454	GEA Group AG	429,142
126,298	Howmet Aerospace, Inc.	4,057,955
113,748	IHS Markit Ltd.	11,008,531
11,714	Kansas City Southern	3,091,559
45,460	LG Corp.	3,631,177
384	Lockheed Martin Corp.	141,888
2,391	Masco Corp.	143,221
565,709	McDermott International Ltd.*	452,567
570,744	McDermott International Ltd.*	456,595
243,122	Meggitt Plc*	1,601,484
474	Parker-Hannifin Corp.	149,514
42,919	Rush Enterprises, Inc. - Class A(a)	2,138,654
1,995	Ryder System, Inc.	150,922
22,050	Samsung C&T Corp.	2,425,646
226,647	Signature Aviation Plc*	1,264,357
17,500	Sound Holding FP Luxemburg*(b)	468,598
11,022	Triumph Group, Inc.	202,584
584	Union Pacific Corp.	128,719
810	United Parcel Service, Inc. - Class B	137,692
69,388	Univar Solutions, Inc.*	1,494,618
55,470	Westinghouse Air Brake Technologies Corp.	4,391,005

		54,679,886

Information Technology: 8.3%
507	Accenture Plc - Class A	140,059
2,027	Alteryx, Inc. - Class A*	168,160
48,439	Analog Devices, Inc.	7,511,920
5,642	Apple, Inc.	689,170
1,134	Applied Materials, Inc.	151,502
542	Autodesk, Inc.*	150,215
16,813	Broadcom, Inc.	7,795,516
2,815	Cisco Systems, Inc.	145,564
41,666	Coherent, Inc.*(a)	10,536,915
29,490	Dialog Semiconductor Plc*	2,224,419
67,707	FLIR Systems, Inc.(a)	3,823,414
2,104	Intel Corp.	134,656
6,872	International Business Machines Corp.	915,763
319	Intuit, Inc.	122,196
1,224	KLA Corp.	404,410
225	Lam Research Corp.	133,929
1,663	MasterCard, Inc. - Class A	592,111
65,083	Maxim Integrated Products, Inc.(a)	5,946,634
560	Microsoft Corp.	132,031
159,124	MINDBODY, Inc. - Class A*	5,808,026
907	MTS Systems Corp.	52,787
217,374	NIC, Inc.	7,375,500
515	NVIDIA Corp.	274,974
13,363	NXP Semiconductors N.V.	2,690,506

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2021 (Unaudited)(Continued)

Shares		Value
COMMON STOCKS (CONTINUED)
Information Technology (continued)
16,072	Open Text Corp.	$766,795
2,067	Oracle Corp.	145,041
589	PayPal Holdings, Inc.*	143,033
204,891	Perspecta, Inc.(a)	5,952,083
731,504	Pluralsight, Inc. - Class A*	16,341,799
2,728	Qualcomm, Inc.	361,705
137,072	RealPage, Inc.*	11,952,678
675	salesforce.com, Inc.*	143,012
691	Skyworks Solutions, Inc.	126,785
231,459	Slack Technologies, Inc. - Class A*	9,404,179
8,845	SolarWinds Corp.*	154,257
95	SS&C Technologies Holdings, Inc.	6,638
22,180	Talend S.A. - ADR*	1,411,535
57,820	TE Connectivity Ltd.(a)	7,465,140
737	Texas Instruments, Inc.	139,286
382	Ubiquiti, Inc.	113,951
2,046	Visa, Inc. - Class A	433,200
96,582	Xilinx, Inc.(a)	11,966,510

		124,948,004

Materials: 2.0%
268,578	Cemex SAB de C.V. - ADR*	1,871,989
125,909	Forterra, Inc.*	2,927,384
1,584,325	Glencore Plc*	6,213,849
32,829	HeidelbergCement AG	2,986,803
58,729	Hexion Holdings Corp. - Class B*	895,617
22,076	International Flavors & Fragrances, Inc.	3,082,030
139,464	LafargeHolcim Ltd.	8,225,807
2,272	Newmont Corp.	136,934
438,808	Scapa Group Plc*	1,298,727
69,511	Tikkurila Oyj*	2,763,654

		30,402,794

Real Estate: 0.3%
578	American Tower Corp.	138,177
41,411	CA Immobilien Anlagen AG	1,755,878
737	Crown Castle International Corp.	126,860
501,296	RDI REIT Plc	841,092
260,410	Swire Pacific Ltd. - Class A	1,952,719

		4,814,726

Utilities: 0.5%
6,635	Duke Energy Corp.	640,477
92,560	FirstEnergy Corp.	3,210,907
200,775	PG&E Corp.*	2,351,075
58,527	Suez S.A.	1,241,496

		7,443,955

TOTAL COMMON STOCKS (Cost $389,833,446)		465,153,009

RIGHTS/WARRANTS: 0.0%
64,680	Cie Financiere Richemont S.A. (Expiration date 11/22/23)*	24,728

TOTAL RIGHTS/WARRANTS (Cost $0)		24,728

Shares		Value
PREFERRED STOCKS: 0.4%
Consumer Discretionary: 0.0%
3,965	Porsche Automobil Holding SE - (Preference Shares)	$421,094

Consumer Staples: 0.1%
	Bunge Ltd.
16,579	4.875%, 03/01/2069(d)	1,918,671

Energy: 0.0%
	El Paso Energy Capital Trust I
528	4.750%, 03/31/2028	26,469

Financials: 0.2%
	Bank of America Corp.
665	7.250%, 02/01/2070(d)	929,670
	Wells Fargo & Co.
891	7.500%, 12/15/2069(d)	1,262,912

		2,192,582

Health Care: 0.1%
	Boston Scientific Corp.
6,716	5.500%, 06/01/2023	720,358

Industrials: 0.0%
	Element Communication Aviation
170	12.000%, 03/16/2040(b)	182,886
328	McDermott International Ltd. - (Preference Shares)(b)	229,735

		412,621

Utilities: 0.0%
	NextEra Energy, Inc.
5,237	5.279%, 03/01/2023	259,389

TOTAL PREFERRED STOCKS (Cost $6,701,785)		5,951,184

Principal Amount^
ASSET-BACKED SECURITIES: 8.9%
	Accelerated Assets LLC
$173,952	Series 2018-1-B 4.510%, 12/02/2033(c)	179,877
	Adams Outdoor Advertising L.P.
886,628	Series 2018-1-A 4.810%, 11/15/2048(c)	951,777
	AGL CLO 3 Ltd.
320,000	Series 2020-3A-C 2.391%, 01/15/2033(c)(e) 3 mo. USD LIBOR + 2.150%	320,596
470,000	Series 2020-3A-D 3.541%, 01/15/2033(c)(e) 3 mo. USD LIBOR + 3.300%	471,434
	AIM Aviation Finance Ltd.
637,452	Series 2015-1A-B1 5.072%, 02/15/2040(c)(f)	250,189
	Aimco CLO 14 Ltd.
1,010,000	Series 2021-14A-D 1.542%, 04/20/2034(c)(e)(g) -1*3 mo. USD LIBOR + 2.900%	1,010,101
	American Credit Acceptance Receivables Trust
670,000	Series 2020-3-D 2.400%, 06/15/2026(c)	692,393
615,000	Series 2020-4-D 1.770%, 12/14/2026(c)	625,474

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2021 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	American Homes 4 Rent
$875,000	Series 2014-SFR2-E 6.231%, 10/17/2036(c)	$956,249
600,000	Series 2014-SFR3-E 6.418%, 12/17/2036(c)	661,092
845,000	Series 2015-SFR1-E 5.639%, 04/17/2052(c)	911,201
	AmeriCredit Automobile Receivables Trust
185,000	Series 2020-2-D 2.130%, 03/18/2026	190,658
	AMSR Trust
1,800,000	Series 2020-SFR5-G 4.112%, 11/17/2037(c)	1,840,257
	Anchorage Capital CLO 9 Ltd.
1,800,000	Series 2016-9A-DR 4.241%, 07/15/2032(c)(e) 3 mo. USD LIBOR + 4.000%	1,803,119
	Apidos CLO XX
265,000	Series 2015-20A-BRR 2.173%, 07/16/2031(c)(e) 3 mo. USD LIBOR + 1.950%	265,173
	Apidos CLO XXI
500,000	Series 2015-21A-ER 8.473%, 07/18/2027(c)(e) 3 mo. USD LIBOR + 8.250%	457,974
	Apidos CLO XXIII
855,000	Series 2015-23A-CR 2.241%, 04/15/2033(c)(e) 3 mo. USD LIBOR + 2.000%	857,295
	Apidos CLO XXIV
1,000,000	Series 2016-24A-DR 6.024%, 10/20/2030(c)(e) 3 mo. USD LIBOR + 5.800%	937,618
	Apres Static CLO 2 Ltd.
500,000	Series 2020-1A-D 5.091%, 04/15/2028(c)(e) 3 mo. USD LIBOR + 4.850%	500,425
	Arbys Funding LLC
253,725	Series 2020-1A-A2 3.237%, 07/30/2050(c)	260,083
	Ascentium Equipment Receivables Trust
95,000	Series 2017-2A-C 2.870%, 08/10/2022(c)	96,146
	Atrium XIII
500,000	Series 13A-E 6.268%, 11/21/2030(c)(e) 3 mo. USD LIBOR + 6.050%	487,162
	Atrium XIV LLC
750,000	Series 14A-E 5.873%, 08/23/2030(c)(e) 3 mo. USD LIBOR + 5.650%	719,930
	Avid Automobile Receivables Trust
180,000	Series 2019-1-C 3.140%, 07/15/2026(c)	184,835
	Avis Budget Rental Car Funding AESOP LLC
215,000	Series 2020-2A-B 2.960%, 02/20/2027(c)	224,658

Principal Amount^		Value
$355,000	Series 2020-2A-C 4.250%, 02/20/2027(c)	$383,567
	Barings CLO Ltd.
1,000,000	Series 2018-3A-E 5.974%, 07/20/2029(c)(e) 3 mo. USD LIBOR + 5.750%	941,238
500,000	Series 2018-4A-E 6.061%, 10/15/2030(c)(e) 3 mo. USD LIBOR + 5.820%	484,752
1,100,000	Series 2019-4A-C 3.041%, 01/15/2033(c)(e) 3 mo. USD LIBOR + 2.800%	1,104,694
	Battalion CLO XIV Ltd.
250,000	Series 2019-14A-E 6.904%, 04/20/2032(c)(e) 3 mo. USD LIBOR + 6.680%	250,348
	Bayview Opportunity Master Fund V Trust
329,360	Series 2020-RN3-A1 3.228%, 09/25/2035(c)(f)	333,547
	Blackbird Capital Aircraft Lease Securitization Ltd.
258,854	Series 2016-1A-A 4.213%, 12/16/2041(c)(f)	261,070
	BlueMountain CLO XXIV Ltd.
510,000	Series 2019-24A-C 2.924%, 04/20/2031(c)(e) 3 mo. USD LIBOR + 2.700%	510,313
	Brex Commercial Charge Card Master Trust
165,000	Series 2021-1-A 2.090%, 07/17/2024(c)(g)	165,258
	Bristol Park CLO Ltd.
260,000	Series 2016-1A-CR 2.191%, 04/15/2029(c)(e) 3 mo. USD LIBOR + 1.950%	260,163
	Buttermilk Park CLO Ltd.
750,000	Series 2018-1A-E 5.991%, 10/15/2031(c)(e) 3 mo. USD LIBOR + 5.750%	723,736
	California Republic Auto Receivables Trust
520,000	Series 2018-1-D 4.330%, 04/15/2025	540,180
	Canyon Capital CLO Ltd.
1,000,000	Series 2016-1A-ER 5.991%, 07/15/2031(c)(e) 3 mo. USD LIBOR + 5.750%	945,397
500,000	Series 2018-1A-E 5.991%, 07/15/2031(c)(e) 3 mo. USD LIBOR + 5.750%	466,321
	Carlyle Global Market Strategies CLO Ltd.
500,000	Series 2014-2RA-D 5.544%, 05/15/2031(c)(e) 3 mo. USD LIBOR + 5.350%	444,754
	CarMax Auto Owner Trust
305,000	Series 2018-4-D 4.150%, 04/15/2025	321,817
	Carvana Auto Receivables Trust
3,000	Series 2021-N1-R 0.010%, 01/10/2028(c)	1,500,000

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2021 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Castlelake Aircraft Securitization Trust
$3,810,233	Series 2018-1-C 6.625%, 06/15/2043(c)	$3,051,867
	Castlelake Aircraft Structured Trust
3,000,000	Series 2019-1A-E 0.010%, 04/15/2039(c)	930,000
1,309,367	Series 2021-1A-A 3.474%, 01/15/2046(c)	1,335,341
	Catskill Park CLO Ltd.
1,000,000	Series 2017-1A-D 6.224%, 04/20/2029(c)(e) 3 mo. USD LIBOR + 6.000%	980,918
	CCG Receivables Trust
100,000	Series 2018-1-C 3.420%, 06/16/2025(c)	100,481
	Chenango Park CLO Ltd.
500,000	Series 2018-1A-D 6.041%, 04/15/2030(c)(e) 3 mo. USD LIBOR + 5.800%	488,018
	Chesapeake Funding II LLC
250,000	Series 2018-1A-C 3.570%, 04/15/2030(c)	253,978
640,000	Series 2018-1A-D 3.920%, 04/15/2030(c)	649,349
	CIFC Funding Ltd.
205,000	Series 2013-2A-A3LR 2.176%, 10/18/2030(c)(e) 3 mo. USD LIBOR + 1.950%	204,827
	Citigroup Mortgage Loan Trust, Inc.
951,565	Series 2019-E-A1 3.228%, 11/25/2070(c)(f)	957,196
	CLI Funding VIII LLC
1,260,000	Series 2021-1A-A 1.640%, 02/18/2046(c)	1,233,605
	Colony American Finance Ltd.
16,213	Series 2016-1-C 4.638%, 06/15/2048(c)(f)	16,189
	Cook Park CLO Ltd.
1,000,000	Series 2018-1A-E 5.623%, 04/17/2030(c)(e) 3 mo. USD LIBOR + 5.400%	953,797
	Corevest American Finance Trust
305,000	Series 2020-4-C 2.250%, 12/15/2052(c)	293,548
	Credit Acceptance Auto Loan Trust
605,000	Series 2020-1A-C 2.590%, 06/15/2029(c)	624,153
275,000	Series 2020-3A-C 2.280%, 02/15/2030(c)	281,294
	CSAB Mortgage-Backed Trust
1,857,684	Series 2006-2-A6B 6.200%, 09/25/2036(f)	193,182
	DB Master Finance LLC
327,020	Series 2019-1A-A23 4.352%, 05/20/2049(c)	354,379
	Dell Equipment Finance Trust
200,000	Series 2020-2-D 1.920%, 03/23/2026(c)	204,113
	Diamond Resorts Owner Trust
67,668	Series 2017-1A-C 6.070%, 10/22/2029(c)	69,323
288,149	Series 2018-1-C 4.530%, 01/21/2031(c)	297,061

Principal Amount^		Value
$224,938	Series 2019-1A-B 3.530%, 02/20/2032(c)	$230,970
	Domino’s Pizza Master Issuer LLC
712,950	Series 2017-1A-A23 4.118%, 07/25/2047(c)	769,571
518,075	Series 2018-1A-A2II 4.328%, 07/25/2048(c)	559,602
495,000	Series 2019-1A-A2 3.668%, 10/25/2049(c)	521,659
	Dorchester Park CLO Ltd.
500,000	Series 2015-1A-ER 5.224%, 04/20/2028(c)(e) 3 mo. USD LIBOR + 5.000%	492,345
	Dryden 40 Senior Loan Fund
1,000,000	Series 2015-40A-ER 5.944%, 08/15/2031(c)(e) 3 mo. USD LIBOR + 5.750%	965,931
	Dryden 45 Senior Loan Fund
275,000	Series 2016-45A-ER 6.091%, 10/15/2030(c)(e) 3 mo. USD LIBOR + 5.850%	267,070
	Dryden 55 CLO Ltd.
500,000	Series 2018-55A-F 7.441%, 04/15/2031(c)(e) 3 mo. USD LIBOR + 7.200%	448,921
	DT Auto Owner Trust
270,000	Series 2020-3A-D 1.840%, 06/15/2026(c)	274,313
	Earnest Student Loan Program LLC
13,000	Series 2016-D-R 0.010%, 01/25/2041(c)	169,963
	Education Funding Trust
580,911	Series 2020-A-A 2.790%, 07/25/2041(c)	597,182
	Exeter Automobile Receivables Trust
305,000	Series 2020-2A-D 4.730%, 04/15/2026(c)	329,389
	Fillmore Park CLO Ltd.
500,000	Series 2018-1A-E 5.641%, 07/15/2030(c)(e) 3 mo. USD LIBOR + 5.400%	479,193
	First Investors Auto Owner Trust
160,000	Series 2019-2A-D 2.800%, 12/15/2025(c)	164,889
365,000	Series 2019-2A-E 3.880%, 01/15/2026(c)	377,251
	FirstKey Homes Trust
775,000	Series 2020-SFR1-F1 3.638%, 09/17/2025(c)	798,584
1,010,000	Series 2020-SFR2-F1 3.017%, 10/19/2037(c)	1,027,637
	Flagship Credit Auto Trust
300,000	Series 2016-3-E 6.250%, 10/15/2023(c)	306,006
595,000	Series 2020-1-D 2.480%, 03/16/2026(c)	613,544
	Galaxy XXVI CLO Ltd.
715,000	Series 2018-26A-E 6.032%, 11/22/2031(c)(e) 3 mo. USD LIBOR + 5.850%	673,614
	Gilbert Park CLO Ltd.
500,000	Series 2017-1A-E 6.641%, 10/15/2030(c)(e) 3 mo. USD LIBOR + 6.400%	496,826

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2021 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Global Container Assets 2014 Holdings Ltd.
$805,508	Series 2014-1-C 6.000%, 01/05/2030(b)(c)	$302,468
369,466	Series 2014-1-D 7.500%, 01/05/2030(b)(c)	56,417
1,185,000	Series 2014-1-E 0.000%, 01/05/2030(b)(c)	0
	Global Container Assets Ltd.
113,868	Series 2015-1A-B 4.500%, 02/05/2030(c)	114,083
	GLS Auto Receivables Issuer Trust
1,135,000	Series 2020-3A-C 1.920%, 05/15/2025(c)	1,158,897
	Goldentree Loan Management US CLO 3 Ltd.
500,000	Series 2018-3A-D 3.074%, 04/20/2030(c)(e) 3 mo. USD LIBOR + 2.850%	495,499
	GSAA Home Equity Trust
602,710	Series 2006-10-AF5 6.448%, 06/25/2036(f)	243,616
	Hardee’s Funding LLC
264,338	Series 2020-1A-A2 3.981%, 12/20/2050(c)	273,895
	Highbridge Loan Management Ltd.
500,000	Series 2013-2A-DR 6.824%, 10/20/2029(c)(e) 3 mo. USD LIBOR + 6.600%	479,247
	Hilton Grand Vacations Trust
112,015	Series 2018-AA-C 4.000%, 02/25/2032(c)	117,144
	Horizon Aircraft Finance I Ltd.
2,760,467	Series 2018-1-C 6.657%, 12/15/2038(c)	2,466,659
	HPEFS Equipment Trust
265,000	Series 2020-1A-D 2.260%, 02/20/2030(c)	271,553
	HPS Loan Management Ltd.
2,000,000	Series 6A-2015-DR 5.295%, 02/05/2031(c)(e) 3 mo. USD LIBOR + 5.100%	1,805,604
	Kestrel Aircraft Funding Ltd.
504,572	Series 2018-1A-A 4.250%, 12/15/2038(c)	506,278
	LCM 26 Ltd.
500,000	Series 26A-E 5.524%, 01/20/2031(c)(e) 3 mo. USD LIBOR + 5.300%	439,404
	LCM 30 Ltd.
300,000	Series 30A-D 3.974%, 04/20/2031(c)(e) 3 mo. USD LIBOR + 3.750%	300,214
	LCM Loan Income Fund I Income Note Issuer Ltd.
500,000	Series 27A-E 5.823%, 07/16/2031(c)(e) 3 mo. USD LIBOR + 5.600%	451,287
	LCM XVII L.P.
1,000,000	Series 17A-ER 6.241%, 10/15/2031(c)(e) 3 mo. USD LIBOR + 6.000%	909,955

Principal Amount^		Value
	LCM XX L.P.
$500,000	Series 20A-ER 5.674%, 10/20/2027(c)(e) 3 mo. USD LIBOR + 5.450%	$467,462
	Legacy Mortgage Asset Trust
518,197	Series 2019-GS4-A1 3.438%, 05/25/2059(c)(f)	520,741
	Lehman XS Trust
2,337,810	Series 2005-6-3A3A 6.260%, 11/25/2035(f)	1,500,595
169,992	Series 2006-8-3A3 5.244%, 06/25/2036(f)	179,323
	Madison Park Funding XIV Ltd.
1,000,000	Series 2014-14A-ER 6.022%, 10/22/2030(c)(e) 3 mo. USD LIBOR + 5.800%	958,603
	Madison Park Funding XXII Ltd.
1,000,000	Series 2016-22A-ER 6.941%, 01/15/2033(c)(e) 3 mo. USD LIBOR + 6.700%	991,055
	Madison Park Funding XXVI Ltd.
445,000	Series 2007-4A-DR 3.212%, 07/29/2030(c)(e) 3 mo. USD LIBOR + 3.000%	445,234
	Madison Park Funding XXX Ltd.
395,000	Series 2018-30A-D 2.741%, 04/15/2029(c)(e) 3 mo. USD LIBOR + 2.500%	384,990
	Madison Park Funding XXXI Ltd.
270,000	Series 2018-31A-C 2.368%, 01/23/2031(c)(e) 3 mo. USD LIBOR + 2.150%	270,152
	MAPS Ltd.
573,944	Series 2018-1A-A 4.212%, 05/15/2043(c)	580,378
266,401	Series 2019-1A-A 4.458%, 03/15/2044(c)	270,270
	Mercury Financial Credit Card Master Trust
260,000	Series 2021-1A-B 2.330%, 03/20/2026(c)	260,571
	Mosaic Solar Loans LLC
1,418,691	Series 2017-2A-B 4.770%, 06/22/2043(c)	1,539,582
	MVW LLC
84,038	Series 2020-1A-C 4.210%, 10/20/2037(c)	88,953
	MVW Owner Trust
84,476	Series 2019-1A-C 3.330%, 11/20/2036(c)	86,257
	Myers Park CLO Ltd.
1,000,000	Series 2018-1A-E 5.724%, 10/20/2030(c)(e) 3 mo. USD LIBOR + 5.500%	961,974
	Navient Private Education Refi Loan Trust
260,000	Series 2018-A-B 3.680%, 02/18/2042(c)	265,044
855,000	Series 2019-FA-B 3.120%, 08/15/2068(c)	879,428
180,000	Series 2019-GA-B 3.080%, 10/15/2068(c)	182,571
220,000	Series 2020-FA-B 2.690%, 07/15/2069(c)	218,594

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2021 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Neuberger Berman CLO XVI-S Ltd.
$500,000	Series 2017-16SA-ER 6.450%, 04/15/2034(c)(e) 3 mo. USD LIBOR + 6.250%	$500,250
	Neuberger Berman CLO XXIII Ltd.
1,000,000	Series 2016-23A-ER 5.973%, 10/17/2027(c)(e) 3 mo. USD LIBOR + 5.750%	983,404
	Neuberger Berman Loan Advisers CLO 24 Ltd.
1,000,000	Series 2017-24A-E 6.243%, 04/19/2030(c)(e) 3 mo. USD LIBOR + 6.020%	981,933
	Neuberger Berman Loan Advisers CLO 26 Ltd.
1,000,000	Series 2017-26A-INC 0.000%, 10/18/2030(c)(h)	752,185
	New Residential Mortgage Loan Trust
163,033	Series 2020-NPL2-A1 3.228%, 08/25/2060(c)(f)	164,503
	Octagon Investment Partners 26 Ltd.
1,000,000	Series 2016-1A-FR 8.331%, 07/15/2030(c)(e) 3 mo. USD LIBOR + 8.090%	897,339
	Octagon Investment Partners 29 Ltd.
1,000,000	Series 2016-1A-ER 7.468%, 01/24/2033(c)(e) 3 mo. USD LIBOR + 7.250%	1,001,788
	Octagon Investment Partners 39 Ltd.
275,000	Series 2018-3A-E 5.974%, 10/20/2030(c)(e) 3 mo. USD LIBOR + 5.750%	264,658
	Octagon Investment Partners XVI Ltd.
1,000,000	Series 2013-1A-ER 5.973%, 07/17/2030(c)(e) 3 mo. USD LIBOR + 5.750%	950,848
1,500,000	Series 2013-1A-SUB 0.000%, 07/17/2030(c)(h)	399,284
	Octagon Investment Partners XXI Ltd.
500,000	Series 2014-1A-DRR 7.194%, 02/14/2031(c)(e) 3 mo. USD LIBOR + 7.000%	496,165
	Octagon Investment Partners XXII Ltd.
835,000	Series 2014-1A-CRR 2.122%, 01/22/2030(c)(e) 3 mo. USD LIBOR + 1.900%	829,728
	OHA Credit Funding 5 Ltd.
475,000	Series 2020-5A-C 2.223%, 04/18/2033(c)(e) 3 mo. USD LIBOR + 2.000%	476,583
	OneMain Financial Issuance Trust
675,000	Series 2015-3A-B 4.160%, 11/20/2028(c)	675,995
290,000	Series 2020-1A-B 4.830%, 05/14/2032(c)	312,332
265,000	Series 2020-2A-C 2.760%, 09/14/2035(c)	272,780

Principal Amount^		Value
	OZLM XXIII Ltd.
$255,000	Series 2019-23A-E 7.041%, 04/15/2032(c)(e) 3 mo. USD LIBOR + 6.800%	$254,404
	Palmer Square CLO Ltd.
260,000	Series 2015-2A-BR2 2.174%, 07/20/2030(c)(e) 3 mo. USD LIBOR + 1.950%	260,169
	Parallel Ltd.
700,000	Series 2017-1A-CR 2.224%, 07/20/2029(c)(e) 3 mo. USD LIBOR + 2.000%	689,284
1,005,000	Series 2018-2A-B 2.374%, 10/20/2031(c)(e) 3 mo. USD LIBOR + 2.150%	986,216
	Pikes Peak CLO 3
895,000	Series 2019-3A-E 7.078%, 04/25/2030(c)(e) 3 mo. USD LIBOR + 6.860%	878,398
	Planet Fitness Master Issuer LLC
770,250	Series 2019-1A-A2 3.858%, 12/05/2049(c)	740,663
	PNMAC FMSR Issuer Trust
7,300,000	Series 2018-FT1-A 2.459%, 04/25/2023(c)(e) 1 mo. USD LIBOR + 2.350%	7,240,804
	Prestige Auto Receivables Trust
330,000	Series 2019-1A-E 3.900%, 05/15/2026(c)	340,576
	Preston Ridge Partners Mortgage LLC
276,840	Series 2020-1A-A1 2.981%, 02/25/2025(c)(f)	277,733
	Progress Residential Trust
260,000	Series 2018-SFR2-E 4.656%, 08/17/2035(c)	262,697
170,000	Series 2018-SFR3-E 4.873%, 10/17/2035(c)	172,868
630,000	Series 2019-SFR1-E 4.466%, 08/17/2035(c)	647,502
235,000	Series 2019-SFR3-D 2.871%, 09/17/2036(c)	237,381
255,000	Series 2020-SFR3-F 2.796%, 10/17/2027(c)	255,415
140,000	Series 2021-SFR1-F 2.757%, 04/17/2038(c)	136,864
170,000	Series 2021-SFR2-E2 2.647%, 04/19/2038(c)(g)	171,296
7,000,000	Series 2021-SFR2-G 4.254%, 04/19/2038(c)(g)	7,056,959
	Republic FInance Issuance Trust
1,000,000	Series 2019-A-A 3.430%, 11/22/2027(c)	1,014,702
	Rockford Tower CLO Ltd.
700,000	Series 2017-2A-CR 2.141%, 10/15/2029(c)(e) 3 mo. USD LIBOR + 1.900%	700,414
	S-Jets Ltd.
1,103,837	Series 2017-1-A 3.967%, 08/15/2042(c)	1,084,437
	Santander Drive Auto Receivables Trust
890,000	Series 2020-1-D 5.350%, 03/15/2028	982,408

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2021 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Santander Drive Auto Receivables Trust (Continued)
$300,000	Series 2020-2-D 2.220%, 09/15/2026	$308,140
	SCF Equipment Leasing LLC
295,000	Series 2021-1A-E 3.560%, 08/20/2032(c)	290,588
	Sierra Timeshare Receivables Funding LLC
412,629	Series 2020-2A-C 3.510%, 07/20/2037(c)	425,716
	SLM Private Credit Student Loan Trust
211,000	Series 2003-A-A3 3.510%, 06/15/2032(e) 28 day ARS	211,585
639,000	Series 2003-B-A3 3.453%, 03/15/2033(e) 28 day ARS	640,769
55,000	Series 2003-B-A4 3.513%, 03/15/2033(e) 28 day ARS	55,152
	SoFi Consumer Loan Program Trust
368,101	Series 2018-2-B 3.790%, 04/26/2027(c)	372,831
380,000	Series 2019-4-C 2.840%, 08/25/2028(c)	389,463
	SoFi Professional Loan Program LLC
128,403	Series 2016-A-B 3.570%, 01/26/2038(c)	130,562
133,000	Series 2017-F-R1 0.010%, 01/25/2041(c)	4,505,334
63,038	Series 2019-B-R1 0.010%, 08/17/2048(c)	1,494,867
	SoFi Professional Loan Program Trust
360,000	Series 2020-A-BFX 3.120%, 05/15/2046(c)	368,904
45,000	Series 2020-A-R1 0.010%, 05/15/2046(c)	2,741,794
	SpringCastle America Funding LLC
849,457	Series 2020-AA-A 1.970%, 09/25/2037(c)	857,486
	Sprite Ltd.
2,566,484	Series 2017-1-A 4.250%, 12/15/2037(c)	2,598,077
292,457	Series 2017-1-B 5.750%, 12/15/2037(c)	271,444
	Stewart Park CLO Ltd.
500,000	Series 2015-1A-ER 5.521%, 01/15/2030(c)(e) 3 mo. USD LIBOR + 5.280%	469,493
	Textainer Marine Containers VII Ltd.
108,009	Series 2020-1A-A 2.730%, 08/21/2045(c)	110,053
592,000	Series 2021-1A-A 1.680%, 02/20/2046(c)	575,986
238,400	Series 2021-1A-B 2.520%, 02/20/2046(c)	233,412

Principal Amount^		Value
	THL Credit Wind River CLO Ltd.
$2,000,000	Series 2014-2A-INC 0.010%, 01/15/2031(c)	$568,518
500,000	Series 2018-2A-E 5.991%, 07/15/2030(c)(e) 3 mo. USD LIBOR + 5.750%	467,974
	TICP CLO VII Ltd.
280,000	Series 2017-7A-CR 2.391%, 04/15/2033(c)(e) 3 mo. USD LIBOR + 2.150%	280,780
	TICP CLO XV Ltd.
250,000	Series 2020-15A-C 2.374%, 04/20/2033(c)(e) 3 mo. USD LIBOR + 2.150%	250,624
	Tidewater Auto Receivables Trust
110,000	Series 2018-AA-D 4.300%, 11/15/2024(c)	111,802
	TIF Funding II LLC
937,729	Series 2021-1A-A 1.650%, 02/20/2046(c)	905,612
	Towd Point Mortgage Trust
310,000	Series 2018-5-M1 3.250%, 07/25/2058(c)(h)	320,036
385,000	Series 2019-2-M1 3.750%, 12/25/2058(c)(h)	406,309
	Trestles CLO II Ltd.
335,000	Series 2018-2A-D 5.968%, 07/25/2031(c)(e) 3 mo. USD LIBOR + 5.750%	316,005
	Tricon American Homes
250,000	Series 2020-SFR1-E 3.544%, 07/17/2038(c)	257,143
	Tricon American Homes Trust
290,000	Series 2020-SFR2-E1 2.730%, 11/17/2039(c)	283,732
	Tryon Park CLO Ltd.
1,000,000	Series 2013-1A-DR 6.191%, 04/15/2029(c)(e) 3 mo. USD LIBOR + 5.950%	982,987
	Voya CLO Ltd.
500,000	Series 2018-2A-E 5.491%, 07/15/2031(c)(e) 3 mo. USD LIBOR + 5.250%	466,924
	WAVE Trust
536,027	Series 2017-1A-A 3.844%, 11/15/2042(c)	527,579
	Webster Park CLO Ltd.
1,000,000	Series 2015-1A-DR 5.724%, 07/20/2030(c)(e) 3 mo. USD LIBOR + 5.500%	962,893
	Wendy’s Funding LLC
1,020,713	Series 2018-1A-A2II 3.884%, 03/15/2048(c)	1,079,685
181,925	Series 2019-1A-A2II 4.080%, 06/15/2049(c)	192,689
	Westlake Automobile Receivables Trust
390,000	Series 2020-3A-D 1.650%, 02/17/2026(c)	395,796
	Willis Engine Structured Trust
233,938	Series 2020-A-A 3.228%, 03/15/2045(c)	231,430

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2021 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	York CLO Ltd.
$1,783,000	Series 2019-1A-D 4.222%, 07/22/2032(c)(e) 3 mo. USD LIBOR + 4.000%	$1,787,520

TOTAL ASSET-BACKED SECURITIES (Cost $143,158,776)		133,172,606

BANK LOANS: 2.1%
	AAdvantage Loyalty IP Ltd.
225,000	0.000%, 04/20/2028(i)	230,802
	Air Methods Corp.
1,173,661	4.500%, 04/22/2024(e) 3 mo. LIBOR + 3.500%	1,138,821
	American Tire Distributors Holdings, Inc.
1,139,687	8.500%, 09/02/2024(e) 3 mo. LIBOR + 7.500%	1,116,894
	American Trailer World Corp.
315,000	4.500%, 02/17/2028(e) 1 mo. LIBOR + 3.750%	313,427
	AmWINS Group, Inc.
134,357	3.000%, 02/19/2028(e) 3 mo. LIBOR + 2.250%	133,549
	Applied Systems, Inc.
1,060,000	0.000%, 09/19/2025(i)	1,070,600
	Asurion LLC
160,000	5.359%, 01/31/2028(e) 1 mo. LIBOR + 5.250%	163,180
	BJ Services LLC
1,240,577	8.500%, 01/03/2023(b)(e)(j) 3 mo. LIBOR + 7.000%	1,178,549
	Blackhawk Network Holdings, Inc.
125,000	7.125%, 06/15/2026(e) 1 mo. LIBOR + 7.000%	124,583
	Bright Bidco B.V.
870,480	4.500%, 06/30/2024(e) 3 mo. LIBOR + 3.500%	668,094
	Cengage Learning, Inc.
1,031,057	5.250%, 06/07/2023(e) 3 mo. LIBOR + 4.250%	1,022,251
	ClubCorp Holdings, Inc.
478,760	2.953%, 09/18/2024(e) 3 mo. LIBOR + 2.750%	451,305
	Colorado Buyer, Inc.
468,603	4.000%, 05/01/2024(e) 3 mo. LIBOR + 3.000%	450,817
	Constant Contact, Inc.
1,260,000	8.250%, 02/10/2029(e) 1 mo. LIBOR + 7.500%	1,247,400
	Curium BidCo S.A R.L.
405,000	8.500%, 10/27/2028(e) 3 mo. LIBOR + 7.750%	414,113
	Cvent, Inc.
1,239,801	3.900%, 11/29/2024(e) 2 mo. LIBOR + 3.750%	1,209,842
	DCert Buyer, Inc.
485,000	7.109%, 02/16/2029(e) 1 mo. LIBOR + 7.000%	489,549
	DG Investment Intermediate Holdings 2, Inc.
420,000	0.000%, 03/18/2029(i)	422,100

Principal Amount^		Value
	Dhanani Group, Inc.
$107,329	3.859%, 07/20/2025(e) 1 mo. LIBOR + 3.750%	$106,323
	Envision Healthcare Corp.
687,225	3.859%, 10/10/2025(e) 1 mo. LIBOR + 3.750%	595,167
	Envision HealthcareCorp.
790,000	0.000%, 10/10/2025(i)	642,665
	Finastra USA, Inc.
461,484	4.500%, 06/13/2024(e) 3 mo. LIBOR + 3.500%	452,942
405,000	8.250%, 06/13/2025(e) 6 mo. LIBOR + 7.250%	408,088
	Flexential Intermediate Corp.
438,189	3.703%, 08/01/2024(e) 3 mo. LIBOR + 3.500%	410,528
	Gainwell Acquisition Corp.
560,000	0.000%, 10/01/2027(i)	558,600
179,550	4.750%, 10/01/2027(e) 3 mo. LIBOR + 4.000%	179,101
	Global Medical Response, Inc.
246,183	5.250%, 03/14/2025(e) 3 mo. LIBOR + 4.250%	245,041
	Grab Holdings, Inc.
640,000	5.500%, 01/29/2026(e) 6 mo. LIBOR + 4.500%	653,600
	Gulf Finance LLC
522,810	6.250%, 08/25/2023(e) 3 mo. LIBOR + 5.250%	435,145
	ION Trading Finance Ltd.
375,000	0.000%, 03/26/2028(i)	375,469
	ION Trading Technologies S.A.R.L.
359,342	5.000%, 11/21/2024(e) 1 mo. LIBOR + 4.000%	359,998
	Ivanti Software, Inc.
320,000	5.750%, 12/01/2027(e) 3 mo. LIBOR + 4.750%	321,701
	Lealand Finance Company B.V.
59,736	3.109%, 06/30/2024(e) 1 mo. LIBOR + 3.000%	48,685
900,483	1.109%-3.000%, 06/30/2025(e) 1 mo. LIBOR + 1.000%	510,272
	McDermott Technology Americas, Inc.
311,809	0.000%, 05/10/2023(b)(i) 3 mo. LIBOR + 0.500%	240,093
1,614,796	0.000%, 05/10/2023(b)(i) 3 mo. LIBOR + 0.500%	1,243,393
	Mediaco Holding, Inc.
2,192,101	8.509%, 11/21/2024(b)(e) 1 mo. LIBOR + 8.400%	2,038,654
	Minotaur Acquisition, Inc.
1,075,789	5.109%, 03/27/2026(e) 1 mo. LIBOR + 5.000%	1,076,241
	Mitchell International, Inc.
845,000	7.359%, 12/01/2025(e) 1 mo. LIBOR + 7.250%	845,528
	MLN U.S. Holding Co. LLC
464,829	4.603%, 11/30/2025(e) 1 mo. LIBOR + 4.500%	412,082
	OneDigital Borrower LLC
728,125	5.250%, 11/16/2027(e) 3 mo. LIBOR + 4.500%	729,341
	Playtika Holding Corp.
690,000	0.000%, 03/13/2028(i)	686,981

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2021 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
	Riverbed Technology, Inc.
$698,250	7.000%, 12/31/2025(e) 3 mo. LIBOR + 6.000%	$672,439
	Solenis Holdings LLC
170,000	8.690%, 06/26/2026(e) 3 mo. LIBOR + 8.500%	170,651
	Team Health Holdings, Inc.
832,000	3.750%, 02/06/2024(e) 1 mo. LIBOR + 2.750%	776,127
	Tibco Software, Inc.
390,000	7.360%, 03/03/2028(e) 1 mo. LIBOR + 7.250%	395,144
	Travelport Finance (Luxembourg) S.A.R.L.
215,000	0.000%, 02/28/2025(i)	219,389
798,430	9.000%, 02/28/2025(e) 3 mo. LIBOR + 7.000%	814,730
310,780	5.203%, 05/29/2026(e) 3 mo. LIBOR + 5.000%	253,820
	Triton Water Holdings, Inc.
270,000	0.000%, 03/31/2028(i)	269,303
	Vantage Specialty Chemicals, Inc.
999,765	4.500%, 10/28/2024(e) 3 mo. LIBOR + 3.500%	946,447
	Waterbridge Midstream Operating LLC
673,291	6.750%, 06/22/2026(e) 6 mo. LIBOR + 5.750%	640,468
	Weber-Stephen Products LLC
274,313	4.000%, 10/30/2027(e) 1 mo. LIBOR + 3.250%	274,621
	Western Digital Corp.
697,768	1.865%, 04/29/2023(e) 1 mo. LIBOR + 1.750%	698,595
	Ziggo B.V.
490,000 (EUR)	3.000%, 01/31/2029(e) 6 mo. EURIBOR + 3.000%	572,963

TOTAL BANK LOANS (Cost $33,150,149)		32,126,211

CONVERTIBLE BONDS: 1.3%
Communications: 0.4%
	DISH Network Corp.
210,000	0.000%, 12/15/2025(c)(k)	223,230
3,880,000	3.375%, 08/15/2026	3,739,544
	Expedia Group, Inc.
270,000	0.000%, 02/15/2026(c)(k)	296,055
	Liberty Media Corp.
385,000	0.500%, 12/01/2050(c)	446,739
	Palo Alto Networks, Inc.
230,000	0.375%, 06/01/2025(c)	284,625
	Twitter, Inc.
420,000	0.000%, 03/15/2026(c)(k)	399,000
	Uber Technologies, Inc.
380,000	0.000%, 12/15/2025(c)(k)	401,137

		5,790,330

Consumer, Cyclical: 0.2%
	Cineplex, Inc.
1,041,000 (CAD)	5.750%, 09/30/2025(c)	1,052,220

Principal Amount^		Value
Consumer, Cyclical (continued)
	JetBlue Airways Corp.
$195,000	0.500%, 04/01/2026(c)	$215,241
	Marriott Vacations Worldwide Corp.
385,000	0.000%, 01/15/2026(c)(k)	457,909
	Peloton Interactive, Inc.
210,000	0.000%, 02/15/2026(c)(k)	199,631
	Southwest Airlines Co.
585,000	1.250%, 05/01/2025	1,007,297

		2,932,298

Consumer, Non-cyclical: 0.7%
	BioMarin Pharmaceutical, Inc.
2,595,000	1.250%, 05/15/2027(c)	2,557,632
	Chegg, Inc.
130,000	0.000%, 09/01/2026(c)(k)	140,400
	Dermira, Inc.
3,806,000	3.000%, 05/15/2022	3,858,333
	Guardant Health, Inc.
215,000	0.000%, 11/15/2027(c)(k)	276,813
	Halozyme Therapeutics, Inc.
255,000	0.250%, 03/01/2027(c)	233,484
	Livongo Health, Inc.
80,000	0.875%, 06/01/2025(c)	136,048
	Neurocrine Biosciences, Inc.
345,000	2.250%, 05/15/2024	467,259
	Shift4 Payments, Inc.
340,000	0.000%, 12/15/2025(c)(k)	426,904
	SmileDirectClub, Inc.
195,000	0.000%, 02/01/2026(c)(k)	171,722
	Teladoc Health, Inc.
1,260,000	1.250%, 06/01/2027(c)	1,406,538

		9,675,133

Energy: 0.0%
	Sunrun, Inc.
130,000	0.000%, 02/01/2026(c)(k)	117,413

Industrial: 0.0%
	Greenbrier Cos., Inc. (The)
180,000	2.875%, 02/01/2024	196,650

Technology: 0.0%
	Bentley Systems, Inc.
25,000	0.125%, 01/15/2026(c)	25,964
	LivePerson, Inc.
300,000	0.000%, 12/15/2026(c)(k)	303,750
	Lumentum Holdings, Inc.
180,000	0.500%, 12/15/2026	210,258

		539,972

TOTAL CONVERTIBLE BONDS (Cost $18,562,189)		19,251,796

CORPORATE BONDS: 27.9%
Basic Materials: 2.5%
	ABJA Investment Co. Pte Ltd.
210,000	5.450%, 01/24/2028	216,666
	Alcoa Nederland Holding B.V.
400,000	5.500%, 12/15/2027(c)	431,060
	Allegheny Technologies, Inc.
1,902,000	5.875%, 12/01/2027	1,972,136

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2021 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Basic Materials (continued)
	Alpek SAB de C.V.
$200,000	3.250%, 02/25/2031(c)	$198,078
	Braskem Idesa SAPI
300,000	7.450%, 11/15/2029(c)	298,500
200,000	7.450%, 11/15/2029	199,000
	Braskem Netherlands Finance B.V.
800,000	4.500%, 01/31/2030(c)	804,960
400,000	5.875%, 01/31/2050	402,560
200,000	5.875%, 01/31/2050(c)	201,280
	Carpenter Technology Corp.
568,000	6.375%, 07/15/2028	610,742
	Cleveland-Cliffs, Inc.
2,548,000	5.875%, 06/01/2027	2,640,365
	Compass Minerals International, Inc.
462,000	6.750%, 12/01/2027(c)	495,121
	CSN Islands XII Corp.
600,000	7.000%, 06/23/2021(d)	602,688
	First Quantum Minerals Ltd.
600,000	7.500%, 04/01/2025(c)	620,250
1,445,000	6.875%, 03/01/2026(c)	1,498,284
740,000	6.875%, 10/15/2027(c)	794,575
	FMG Resources August 2006 Pty Ltd.
2,499,000	4.500%, 09/15/2027(c)	2,674,255
495,000	4.375%, 04/01/2031(c)	504,900
	Freeport-McMoRan, Inc.
655,000	4.125%, 03/01/2028	689,764
30,000	4.375%, 08/01/2028	31,879
450,000	4.250%, 03/01/2030	479,673
5,069,000	4.625%, 08/01/2030	5,525,210
215,000	5.400%, 11/14/2034	256,364
	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
410,000	9.000%, 07/01/2028(c)	461,885
	Kraton Polymers LLC / Kraton Polymers Capital Corp.
1,000,000	4.250%, 12/15/2025(c)	1,005,000
	Mercer International, Inc.
600,000	5.125%, 02/01/2029(c)	622,350
	Metinvest B.V.
200,000	8.500%, 04/23/2026	223,838
200,000	7.750%, 10/17/2029	212,862
	Novelis Corp.
310,000	4.750%, 01/30/2030(c)	319,915
	Olin Corp.
3,100,000	9.500%, 06/01/2025(c)	3,828,500
1,000,000	5.625%, 08/01/2029	1,079,830
	Rayonier AM Products, Inc.
1,640,000	5.500%, 06/01/2024(c)	1,576,450
	Resolute Forest Products, Inc.
1,500,000	4.875%, 03/01/2026(c)	1,505,625
	Suzano Austria GmbH
510,000	3.750%, 01/15/2031	528,138
	Unigel Luxembourg S.A.
500,000	8.750%, 10/01/2026	540,657
	United States Steel Corp.
1,385,000	6.875%, 08/15/2025	1,415,027
928,000	6.250%, 03/15/2026	943,660
	UPL Corp. Ltd.
600,000	5.250%, 02/27/2025(d)(h) 5 year CMT + 3.865%	594,690
	Vedanta Resources Finance II Plc
250,000	9.250%, 04/23/2026(c)	211,555

Principal Amount^		Value
Basic Materials (continued)
$200,000	9.250%, 04/23/2026	$169,244
	Volcan Cia Minera S.A.A.
95,000	4.375%, 02/11/2026(c)	97,640

		37,485,176

Communications: 4.3%
	AMC Networks, Inc.
997,000	4.250%, 02/15/2029	970,829
	Bharti Airtel Ltd.
320,000	3.250%, 06/03/2031(c)	312,996
	CCO Holdings LLC / CCO Holdings Capital Corp.
1,930,000	4.250%, 02/01/2031(c)	1,936,697
	Cengage Learning, Inc.
460,000	9.500%, 06/15/2024(c)	469,488
	Cincinnati Bell, Inc.
3,484,000	7.000%, 07/15/2024(c)	3,601,585
	Clear Channel Worldwide Holdings, Inc.
685,000	5.125%, 08/15/2027(c)	690,343
	CommScope Technologies LLC
640,000	5.000%, 03/15/2027(c)	635,203
	CommScope, Inc.
290,000	6.000%, 03/01/2026(c)	306,613
1,510,000	7.125%, 07/01/2028(c)	1,605,734
	CSC Holdings LLC
680,000	4.125%, 12/01/2030(c)	676,110
1,180,000	4.625%, 12/01/2030(c)	1,162,300
	Embarq Corp.
925,000	7.995%, 06/01/2036	1,066,090
	Endure Digital, Inc.
590,000	6.000%, 02/15/2029(c)	576,725
	Expedia Group, Inc.
365,000	4.625%, 08/01/2027(c)	406,125
220,000	3.800%, 02/15/2028	233,033
1,550,000	3.250%, 02/15/2030	1,562,848
270,000	2.950%, 03/15/2031(c)	266,271
	Frontier Communications Corp.
195,000	6.750%, 05/01/2029(c)	206,032
	Go Daddy Operating Co. LLC / GD Finance Co., Inc.
530,000	3.500%, 03/01/2029(c)	522,620
	Gogo Intermediate Holdings LLC / Gogo Finance Co., Inc.
875,000	9.875%, 05/01/2024(c)	922,578
	GrubHub Holdings, Inc.
1,000,000	5.500%, 07/01/2027(c)	1,041,250
	iHeartCommunications, Inc.
165,000	6.375%, 05/01/2026	175,416
2,895,000	8.375%, 05/01/2027	3,112,125
350,000	5.250%, 08/15/2027(c)	360,605
735,000	4.750%, 01/15/2028(c)	741,755
	Intelsat Jackson Holdings S.A.
825,000	8.500%, 10/15/2024(c)(j)	519,234
	Kenbourne Invest S.A.
825,000	6.875%, 11/26/2024(c)	880,985
	Match Group Holdings II LLC
2,300,000	5.000%, 12/15/2027(c)	2,417,438
2,520,000	5.625%, 02/15/2029(c)	2,709,000
	Netflix, Inc.
190,000	4.875%, 04/15/2028	216,323
555,000	5.875%, 11/15/2028	672,004
80,000	6.375%, 05/15/2029	99,300

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2021 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Communications (continued)
	Netflix, Inc. (Continued)
$35,000	5.375%, 11/15/2029(c)	$41,433
470,000	4.875%, 06/15/2030(c)	541,811
	Oi S.A.
550,000	10.000%, 07/27/2025(l) PIK rate 12.000%	581,625
	Outfront Media Capital LLC / Outfront Media Capital Corp.
280,000	4.625%, 03/15/2030(c)	269,850
	Plantronics, Inc.
700,000	4.750%, 03/01/2029(c)	689,500
	T-Mobile USA, Inc.
1,445,000	3.375%, 04/15/2029	1,462,593
715,000	3.500%, 04/15/2031	722,365
	Telecom Italia SpA
4,169,000	5.303%, 05/30/2024(c)	4,521,697
	TV Azteca SAB de C.V.
400,000	8.250%, 08/09/2024(j)	200,000
	Twitter, Inc.
2,095,000	3.875%, 12/15/2027(c)	2,199,205
	Uber Technologies, Inc.
220,000	7.500%, 05/15/2025(c)	237,701
4,654,000	8.000%, 11/01/2026(c)	5,046,681
3,128,000	7.500%, 09/15/2027(c)	3,460,506
3,960,000	6.250%, 01/15/2028(c)	4,286,462
	Verizon Communications, Inc.
1,095,000	3.550%, 03/22/2051	1,092,151
	ViacomCBS, Inc.
4,500,000	4.200%, 05/19/2032	5,050,803
	Viasat, Inc.
2,100,000	6.500%, 07/15/2028(c)	2,214,671
	Virgin Media Finance Plc
285,000	5.000%, 07/15/2030(c)	285,000

		63,979,709

Consumer, Cyclical: 4.4%
	1011778 BC ULC / New Red Finance, Inc.
540,000	4.375%, 01/15/2028(c)	543,461
	Adient Global Holdings Ltd.
1,000,000	4.875%, 08/15/2026(c)	1,027,500
	Allison Transmission, Inc.
430,000	3.750%, 01/30/2031(c)	417,369
	American Airlines, Inc. / AAdvantage Loyalty IP Ltd.
135,000	5.500%, 04/20/2026(c)	140,906
415,000	5.750%, 04/20/2029(c)	442,826
	Bally’s Corp.
2,365,000	6.750%, 06/01/2027(c)	2,540,909
	Beacon Roofing Supply, Inc.
1,100,000	4.875%, 11/01/2025(c)	1,126,746
	Beazer Homes USA, Inc.
451,000	7.250%, 10/15/2029	492,718
	Boyd Gaming Corp.
4,248,000	4.750%, 12/01/2027	4,337,654
	Brinker International, Inc.
2,870,000	5.000%, 10/01/2024(c)	3,000,944
	Carnival Corp.
622,000	11.500%, 04/01/2023(c)	713,873
95,000	7.625%, 03/01/2026(c)	102,177
940,000	5.750%, 03/01/2027(c)	967,457

Principal Amount^		Value
Consumer, Cyclical (continued)
	Carvana Co.
$605,000	5.625%, 10/01/2025(c)	$621,480
4,605,000	5.875%, 10/01/2028(c)	4,757,748
	Churchill Downs, Inc.
4,669,000	4.750%, 01/15/2028(c)	4,839,652
	Dana, Inc.
1,000,000	5.625%, 06/15/2028	1,071,635
	Dealer Tire LLC / DT Issuer LLC
565,000	8.000%, 02/01/2028(c)	598,335
	Forestar Group, Inc.
1,294,000	5.000%, 03/01/2028(c)	1,345,961
	General Motors Co.
645,000	5.400%, 04/01/2048	760,599
1,575,000	5.950%, 04/01/2049	1,997,816
	General Motors Financial Co., Inc.
310,000	5.750%, 09/30/2027(d)(h) 3 mo. USD LIBOR + 3.598%	325,903
255,000	6.500%, 09/30/2028(d)(h) 3 mo. USD LIBOR + 3.436%	276,994
100,000	5.700%, 09/30/2030(d)(h) 5 year CMT + 4.997%	108,250
	Hilton Domestic Operating Co., Inc.
375,000	3.625%, 02/15/2032(c)	364,444
	Hyatt Hotels Corp.
195,000	5.375%, 04/23/2025	218,822
355,000	5.750%, 04/23/2030	415,117
	IAA, Inc.
2,000,000	5.500%, 06/15/2027(c)	2,101,250
	Installed Building Products, Inc.
1,545,000	5.750%, 02/01/2028(c)	1,620,025
	L Brands, Inc.
2,197,000	9.375%, 07/01/2025(c)	2,738,011
1,278,000	6.625%, 10/01/2030(c)	1,450,530
	Lithia Motors, Inc.
2,972,000	4.625%, 12/15/2027(c)	3,096,824
1,000,000	4.375%, 01/15/2031(c)	1,039,820
	Marriott International, Inc.
275,000	4.625%, 06/15/2030	307,780
	Mattel, Inc.
1,200,000	5.875%, 12/15/2027(c)	1,319,634
	Murphy Oil USA, Inc.
125,000	3.750%, 02/15/2031(c)	123,100
	NCL Corp. Ltd.
610,000	5.875%, 03/15/2026(c)	619,083
	NCL Finance Ltd.
200,000	6.125%, 03/15/2028(c)	204,125
	Newell Brands, Inc.
1,000,000	4.875%, 06/01/2025	1,105,000
	Park River Holdings, Inc.
120,000	5.625%, 02/01/2029(c)	116,475
	PetSmart, Inc. / PetSmart Finance Corp.
500,000	7.750%, 02/15/2029(c)	543,925
	Royal Caribbean Cruises Ltd.
814,000	11.500%, 06/01/2025(c)	950,345
985,000	5.500%, 04/01/2028(c)	991,895
	Scientific Games International, Inc.
635,000	7.000%, 05/15/2028(c)	679,640
	Scotts Miracle-Gro Co. (The)
1,572,000	4.500%, 10/15/2029	1,625,613
	Six Flags Entertainment Corp.
2,836,000	4.875%, 07/31/2024(c)	2,867,905

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2021 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Consumer, Cyclical (continued)
	Stars Group Holdings B.V. / Stars Group US Co-Borrower LLC
$4,194,000	7.000%, 07/15/2026(c)	$4,390,594
	Travel & Leisure Co.
35,000	6.000%, 04/01/2027	38,749
130,000	4.625%, 03/01/2030(c)	134,976
	Tupy Overseas S.A.
200,000	4.500%, 02/16/2031(c)	194,398
	United Airlines Pass Through Trust
1,677,756	Series 2019-2-B 3.500%, 05/01/2028	1,633,497
160,000	Series 2020-1-B 4.875%, 01/15/2026	166,000
	Wolverine Escrow LLC
109,000	9.000%, 11/15/2026(c)	109,101
	Wyndham Destinations, Inc.
420,000	6.625%, 07/31/2026(c)	477,372
	Yum! Brands, Inc.
1,476,000	4.750%, 01/15/2030(c)	1,562,789
1,005,000	4.625%, 01/31/2032(g)	1,028,658

		66,794,410

Consumer, Non-cyclical: 3.8%
	Acadia Healthcare Co., Inc.
850,000	5.500%, 07/01/2028(c)	896,431
1,650,000	5.000%, 04/15/2029(c)	1,716,363
	Adani Ports & Special Economic Zone Ltd.
480,000	4.200%, 08/04/2027(c)	510,633
	Air Methods Corp.
230,000	8.000%, 05/15/2025(c)	216,775
	Amaggi Luxembourg International S.A.R.L
300,000	5.250%, 01/28/2028(c)	307,262
	AMN Healthcare, Inc.
1,820,000	4.625%, 10/01/2027(c)	1,864,362
	ASGN, Inc.
2,743,000	4.625%, 05/15/2028(c)	2,834,534
	Atento Luxco 1 S.A.
200,000	8.000%, 02/10/2026(c)	210,202
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
850,000	5.750%, 07/15/2027(c)	889,206
	B&G Foods, Inc.
900,000	5.250%, 09/15/2027	937,404
	Centene Corp.
120,000	3.000%, 10/15/2030	119,951
825,000	2.500%, 03/01/2031	786,844
	Charles River Laboratories International, Inc.
4,733,000	4.250%, 05/01/2028(c)	4,882,989
100,000	3.750%, 03/15/2029(c)	100,283
110,000	4.000%, 03/15/2031(c)	111,958
	CHS/Community Health Systems, Inc.
305,000	6.875%, 04/15/2029(c)	319,182
	Encompass Health Corp.
1,549,000	4.750%, 02/01/2030	1,596,076
	Fomento Economico Mexicano SAB de C.V.
858,000	3.500%, 01/16/2050	856,747

Principal Amount^		Value
Consumer, Non-cyclical (continued)
	Garda World Security Corp.
$285,000	8.750%, 05/15/2025(c)	$299,069
	HCA, Inc.
560,000	3.500%, 09/01/2030	567,112
	Hologic, Inc.
4,035,000	4.625%, 02/01/2028(c)	4,249,359
	Horizon Therapeutics USA, Inc.
3,230,000	5.500%, 08/01/2027(c)	3,453,484
	Korn Ferry
1,800,000	4.625%, 12/15/2027(c)	1,840,500
	Kraft Heinz Foods Co.
400,000	4.375%, 06/01/2046	417,993
1,885,000	4.875%, 10/01/2049	2,113,423
	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
430,000	7.000%, 12/31/2027(c)	412,637
	MARB BondCo Plc
725,000	3.950%, 01/29/2031(c)	691,886
	Minerva Luxembourg S.A.
300,000	4.375%, 03/18/2031(c)	293,663
	NESCO Holdings II, Inc.
110,000	5.500%, 04/15/2029(c)(g)	112,943
	Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics S.A.
51,000	7.375%, 06/01/2025(c)	54,926
165,000	7.250%, 02/01/2028(c)	181,093
	Post Holdings, Inc.
1,600,000	5.625%, 01/15/2028(c)	1,686,568
	Providence Service Corp. (The)
2,360,000	5.875%, 11/15/2025(c)	2,488,325
	Pyxus Holdings, Inc.
245,100	10.000%, 08/24/2024	227,330
	Radiology Partners, Inc.
590,000	9.250%, 02/01/2028(c)	643,837
	Rent-A-Center, Inc.
70,000	6.375%, 02/15/2029(c)	74,375
	RP Escrow Issuer LLC
120,000	5.250%, 12/15/2025(c)	124,500
	Sabre GLBL, Inc.
130,000	9.250%, 04/15/2025(c)	155,188
180,000	7.375%, 09/01/2025(c)	196,425
	Smithfield Foods, Inc.
95,000	3.000%, 10/15/2030(c)	94,655
	TBLA International Pte Ltd.
400,000	7.000%, 01/24/2023	343,000
	Teleflex, Inc.
3,700,000	4.625%, 11/15/2027	3,925,940
500,000	4.250%, 06/01/2028(c)	518,750
	Tenet Healthcare Corp.
840,000	5.125%, 05/01/2025	852,852
1,591,000	6.125%, 10/01/2028(c)	1,659,015
	Teva Pharmaceutical Finance Netherlands II B.V.
1,455,000 (EUR)	6.000%, 01/31/2025	1,885,233
	Teva Pharmaceutical Finance Netherlands III B.V.
725,000	7.125%, 01/31/2025	802,343
925,000	3.150%, 10/01/2026	885,687
4,795,000	4.100%, 10/01/2046	4,222,237
	TriNet Group, Inc.
485,000	3.500%, 03/01/2029(c)	475,033
	Triton Water Holdings, Inc.
340,000	6.250%, 04/01/2029(c)	347,012

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2021 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Consumer, Non-cyclical (continued)
	Upjohn, Inc.
$655,000	4.000%, 06/22/2050(c)	$667,248
	Walnut Bidco Plc
500,000	9.125%, 08/01/2024	533,875

		56,654,718

Diversified: 0.0%
	ABM Investama Tbk PT
200,000	7.125%, 08/01/2022	178,600

Energy: 3.0%
	Aker BP ASA
1,175,000	3.750%, 01/15/2030(c)	1,213,852
300,000	4.000%, 01/15/2031(c)	313,128
	Antero Midstream Partners L.P. / Antero Midstream Finance Corp.
50,000	5.750%, 01/15/2028(c)	50,031
	Antero Resources Corp.
3,200,000	5.000%, 03/01/2025	3,207,264
970,000	7.625%, 02/01/2029(c)	1,034,869
	Bayan Resources Tbk PT
200,000	6.125%, 01/24/2023	203,777
	Baytex Energy Corp.
450,000	8.750%, 04/01/2027(c)	409,781
	Calumet Specialty Products Partners L.P. / Calumet Finance Corp.
1,100,000	11.000%, 04/15/2025(c)	1,157,739
	DCP Midstream Operating L.P.
550,000	5.625%, 07/15/2027	597,668
	Diamondback Energy, Inc.
2,300,000	3.500%, 12/01/2029	2,387,240
	Energean Israel Finance Ltd.
325,000	5.375%, 03/30/2028(c)	330,080
425,000	5.875%, 03/30/2031(c)	425,502
	EQT Corp.
30,000	5.000%, 01/15/2029	32,175
	FS Luxembourg S.A.R.L.
400,000	10.000%, 12/15/2025(c)	441,170
	Global Partners L.P. / GLP Finance Corp.
1,000,000	6.875%, 01/15/2029	1,075,125
	Gran Tierra Energy, Inc.
550,000	7.750%, 05/23/2027(c)	447,150
	Gray Oak Pipeline LLC
70,000	3.450%, 10/15/2027(c)	72,309
	Gulfport Energy Corp.
145,000	6.625%, 05/01/2023(j)	130,047
287,000	6.000%, 10/15/2024(j)	257,583
137,000	6.375%, 05/15/2025(j)	123,728
144,000	6.375%, 01/15/2026(j)	129,960
	Indika Energy Capital III Pte Ltd.
200,000	5.875%, 11/09/2024	201,050
	Kinder Morgan, Inc.
165,000	5.050%, 02/15/2046	186,343
	Kosmos Energy Ltd.
400,000	7.125%, 04/04/2026	388,816
	Laredo Petroleum, Inc.
1,000,000	10.125%, 01/15/2028	960,510
	Leviathan Bond Ltd.
460,000	6.125%, 06/30/2025(c)	499,399
335,000	6.500%, 06/30/2027(c)	367,462

Principal Amount^		Value
Energy (continued)
	Matador Resources Co.
$3,165,000	5.875%, 09/15/2026	$3,085,875
	Medco Oak Tree Pte Ltd.
550,000	7.375%, 05/14/2026	587,895
	MEG Energy Corp.
3,400,000	7.125%, 02/01/2027(c)	3,567,875
	Nabors Industries Ltd.
1,900,000	7.500%, 01/15/2028(c)	1,566,312
	NGL Energy Operating LLC / NGL Energy Finance Corp.
685,000	7.500%, 02/01/2026(c)	704,139
	Ovintiv Exploration, Inc.
3,900,000	5.375%, 01/01/2026	4,284,673
	Parkland Corp.
1,379,000	5.875%, 07/15/2027(c)	1,472,944
	PBF Holding Co. LLC / PBF Finance Corp.
160,000	9.250%, 05/15/2025(c)	163,376
	PDC Energy, Inc.
3,600,000	5.750%, 05/15/2026	3,738,600
	Peru LNG Srl
700,000	5.375%, 03/22/2030	629,429
	Petroleos Mexicanos
3,235,000	5.950%, 01/28/2031	3,111,730
1,420,000	6.625%, 06/15/2035	1,353,040
	Sabine Pass Liquefaction LLC
985,000	4.500%, 05/15/2030	1,106,640
	Saudi Arabian Oil Co.
935,000	3.250%, 11/24/2050(c)	844,979
	Southwestern Energy Co.
1,000,000	7.750%, 10/01/2027	1,070,625
	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
175,000	4.000%, 01/15/2032(c)	164,810
	UEP Penonome II S.A.
400,000	6.500%, 10/01/2038(c)	404,756
	YPF S.A.
450,000	6.950%, 07/21/2027(c)	276,093

		44,777,549

Financial: 4.2%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
300,000	6.500%, 07/15/2025	349,738
1,000,000	1.750%, 01/30/2026	971,502
245,000	3.650%, 07/21/2027	257,159
665,000	3.875%, 01/23/2028	696,851
	Agile Group Holdings Ltd.
200,000	6.875%, 03/07/2023(d)(h) -1*5 year CMT + 9.216%	202,743
200,000	7.750%, 05/25/2025(d)(h) -1*5 year CMT + 11.083%	205,735
	Air Lease Corp.
560,000	4.650%, 06/15/2026(d)(h) 5 year CMT + 4.076%	553,000
1,185,000	3.125%, 12/01/2030	1,182,082
	Aircastle Ltd.
1,295,000	4.250%, 06/15/2026	1,372,056
	Ally Financial, Inc.
1,500,000	8.000%, 11/01/2031	2,089,994
	Alpha Holding S.A. de C.V.
600,000	9.000%, 02/10/2025(c)	438,000

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2021 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Financial (continued)
	Antares Holdings L.P.
$255,000	3.950%, 07/15/2026(c)	$258,131
	Assurant, Inc.
1,960,000	3.700%, 02/22/2030	2,086,423
	Athene Holding Ltd.
355,000	3.500%, 01/15/2031	365,003
	Aviation Capital Group LLC
140,000	1.950%, 01/30/2026(c)	136,436
	Banco do Brasil S.A.
350,000	6.250%, 04/15/2024(d)(h) 10 year CMT + 4.398%	344,855
200,000	9.000%, 06/18/2024(d)(h) 10 year CMT + 6.362%	218,548
	Banco do Estado do Rio Grande do Sul S.A.
550,000	5.375%, 01/28/2031(c)(h) 5 year CMT + 4.928%	540,400
	Banco GNB Sudameris S.A.
200,000	6.500%, 04/03/2027(h) 5 year CMT + 4.561%	203,870
	Banco Hipotecario S.A.
12,020,000 (ARS)	38.125%, 11/07/2022(c)(e) BADLARPP + 4.000%	88,301
	Banco Industrial S.A.
300,000	4.875%, 01/29/2031(c)(h) 5 year CMT + 4.442%	309,523
	Banco Macro S.A.
7,805,000 (ARS)	17.500%, 05/08/2022(c)	46,010
250,000	6.750%, 11/04/2026(h) 5 year USD Swap + 5.463%	201,253
	Banco Mercantil del Norte S.A.
500,000	7.625%, 01/10/2028(d)(h) 10 year CMT + 5.353%	548,612
	Banco Santander Mexico S.A.
500,000	8.500%, 01/20/2022(d)(h) 5 year CMT + 6.472%	527,500
	Banco Santander S.A.
200,000	2.749%, 12/03/2030	190,445
	Bangkok Bank PCL
350,000	5.000%, 09/23/2025(c)(d)(h) 5 year CMT + 4.729%	369,138
	Barclays Plc
400,000	5.088%, 06/20/2030(h) 3 mo. USD LIBOR + 3.054%	453,070
740,000	3.564%, 09/23/2035(h) 5 year CMT + 2.900%	741,991
	Central China Real Estate Ltd.
200,000	7.250%, 07/16/2024	174,000
	Credito Real SAB de C.V.
550,000	9.125%, 11/29/2022(d)(h) 5 year CMT + 7.026%	494,216
	Credivalores-Crediservicios SAS
300,000	9.750%, 07/27/2022	287,043
300,000	8.875%, 02/07/2025(c)	259,442
	Crown Castle International Corp.
35,000	4.150%, 07/01/2050	37,107
	Deutsche Bank AG
310,000	3.547%, 09/18/2031(h) SOFR + 3.043%	320,258
615,000	3.729%, 01/14/2032(h) SOFR + 2.757%	599,246
	Docuformas SAPI de C.V.
550,000	10.250%, 07/24/2024(c)	545,600

Principal Amount^		Value
Financial (continued)
	Enova International, Inc.
$1,120,000	8.500%, 09/01/2024(c)	$1,152,082
985,000	8.500%, 09/15/2025(c)	1,024,695
	FS KKR Capital Corp.
1,185,000	3.400%, 01/15/2026	1,175,641
	Gilex Holding S.A.R.L.
510,000	8.500%, 05/02/2023	524,938
	Global Atlantic Fin Co.
570,000	4.400%, 10/15/2029(c)	601,227
	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.
4,264,000	4.750%, 09/15/2024	4,434,560
925,000	6.250%, 05/15/2026	971,102
537,000	5.250%, 05/15/2027	555,795
610,000	4.375%, 02/01/2029(c)	596,861
	International Finance Corp.
25,580,000 (INR)	5.850%, 11/25/2022	351,619
	Intesa Sanpaolo SpA
1,921,000	5.017%, 06/26/2024(c)	2,097,495
	Iron Mountain, Inc.
740,000	5.250%, 07/15/2030(c)	764,457
	iStar, Inc.
4,022,000	4.750%, 10/01/2024	4,191,648
750,000	4.250%, 08/01/2025	757,050
589,000	5.500%, 02/15/2026	600,412
	Itau Unibanco Holding S.A.
550,000	4.625%, 02/27/2025(d)(h) 5 year CMT + 3.222%	516,010
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
250,000	5.250%, 10/01/2025(c)	250,469
170,000	4.250%, 02/01/2027(c)	167,875
	LMIRT Capital Pte Ltd.
200,000	7.250%, 06/19/2024	205,427
	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc.
3,597,000	5.625%, 05/01/2024	3,867,650
200,000	4.625%, 06/15/2025(c)	211,140
1,414,000	5.750%, 02/01/2027	1,561,056
	National Health Investors, Inc.
100,000	3.000%, 02/01/2031	93,595
	Navient Corp.
35,000	6.750%, 06/15/2026	38,006
860,000	5.000%, 03/15/2027	863,337
	Operadora de Servicios Mega S.A. de C.V. SOFOM ER
400,000	8.250%, 02/11/2025(c)	404,332
	Owl Rock Capital Corp.
945,000	3.400%, 07/15/2026	957,639
	Quicken Loans LLC
2,015,000	5.250%, 01/15/2028(c)	2,124,566
	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc.
1,065,000	3.625%, 03/01/2029(c)	1,032,384
1,115,000	3.875%, 03/01/2031(c)	1,078,762
	Realogy Group LLC / Realogy Co-Issuer Corp.
150,000	5.750%, 01/15/2029(c)	148,125
	RKP Overseas Finance 2016 A Ltd.
200,000	7.950%, 02/17/2022(d)	196,500

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2021 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Financial (continued)
	RKPF Overseas 2019 E Ltd.
$300,000	7.750%, 11/18/2024(d)(h) 5 year CMT + 6.003%	$294,150
	Ronshine China Holdings Ltd.
200,000	7.350%, 12/15/2023	190,000
350,000	6.750%, 08/05/2024	323,727
	Societe Generale S.A.
1,605,000	3.653%, 07/08/2035(c)(h) 5 year CMT + 3.000%	1,604,503
	Standard Chartered Plc
830,000	3.265%, 02/18/2036(c)(h) 5 year CMT + 2.300%	806,554
	Starwood Property Trust, Inc.
3,700,000	4.750%, 03/15/2025	3,853,198
	Theta Capital Pte Ltd.
200,000	8.125%, 01/22/2025	204,981
	TMB Bank PCL
400,000	4.900%, 12/02/2024(d)(h) 5 year CMT + 3.256%	401,236
	Unifin Financiera SAB de C.V.
600,000	8.875%, 01/29/2025(d)(h) 5 year CMT + 6.308%	494,616
	Uniti Group L.P. / Uniti Group Finance, Inc. / CSL Capital LLC
300,000	6.500%, 02/15/2029(c)	298,575
	VICI Properties L.P. / VICI Note Co., Inc.
2,190,000	4.250%, 12/01/2026(c)	2,244,005
	Yuzhou Group Holdings Co. Ltd.
300,000	8.300%, 05/27/2025	258,725
200,000	7.375%, 01/13/2026	172,989

		63,328,995

Industrial: 2.9%
	Advanced Drainage Systems, Inc.
1,585,000	5.000%, 09/30/2027(c)	1,666,041
	Aeropuertos Dominicanos Siglo XXI S.A.
350,000	6.750%, 03/30/2029	366,112
	ATS Automation Tooling Systems, Inc.
1,800,000	4.125%, 12/15/2028(c)	1,787,625
	Ball Corp.
3,888,000	4.875%, 03/15/2026	4,354,482
	Boeing Co. (The)
1,375,000	2.196%, 02/04/2026	1,371,097
460,000	2.250%, 06/15/2026	455,145
195,000	2.950%, 02/01/2030	192,907
850,000	5.150%, 05/01/2030	978,669
60,000	3.250%, 02/01/2035	57,630
5,000	3.500%, 03/01/2039	4,811
230,000	5.705%, 05/01/2040	281,374
235,000	3.375%, 06/15/2046	208,234
60,000	3.650%, 03/01/2047	55,230
25,000	3.625%, 03/01/2048	23,088
295,000	3.900%, 05/01/2049	285,874
435,000	3.750%, 02/01/2050	418,514
2,055,000	5.805%, 05/01/2050	2,597,395
80,000	3.825%, 03/01/2059	74,360
455,000	3.950%, 08/01/2059	436,770
350,000	5.930%, 05/01/2060	448,903

Principal Amount^		Value
Industrial (continued)
	Bombardier, Inc.
$643,000	7.500%, 03/15/2025(c)	$633,355
	Builders FirstSource, Inc.
1,274,000	5.000%, 03/01/2030(c)	1,337,445
	C10 Capital SPV Ltd.
300,000	4.913%, 06/30/2021(d)(h) 3 mo. USD LIBOR + 4.710%	303,150
	C5 Capital SPV Ltd.
200,000	4.480%, 06/30/2021(d)(h) 3 mo. USD LIBOR + 4.277%	193,000
	Cemex SAB de C.V.
400,000	5.450%, 11/19/2029(c)	438,966
820,000	5.200%, 09/17/2030(c)	889,901
910,000	3.875%, 07/11/2031(c)	890,026
	Embraer Netherlands Finance B.V.
230,000	5.050%, 06/15/2025	239,205
	FedEx Corp.
265,000	4.100%, 02/01/2045	286,897
30,000	4.050%, 02/15/2048	32,654
330,000	5.250%, 05/15/2050	421,213
	General Electric Co.
200,000	4.350%, 05/01/2050	221,725
	GMR Hyderabad International Airport Ltd.
735,000	5.375%, 04/10/2024	755,175
580,000	4.750%, 02/02/2026(c)	583,109
	Hornbeck Offshore Services, Inc.
186,000	5.875%, 04/01/2020(j)	930
	Howmet Aerospace, Inc.
2,404,000	6.875%, 05/01/2025	2,788,640
	HTA Group Ltd.
1,100,000	7.000%, 12/18/2025(c)	1,172,545
	Indian Railway Finance Corp. Ltd.
550,000	2.800%, 02/10/2031(c)	524,552
	Leonardo US Holdings, Inc.
438,000	6.250%, 01/15/2040(c)	520,169
	MasTec, Inc.
1,800,000	4.500%, 08/15/2028(c)	1,869,750
	McDermott International, Inc.
581,126	1.000%, 05/10/2023(b)	447,467
	Park-Ohio Industries, Inc.
1,420,000	6.625%, 04/15/2027	1,437,750
	PowerTeam Services LLC
425,000	9.033%, 12/04/2025(c)	472,940
	Sensata Technologies B.V.
285,000	4.000%, 04/15/2029(c)	290,673
	Sensata Technologies, Inc.
418,000	4.375%, 02/15/2030(c)	439,228
412,000	3.750%, 02/15/2031(c)	406,722
	Silgan Holdings, Inc.
2,128,000	4.125%, 02/01/2028	2,191,457
	Simpar Europe S.A.
200,000	5.200%, 01/26/2031(c)	196,308
	Spirit AeroSystems, Inc.
1,465,000	7.500%, 04/15/2025(c)	1,577,629
80,000	4.600%, 06/15/2028	78,550
	Standard Industries, Inc.
270,000	4.375%, 07/15/2030(c)	272,844
	Stoneway Capital Corp.
177,117	10.000%, 03/01/2027(j)	67,304
	Tervita Corp.
430,000	11.000%, 12/01/2025(c)	489,125

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2021 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Industrial (continued)
	TransDigm, Inc.
$860,000	4.625%, 01/15/2029(c)	$847,994
	Triumph Group, Inc.
595,000	6.250%, 09/15/2024(c)	605,978
150,000	7.750%, 08/15/2025	151,125
	WESCO Distribution, Inc.
3,575,000	7.250%, 06/15/2028(c)	4,005,448

		44,145,210

Technology: 2.2%
	Austin BidCo, Inc.
435,000	7.125%, 12/15/2028(c)	443,428
	Black Knight InfoServ LLC
2,562,000	3.625%, 09/01/2028(c)	2,520,649
	Broadcom, Inc.
140,000	4.750%, 04/15/2029	157,435
470,000	5.000%, 04/15/2030	534,780
95,000	4.150%, 11/15/2030	102,768
1,735,000	4.300%, 11/15/2032	1,890,000
	Castle US Holding Corp.
850,000	9.500%, 02/15/2028(c)	868,594
	Entegris, Inc.
4,381,000	4.375%, 04/15/2028(c)	4,528,421
	Fair Isaac Corp.
3,444,000	5.250%, 05/15/2026(c)	3,822,840
160,000	4.000%, 06/15/2028(c)	164,388
	Flexential Intermediate Corp.
585,000	11.250%, 08/01/2024(c)	629,241
	Microchip Technology, Inc.
3,845,000	4.250%, 09/01/2025(c)	4,017,346
	MSCI, Inc.
3,596,000	4.000%, 11/15/2029(c)	3,704,419
140,000	3.625%, 09/01/2030(c)	142,600
	NCR Corp.
1,000,000	5.250%, 10/01/2030(c)	1,014,500
	Playtika Holding Corp.
130,000	4.250%, 03/15/2029(c)	128,320
	PTC, Inc.
4,625,000	4.000%, 02/15/2028(c)	4,703,047
	Qorvo, Inc.
508,000	3.375%, 04/01/2031(c)	498,419
	Seagate HDD Cayman
725,000	3.125%, 07/15/2029(c)	701,582
725,000	3.375%, 07/15/2031(c)	697,957
	SS&C Technologies, Inc.
1,000,000	5.500%, 09/30/2027(c)	1,065,250

		32,335,984

Utilities: 0.6%
	AES Andres B.V. / Dominican Power Partners / Empresa Generadora de Electricidad It
450,000	7.950%, 05/11/2026	468,711
	AES Argentina Generacion S.A.
150,000	7.750%, 02/02/2024	120,752
	AES Corp. (The)
260,000	3.950%, 07/15/2030(c)	277,707
	Calpine Corp.
275,000	5.125%, 03/15/2028(c)	276,668
1,185,000	3.750%, 03/01/2031(c)	1,131,201

Principal Amount^		Value
Utilities (continued)
	Capex S.A.
$150,000	6.875%, 05/15/2024	$133,502
	Edison International
1,435,000	5.375%, 03/15/2026(d)(h) 5 year CMT + 4.698%	1,463,700
	Empresa Electrica Guacolda S.A.
300,000	4.560%, 04/30/2025	252,510
	IPALCO Enterprises, Inc.
110,000	4.250%, 05/01/2030(c)	120,195
	NextEra Energy Operating Partners L.P.
1,900,000	4.250%, 07/15/2024(c)	2,002,125
1,748,000	3.875%, 10/15/2026(c)	1,836,492
	Pacific Gas and Electric Co.
300,000	4.300%, 03/15/2045	291,378
35,000	4.950%, 07/01/2050	36,077
685,000	3.500%, 08/01/2050	598,865
	Pampa Energia S.A.
150,000	9.125%, 04/15/2029(c)	126,000
	Southern California Edison Co.
35,000	4.000%, 04/01/2047	36,011
45,000	4.125%, 03/01/2048	47,053
125,000	3.650%, 02/01/2050	123,352

		9,342,299

TOTAL CORPORATE BONDS (Cost $406,123,591)		419,022,650

GOVERNMENT SECURITIES & AGENCY ISSUE: 2.0%
	Brazil Notas do Tesouro Nacional
7,438,000 (BRL)	Series F 10.000%, 01/01/2025	1,419,127
	Export-Import Bank of Korea
22,200,000 (INR)	6.750%, 08/09/2022	308,081
	Financiera de Desarrollo Territorial S.A.
3,329,000,000 (COP)	7.875%, 08/12/2024(c)	972,077
	Mexican Bonos
28,809,000 (MXN)	Series M 6.750%, 03/09/2023	1,456,720
	Mexico Government International Bond
1,485,000	3.771%, 05/24/2061	1,316,096
	Provincia de Buenos Aires Government Bonds
72,825,000 (ARS)	37.932%, 05/31/2022 BADLARPP + 3.830%	474,882
15,545,000 (ARS)	37.855%, 04/12/2025(c) BADLARPP + 3.750%	92,126
	Ukraine Government International Bond
200,000	7.253%, 03/15/2033	199,491
	United States Treasury Bond
27,950,000	1.625%, 11/15/2050	23,207,234

TOTAL GOVERNMENT SECURITIES & AGENCY ISSUE (Cost $38,602,044)		29,445,834

LIMITED PARTNERSHIPS: 0.1%
35,594	GACP II L.P.(b)	1,246,473

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2021 (Unaudited)(Continued)

Principal Amount^		Value
LIMITED PARTNERSHIPS (CONTINUED)
1,300,000	U.S. Farming Realty Trust II L.P.(b)	$905,329

TOTAL LIMITED PARTNERSHIPS (Cost $2,024,924)		2,151,802

MORTGAGE-BACKED SECURITIES: 14.8%
	Adjustable Rate Mortgage Trust
286,802	Series 2006-1-2A1 3.539%, 03/25/2036(h)	206,337
	Alternative Loan Trust
105,730	Series 2003-22CB-1A1 5.750%, 12/25/2033	109,462
410,432	Series 2004-13CB-A4 0.000%, 07/25/2034(m)	343,839
70,104	Series 2004-16CB-1A1 5.500%, 07/25/2034	72,150
80,020	Series 2004-16CB-3A1 5.500%, 08/25/2034	82,414
160,036	Series 2004-J10-2CB1 6.000%, 09/25/2034	166,555
50,154	Series 2005-J1-2A1 5.500%, 02/25/2025	50,783
2,278,413	Series 2006-13T1-A13 6.000%, 05/25/2036	1,544,060
378,651	Series 2006-31CB-A7 6.000%, 11/25/2036	303,759
3,817,701	Series 2006-36T2-2A1 6.250%, 12/25/2036	2,471,529
435,721	Series 2006-J1-2A1 7.000%, 02/25/2036	96,071
205,758	Series 2007-16CB-2A1 0.559%, 08/25/2037(e) 1 mo. USD LIBOR + 0.450%	78,786
59,582	Series 2007-16CB-2A2 53.678%, 08/25/2037(e) -8.3333*1 mo. USD LIBOR + 54.583%	133,585
380,092	Series 2007-19-1A34 6.000%, 08/25/2037	274,245
1,109,606	Series 2007-20-A12 6.250%, 08/25/2047	878,749
404,363	Series 2007-22-2A16 6.500%, 09/25/2037	244,653
2,469,646	Series 2007-HY2-1A 2.796%, 03/25/2047(h)	2,469,396
	Alternative Loan Trust Resecuritization
496,270	Series 2008-2R-2A1 6.000%, 08/25/2037(h)	318,494
3,570,859	Series 2008-2R-4A1 6.250%, 08/25/2037(h)	2,697,168
	American Home Mortgage Investment Trust
272,319	Series 2006-1-11A1 0.389%, 03/25/2046(e) 1 mo. USD LIBOR + 0.280%	260,205
	AREIT Trust
1,000,000	Series 2019-CRE3-D 2.756%, 09/14/2036(c)(e) 1 mo. USD LIBOR + 2.650%	987,746

Principal Amount^		Value
	Banc of America Alternative Loan Trust
$55,036	Series 2003-8-1CB1 5.500%, 10/25/2033	$56,811
586,286	Series 2006-7-A4 6.498%, 10/25/2036(f)	266,371
	Banc of America Funding Trust
51,251	Series 2005-7-3A1 5.750%, 11/25/2035	55,253
312,420	Series 2006-B-7A1 2.640%, 03/20/2036(h)	287,203
2,728,559	Series 2007-1-TA4 6.090%, 01/25/2037(f)	2,745,531
40,336	Series 2007-4-5A1 5.500%, 11/25/2034	40,162
2,331,277	Series 2010-R5-1A3 6.000%, 10/26/2037(c)(h)	2,279,561
	Banc of America Merrill Lynch Commercial Mortgage Securities Trust
1,474,000	Series 2019-AHT-D 2.606%, 03/15/2034(c)(e) 1 mo. USD LIBOR + 2.500%	1,460,275
	Banc of America Mortgage Trust
16,437	Series 2005-A-2A1 2.560%, 02/25/2035(h)	17,030
	Bancorp Commercial Mortgage Trust
665,000	Series 2019-CRE5-D 2.456%, 03/15/2036(c)(e) 1 mo. USD LIBOR + 2.350%	659,180
	BBCMS Mortgage Trust
710,000	Series 2020-BID-B 2.646%, 10/15/2037(c)(e) 1 mo. USD LIBOR + 2.540%	716,480
	BBCMS Trust
750,000	Series 2018-CBM-E 3.656%, 07/15/2037(c)(e) 1 mo. USD LIBOR + 3.550%	731,117
	BCAP LLC Trust
175,990	Series 2010-RR6-6A2 9.300%, 07/26/2037(c)(h)	138,799
2,529,823	Series 2011-R11-2A4 5.500%, 12/26/2035(c)	2,086,930
	Bear Stearns Adjustable Rate Mortgage Trust
3,396,235	Series 2005-12-25A1 1.912%, 02/25/2036(h)	2,835,130
	Bear Stearns Asset-Backed Securities I Trust
481,365	Series 2006-AC1-1A1 6.250%, 02/25/2036(f)	325,185
	Benchmark Mortgage Trust
547,000	Series 2020-B18-AGNF 4.139%, 07/15/2053(c)	553,231
	BF Mortgage Trust
666,000	Series 2019-NYT-F 3.106%, 12/15/2035(c)(e) 1 mo. USD LIBOR + 3.000%	646,340
	BHP Trust
497,000	Series 2019-BXHP-E 2.674%, 08/15/2036(c)(e) 1 mo. USD LIBOR + 2.568%	497,572

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2021 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	BX Commercial Mortgage Trust
$1,274,000	Series 2019-IMC-G 3.706%, 04/15/2034(c)(e) 1 mo. USD LIBOR + 3.600%	$1,216,218
	BX Trust
850,000	Series 2017-SLCT-F 4.356%, 07/15/2034(c)(e) 1 mo. USD LIBOR + 4.250%	853,482
	Carbon Capital VI Commercial Mortgage Trust
649,000	Series 2019-FL2-B 2.956%, 10/15/2035(c)(e) 1 mo. USD LIBOR + 2.850%	620,580
	CF Trust
1,420,000	Series 2019-MF1-F 3.950%, 08/21/2032(c)(e) 1 mo. USD LIBOR + 2.950%	1,425,237
	CFCRE Commercial Mortgage Trust
16,323,000	Series 2016-C7-XE 0.972%, 12/10/2054(c)(h)(n)	785,185
7,346,000	Series 2016-C7-XF 0.972%, 12/10/2054(c)(h)(n)	343,325
	CG-CCRE Commercial Mortgage Trust
104,703	Series 2014-FL2-COL1 3.606%, 11/15/2031(c)(e) 1 mo. USD LIBOR + 3.500%	95,127
204,419	Series 2014-FL2-COL2 4.606%, 11/15/2031(c)(e) 1 mo. USD LIBOR + 4.500%	135,969
	Chase Mortgage Finance Trust
2,981,278	Series 2007-S2-1A9 6.000%, 03/25/2037	2,150,694
1,495,291	Series 2007-S3-1A15 6.000%, 05/25/2037	1,050,693
	CIM Trust
670,000	Series 2021-NR2-A1 2.568%, 07/25/2059(c)(f)	670,000
	Citicorp Mortgage Securities Trust
2,040,228	Series 2006-7-1A1 6.000%, 12/25/2036	2,012,426
	Citigroup Commercial Mortgage Trust
668,000	Series 2015-GC27-D 4.420%, 02/10/2048(c)(h)	650,927
800,000	Series 2018-C6-D 5.066%, 11/10/2051(c)(h)	776,312
1,497,000	Series 2018-TBR-F 3.756%, 12/15/2036(c)(e) 1 mo. USD LIBOR + 3.650%	1,429,971
	Citigroup Mortgage Loan Trust, Inc.
200,689	Series 2005-5-2A2 5.750%, 08/25/2035	157,782
2,390,375	Series 2005-5-3A2A 2.800%, 10/25/2035(h)	1,685,023
2,451,702	Series 2011-12-1A2 3.304%, 04/25/2036(c)(h)	1,900,824
296,281	Series 2018-A-A1 4.000%, 01/25/2068(c)(h)	297,575
	CitiMortgage Alternative Loan Trust
214,870	Series 2006-A5-1A13 0.559%, 10/25/2036(e) 1 mo. USD LIBOR + 0.450%	174,419

Principal Amount^		Value
$211,453	Series 2006-A5-1A2 6.441%, 10/25/2036(e)(n) -1*1 mo. USD LIBOR + 6.550%	$33,206
1,905,702	Series 2007-A6-1A5 6.000%, 06/25/2037	1,908,294
	COMM Mortgage Trust
40,000	Series 2012-LC4-C 5.536%, 12/10/2044(h)	39,013
1,868,035	Series 2014-UBS4-F 3.750%, 08/10/2047(c)	304,672
3,353,939	Series 2014-UBS4-G 3.750%, 08/10/2047(c)	201,524
7,000	Series 2014-UBS4-V 0.000%, 08/10/2047(c)(h)	1
537,000	Series 2015-CR25-C 4.534%, 08/10/2048(h)	567,638
1,989,000	Series 2018-HCLV-D 2.283%, 09/15/2033(c)(e) 1 mo. USD LIBOR + 2.177%	1,955,618
	Connecticut Avenue Securities Trust
345,000	Series 2020-R01-1M2 2.159%, 01/25/2040(c)(e) 1 mo. USD LIBOR + 2.050%	346,040
	Countrywide Home Loan GMSR Issuer Trust
1,980,000	Series 2018-GT1-A 2.859%, 05/25/2023(c)(e) 1 mo. USD LIBOR + 2.750%	1,973,122
	Countrywide Home Loan Mortgage Pass-Through Trust
6,222	Series 2004-HYB4-2A1 2.866%, 09/20/2034(h)	6,268
556,357	Series 2005-23-A1 5.500%, 11/25/2035	433,979
2,401,899	Series 2006-9-A1 6.000%, 05/25/2036	1,755,047
148,640	Series 2007-10-A5 6.000%, 07/25/2037	108,089
617,706	Series 2007-13-A5 6.000%, 08/25/2037	471,690
	Credit Suisse Commercial Mortgage Securities Corp.
175,000	Series 2019-SKLZ-D 3.706%, 01/15/2034(c)(e) 1 mo. USD LIBOR + 3.600%	173,052
	Credit Suisse First Boston Mortgage Securities Corp.
1,192,455	Series 2005-11-7A1 6.000%, 12/25/2035	883,530
	Credit Suisse First Boston Mortgage- Backed Pass-Through Certificates
44,927	Series 2003-27-4A4 5.750%, 11/25/2033	45,852
2,384,574	Series 2005-10-10A3 6.000%, 11/25/2035	974,850
	Credit Suisse Mortgage-Backed Trust
751,730	Series 2006-6-1A10 6.000%, 07/25/2036	579,079
650,041	Series 2007-1-4A1 6.500%, 02/25/2022	128,044
42,663	Series 2007-2-2A5 5.000%, 03/25/2037	40,479

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2021 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Credit Suisse Mortgage-Backed Trust (Continued)
$1,323,681	Series 2011-17R-1A2 5.750%, 02/27/2037(c)	$1,348,364
630,000	Series 2014-USA-A2 3.953%, 09/15/2037(c)	662,238
635,000	Series 2014-USA-D 4.373%, 09/15/2037(c)	606,562
1,475,000	Series 2014-USA-E 4.373%, 09/15/2037(c)	1,238,135
628,781	Series 2019-RP10-A1 3.048%, 12/26/2059(c)(h)	633,103
431,864	Series 2020-RPL3-A1 2.691%, 03/25/2060(c)(h)	437,431
1,100,000	Series 2021-NQM1-B2 3.831%, 05/25/2065(c)(h)	1,100,688
490,000	Series 2021-RPL1-A2 3.937%, 09/27/2060(c)	487,936
	DBUBS Mortgage Trust
310,000	Series 2017-BRBK-D 3.530%, 10/10/2034(c)(h)	322,642
	Deephaven Residential Mortgage Trust
4,711,000	Series 2020-2-B3 5.906%, 05/25/2065(c)(h)	4,739,323
	Deutsche Mortgage and Asset Receiving Corp.
2,501,822	Series 2014-RS1-1A2 6.492%, 07/27/2037(c)(h)	2,315,095
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
88,484	Series 2006-PR1-3A1 11.976%, 04/15/2036(c)(e) -1.4*1 mo. USD LIBOR + 12.124%	80,759
	DSLA Mortgage Loan Trust
116,318	Series 2005-AR5-2A1A 0.440%, 09/19/2045(e) 1 mo. USD LIBOR + 0.330%	89,947
	Dukinfield II Plc
336,672 (GBP)	Series 2-A 1.334%, 12/20/2052(e) 3 mo. GBP LIBOR + 1.250%	466,139
	Federal Home Loan Mortgage Corp. REMICS
498,282	Series 3118-SD 6.594%, 02/15/2036(e)(n) -1*1 mo. USD LIBOR + 6.700%	88,565
199,140	Series 3301-MS 5.994%, 04/15/2037(e)(n) -1*1 mo. USD LIBOR + 6.100%	33,603
255,912	Series 3303-SE 5.974%, 04/15/2037(e)(n) -1*1 mo. USD LIBOR + 6.080%	42,092
166,343	Series 3303-SG 5.994%, 04/15/2037(e)(n) -1*1 mo. USD LIBOR + 6.100%	32,836

Principal Amount^		Value
$41,384	Series 3382-SB 5.894%, 11/15/2037(e)(n) -1*1 mo. USD LIBOR + 6.000%	$5,745
223,281	Series 3382-SW 6.194%, 11/15/2037(e)(n) -1*1 mo. USD LIBOR + 6.300%	38,866
48,438	Series 3384-S 6.284%, 11/15/2037(e)(n) -1*1 mo. USD LIBOR + 6.390%	6,139
143,449	Series 3384-SG 6.204%, 08/15/2036(e)(n) -1*1 mo. USD LIBOR + 6.310%	31,394
1,701,482	Series 3404-SA 5.894%, 01/15/2038(e)(n) -1*1 mo. USD LIBOR + 6.000%	307,509
64,434	Series 3417-SX 6.074%, 02/15/2038(e)(n) -1*1 mo. USD LIBOR + 6.180%	8,555
52,346	Series 3423-GS 5.544%, 03/15/2038(e)(n) -1*1 mo. USD LIBOR + 5.650%	6,761
452,696	Series 3423-TG 0.350%, 03/15/2038(e)(n) -1*1 mo. USD LIBOR + 6.000%	4,248
2,156,503	Series 3435-S 5.874%, 04/15/2038(e)(n) -1*1 mo. USD LIBOR + 5.980%	448,723
44,707	Series 3445-ES 5.894%, 05/15/2038(e)(n) -1*1 mo. USD LIBOR + 6.000%	2,396
315,962	Series 3523-SM 5.894%, 04/15/2039(e)(n) -1*1 mo. USD LIBOR + 6.000%	48,280
168,311	Series 3560-KS 6.294%, 11/15/2036(e)(n) -1*1 mo. USD LIBOR + 6.400%	25,471
89,395	Series 3598-SA 6.244%, 11/15/2039(e)(n) -1*1 mo. USD LIBOR + 6.350%	13,566
109,953	Series 3641-TB 4.500%, 03/15/2040	124,628
363,109	Series 3728-SV 4.344%, 09/15/2040(e)(n) -1*1 mo. USD LIBOR + 4.450%	45,517
172,922	Series 3758-S 5.924%, 11/15/2040(e)(n) -1*1 mo. USD LIBOR + 6.030%	29,830

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2021 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Federal Home Loan Mortgage Corp. REMICS (Continued)
$523,070	Series 3770-SP 6.394%, 11/15/2040(e)(n) -1*1 mo. USD LIBOR + 6.500%	$50,052
237,484	Series 3815-ST 5.744%, 02/15/2041(e)(n) -1*1 mo. USD LIBOR + 5.850%	44,651
529,594	Series 3859-SI 6.494%, 05/15/2041(e)(n) -1*1 mo. USD LIBOR + 6.600%	103,455
153,975	Series 3872-SL 5.844%, 06/15/2041(e)(n) -1*1 mo. USD LIBOR + 5.950%	25,177
121,882	Series 3900-SB 5.864%, 07/15/2041(e)(n) -1*1 mo. USD LIBOR + 5.970%	18,905
30,573	Series 3946-SM 14.382%, 10/15/2041(e) -3*1 mo. USD LIBOR + 14.700%	40,701
611,840	Series 3972-AZ 3.500%, 12/15/2041	664,727
2,223,872	Series 3984-DS 5.844%, 01/15/2042(e)(n) -1*1 mo. USD LIBOR + 5.950%	323,181
5,436,404	Series 4080-DS 6.594%, 03/15/2041(e)(n) -1*1 mo. USD LIBOR + 6.700%	811,829
2,468,487	Series 4239-OU 0.000%, 07/15/2043(m)	1,822,048
2,438,522	Series 4291-MS 5.794%, 01/15/2054(e)(n) -1*1 mo. USD LIBOR + 5.900%	445,318
1,508,577	Series 4314-MS 5.994%, 07/15/2043(e)(n) -1*1 mo. USD LIBOR + 6.100%	150,972
	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
34,329	Series 2018-DNA1-M2 1.909%, 07/25/2030(e) 1 mo. USD LIBOR + 1.800%	34,204
	Federal National Mortgage Association
9,491,085	Series 2019-M24-2XA 1.149%, 03/25/2031(h)(n)	882,459
32,229,835	Series 2020-M10-X4 0.866%, 07/25/2032(h)(n)	2,419,768
33,986,571	Series 2020-M10-X9 0.851%, 12/25/2027(h)(n)	1,429,268
9,398,463	Series 2020-M13-X2 1.297%, 09/25/2030(h)(n)	820,423
21,061,864	Series 2020-M6-X 1.360%, 10/25/2024(h)(n)	747,540

Principal Amount^		Value
	Federal National Mortgage Association Connecticut Avenue Securities
$310,507	Series 2017-C05-1M2 2.309%, 01/25/2030(e) 1 mo. USD LIBOR + 2.200%	$314,778
	Federal National Mortgage Association REMICS
245,148	Series 2003-84-PZ 5.000%, 09/25/2033	280,446
435,406	Series 2005-42-SA 6.691%, 05/25/2035(e)(n) -1*1 mo. USD LIBOR + 6.800%	44,223
1,810,856	Series 2006-92-LI 6.471%, 10/25/2036(e)(n) -1*1 mo. USD LIBOR + 6.580%	337,066
471,308	Series 2007-39-AI 6.011%, 05/25/2037(e)(n) -1*1 mo. USD LIBOR + 6.120%	90,051
138,815	Series 2007-57-SX 6.511%, 10/25/2036(e)(n) -1*1 mo. USD LIBOR + 6.620%	24,627
27,327	Series 2007-68-SA 6.541%, 07/25/2037(e)(n) -1*1 mo. USD LIBOR + 6.650%	4,472
29,123	Series 2008-1-CI 6.191%, 02/25/2038(e)(n) -1*1 mo. USD LIBOR + 6.300%	4,926
1,415,123	Series 2008-33-SA 5.891%, 04/25/2038(e)(n) -1*1 mo. USD LIBOR + 6.000%	247,911
45,214	Series 2008-56-SB 5.951%, 07/25/2038(e)(n) -1*1 mo. USD LIBOR + 6.060%	5,133
2,830,147	Series 2009-110-SD 6.141%, 01/25/2040(e)(n) -1*1 mo. USD LIBOR + 6.250%	507,133
35,040	Series 2009-111-SE 6.141%, 01/25/2040(e)(n) -1*1 mo. USD LIBOR + 6.250%	6,391
168,086	Series 2009-86-CI 5.691%, 09/25/2036(e)(n) -1*1 mo. USD LIBOR + 5.800%	14,169
79,699	Series 2009-87-SA 5.891%, 11/25/2049(e)(n) -1*1 mo. USD LIBOR + 6.000%	15,496
49,842	Series 2009-90-IB 5.611%, 04/25/2037(e)(n) -1*1 mo. USD LIBOR + 5.720%	6,785
47,430	Series 2010-11-SC 4.691%, 02/25/2040(e)(n) -1*1 mo. USD LIBOR + 4.800%	4,545

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2021 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Federal National Mortgage Association REMICS (Continued)
$32,739	Series 2010-115-SD 6.491%, 11/25/2039(e)(n) -1*1 mo. USD LIBOR + 6.600%	$6,027
2,840,358	Series 2010-123-SK 5.941%, 11/25/2040(e)(n) -1*1 mo. USD LIBOR + 6.050%	588,480
533,014	Series 2010-134-SE 6.541%, 12/25/2025(e)(n) -1*1 mo. USD LIBOR + 6.650%	44,067
182,947	Series 2010-15-SL 4.841%, 03/25/2040(e)(n) -1*1 mo. USD LIBOR + 4.950%	25,543
54,224	Series 2010-9-GS 4.641%, 02/25/2040(e)(n) -1*1 mo. USD LIBOR + 4.750%	5,210
6,420	Series 2011-110-LS 9.870%, 11/25/2041(e) -2*1 mo. USD LIBOR + 10.100%	7,643
146,546	Series 2011-111-VZ 4.000%, 11/25/2041	161,944
660,821	Series 2011-141-PZ 4.000%, 01/25/2042	723,404
45,404	Series 2011-5-PS 6.291%, 11/25/2040(e)(n) -1*1 mo. USD LIBOR + 6.400%	2,718
1,797,486	Series 2011-93-ES 6.391%, 09/25/2041(e)(n) -1*1 mo. USD LIBOR + 6.500%	341,783
1,181,831	Series 2012-106-SA 6.051%, 10/25/2042(e)(n) -1*1 mo. USD LIBOR + 6.160%	215,181
2,851,849	Series 2014-50-WS 6.091%, 08/25/2044(e)(n) -1*1 mo. USD LIBOR + 6.200%	480,938
	First Horizon Alternative Mortgage Securities Trust
704,861	Series 2006-FA6-1A4 6.250%, 11/25/2036	487,368
270,825	Series 2007-FA4-1A7 6.000%, 08/25/2037	174,469
	First Horizon Mortgage Pass-Through Trust
122,700	Series 2006-1-1A10 6.000%, 05/25/2036	83,665
	Fontainebleau Miami Beach Trust
574,000	Series 2019-FBLU H 3.963%, 12/10/2036(c)(h)	550,624
	FREMF Mortgage Trust
1,500,063	Series 2016-KF14-B 8.919%, 01/25/2023(c)(e) 1 mo. USD LIBOR + 8.800%	1,508,014

Principal Amount^		Value
	GCAT LLC
$931,635	Series 2020-4-A1 2.611%, 12/25/2025(c)(f)	$937,129
	GCAT Trust
83,979	Series 2019-RPL1-A1 2.650%, 10/25/2068(c)(h)	86,876
	Government National Mortgage Association
489,169	Series 2007-21-S 6.094%, 04/16/2037(e)(n) -1*1 mo. USD LIBOR + 6.200%	78,967
175,749	Series 2008-69-SB 7.519%, 08/20/2038(e)(n) -1*1 mo. USD LIBOR + 7.630%	39,143
207,252	Series 2009-104-SD 6.244%, 11/16/2039(e)(n) -1*1 mo. USD LIBOR + 6.350%	35,422
386,324	Series 2010-134-EI 4.500%, 11/20/2039(n)	11,616
28,319	Series 2010-98-IA 5.641%, 03/20/2039(h)(n)	2,928
413,259	Series 2011-45-GZ 4.500%, 03/20/2041	443,362
112,090	Series 2011-69-OC 0.000%, 05/20/2041(m)	103,350
2,275,034	Series 2011-69-SC 5.269%, 05/20/2041(e)(n) -1*1 mo. USD LIBOR + 5.380%	340,862
378,388	Series 2011-89-SA 5.339%, 06/20/2041(e)(n) -1*1 mo. USD LIBOR + 5.450%	74,086
1,608,235	Series 2013-102-BS 6.039%, 03/20/2043(e)(n) -1*1 mo. USD LIBOR + 6.150%	203,819
31,053,865	Series 2013-155-IB 0.006%, 09/16/2053(h)(n)	210,747
2,996,020	Series 2014-145-CS 5.494%, 05/16/2044(e)(n) -1*1 mo. USD LIBOR + 5.600%	456,947
1,906,516	Series 2014-156-PS 6.139%, 10/20/2044(e)(n) -1*1 mo. USD LIBOR + 6.250%	413,311
4,393,208	Series 2014-4-SA 5.994%, 01/16/2044(e)(n) -1*1 mo. USD LIBOR + 6.100%	909,267
7,684,082	Series 2014-41-SA 5.989%, 03/20/2044(e)(n) -1*1 mo. USD LIBOR + 6.100%	1,657,108
3,135,947	Series 2014-5-SA 5.439%, 01/20/2044(e)(n) -1*1 mo. USD LIBOR + 5.550%	579,131

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2021 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Government National Mortgage Association (Continued)
$3,653,558	Series 2014-58-SG 5.494%, 04/16/2044(e)(n) -1*1 mo. USD LIBOR + 5.600%	$606,654
3,172,429	Series 2014-76-SA 5.489%, 01/20/2040(e)(n) -1*1 mo. USD LIBOR + 5.600%	553,406
4,001,231	Series 2014-95-CS 6.144%, 06/16/2044(e)(n) -1*1 mo. USD LIBOR + 6.250%	758,910
15,793,062	Series 2016-162-IO 0.852%, 09/16/2058(h)(n)	896,509
4,287,029	Series 2018-105-SH 6.139%, 08/20/2048(e)(n) -1*1 mo. USD LIBOR + 6.250%	714,435
50,083,788	Series 2018-111-SA 4.439%, 08/20/2048(e)(n) -1*1 mo. USD LIBOR + 4.550%	5,140,194
17,873,565	Series 2018-134-CS 6.089%, 10/20/2048(e)(n) -1*1 mo. USD LIBOR + 6.200%	2,647,776
10,321,959	Series 2019-22-SA 5.489%, 02/20/2045(e)(n) -1*1 mo. USD LIBOR + 5.600%	2,153,805
5,971,817	Series 2019-61-NS 5.989%, 02/20/2049(e)(n) -1*1 mo. USD LIBOR + 6.100%	1,184,035
10,517,817	Series 2020-112-BS 6.139%, 08/20/2050(e)(n) -1*1 mo. USD LIBOR + 6.250%	1,911,479
7,766,123	Series 2020-142-SD 6.189%, 09/20/2050(e)(n) -1*1 mo. USD LIBOR + 6.300%	1,834,842
9,854,193	Series 2020-146-SH 6.189%, 10/20/2050(e)(n) -1*1 mo. USD LIBOR + 6.300%	2,362,092
10,601,058	Series 2020-168-IA 0.989%, 12/16/2062(h)(n)	919,311
14,443,315	Series 2020-47-SA 5.889%, 05/20/2044(e)(n) -1*1 mo. USD LIBOR + 6.000%	2,590,432
8,426,748	Series 2020-47-SL 5.259%, 07/20/2044(e)(n) -1*1 mo. USD LIBOR + 5.370%	1,525,054
7,968,059	Series 2021-1-QS 6.189%, 01/20/2051(e)(n) -1*1 mo. USD LIBOR + 6.300%	1,922,755
11,488,000	Series 2021-52-IO 0.848%, 04/16/2063(h)(n)	941,706

Principal Amount^		Value
	GPMT Ltd.
$1,507,000	Series 2018-FL1-D 3.060%, 11/21/2035(c)(e) 1 mo. USD LIBOR + 2.950%	$1,496,862
	GS Mortgage Securities Corp. Trust
1,503,000	Series 2018-TWR-G 4.031%, 07/15/2031(c)(e) 1 mo. USD LIBOR + 3.925%	1,313,108
	GS Mortgage Securities Trust
130,000	Series 2011-GC5-C 5.406%, 08/10/2044(c)(h)	110,193
1,010,000	Series 2011-GC5-D 5.406%, 08/10/2044(c)(h)	631,504
100,000	Series 2014-GC18-B 4.885%, 01/10/2047(h)	100,743
1,967,000	Series 2014-GC26-D 4.514%, 11/10/2047(c)(h)	1,368,324
	GSCG Trust
710,000	Series 2019-600C-H 3.985%, 09/06/2034(c)(h)	647,420
	GSR Mortgage Loan Trust
38,739	Series 2005-4F-6A1 6.500%, 02/25/2035	39,482
644,131	Series 2005-9F-2A1 6.000%, 01/25/2036	450,575
119,655	Series 2005-AR6-4A5 2.978%, 09/25/2035(h)	120,302
244,776	Series 2006-7F-3A4 6.250%, 08/25/2036	127,239
	HarborView Mortgage Loan Trust
256,639	Series 2004-11-2A2A 0.750%, 01/19/2035(e) 1 mo. USD LIBOR + 0.640%	245,102
3,600,508	Series 2007-7-2A1B 1.109%, 10/25/2037(e) 1 mo. USD LIBOR + 1.000%	3,561,345
	Hawaii Hotel Trust
1,297,000	Series 2019-MAUI-F 2.856%, 05/15/2038(c)(e) 1 mo. USD LIBOR + 2.750%	1,286,150
	Hospitality Mortgage Trust
1,055,155	Series 2019-HIT-G 4.006%, 11/15/2036(c)(e) 1 mo. USD LIBOR + 3.900%	979,337
	Impac Secured Assets Trust
5,944,932	Series 2007-2-1A1C 0.489%, 05/25/2037(e) 1 mo. USD LIBOR + 0.380%	5,340,146
	IndyMac INDX Mortgage Loan Trust
162,384	Series 2004-AR7-A5 1.329%, 09/25/2034(e) 1 mo. USD LIBOR + 1.220%	156,586
267,702	Series 2005-AR11-A3 2.994%, 08/25/2035(h)	243,775
613,640	Series 2006-AR2-2A1 0.529%, 02/25/2046(e) 1 mo. USD LIBOR + 0.420%	504,195
3,563,849	Series 2006-R1-A3 2.987%, 12/25/2035(h)	3,422,604
1,281,160	Series 2007-AR5-2A1 3.222%, 05/25/2037(h)	1,221,462

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2021 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	JP Morgan Chase Commercial Mortgage Securities Trust
$1,285,000	Series 2011-C3-E 5.789%, 02/15/2046(c)(h)	$396,766
135,000	Series 2012-C8-C 4.623%, 10/15/2045(c)(h)	126,575
310,000	Series 2012-LC9-C 4.419%, 12/15/2047(c)(h)	316,946
1,531,000	Series 2019-MFP-F 3.106%, 07/15/2036(c)(e) 1 mo. USD LIBOR + 3.000%	1,507,800
683,000	Series 2019-MFP-G 4.156%, 07/15/2036(c)(e) 1 mo. USD LIBOR + 4.050%	669,584
683,000	Series 2019-MFP-XG 0.500%, 07/15/2036(c)(h)(n)	2,557
219,000	Series 2019-UES-C 4.343%, 05/05/2032(c)	226,283
224,000	Series 2019-UES-D 4.452%, 05/05/2032(c)(h)	226,058
261,000	Series 2019-UES-E 4.452%, 05/05/2032(c)(h)	256,043
274,000	Series 2019-UES-F 4.452%, 05/05/2032(c)(h)	260,102
299,000	Series 2019-UES-G 4.452%, 05/05/2032(c)(h)	272,255
	JP Morgan Mortgage Trust
298,509	Series 2004-S1-2A1 6.000%, 09/25/2034	312,481
2,048,267	Series 2005-ALT1-3A1 2.635%, 10/25/2035(h)	1,793,037
34,640	Series 2007-A1-4A2 2.964%, 07/25/2035(h)	33,876
11,901	Series 2007-S1-1A2 5.500%, 03/25/2022	11,842
673,829	Series 2007-S3-1A97 6.000%, 08/25/2037	505,076
	JP Morgan Resecuritization Trust
7,193,298	Series 2015-4-1A7 0.308%, 06/26/2047(c)(e) 1 mo. USD LIBOR + 0.190%	5,540,052
	JPMBB Commercial Mortgage Securities Trust
1,616,000	Series 2014-C23-D 3.972%, 09/15/2047(c)(h)	1,617,088
300,000	Series 2014-C23-E 3.364%, 09/15/2047(c)(h)	216,722
78,000	Series 2015-C27-D 3.854%, 02/15/2048(c)(h)	69,946
4,749,500	Series 2015-C27-XFG 1.354%, 02/15/2048(c)(h)(n)	210,986
	Legacy Mortgage Asset Trust
1,027,717	Series 2020-GS1-A1 2.882%, 10/25/2059(c)(f)	1,039,444
3,300,000	Series 2020-GS3-A2 4.000%, 05/25/2060(c)(f)	3,336,099
195,281	Series 2020-GS5-A1 3.250%, 06/25/2060(c)	199,090
	Lehman Mortgage Trust
1,212,444	Series 2006-2-2A3 5.750%, 04/25/2036	1,214,621

Principal Amount^		Value
	Lehman XS Trust
$1	Series 2006-12N-A2A1 0.409%, 08/25/2046(b)(e) 1 mo. USD LIBOR + 0.300%	$0
104,927	Series 2006-2N-1A1 0.629%, 02/25/2046(e) 1 mo. USD LIBOR + 0.520%	96,849
	LHOME Mortgage Trust
3,700,000	Series 2021-RTL1-M 4.458%, 09/25/2026(c)(h)	3,728,272
	Master Alternative Loan Trust
28,469	Series 2003-9-4A1 5.250%, 11/25/2033	29,220
25,274	Series 2004-5-1A1 5.500%, 06/25/2034	25,962
30,852	Series 2004-5-2A1 6.000%, 06/25/2034	31,942
113,757	Series 2004-8-2A1 6.000%, 09/25/2034	117,045
	Mello Warehouse Securitization Trust
1,250,000	Series 2020-1-G 5.609%, 10/25/2053(c)(e) 1 mo. USD LIBOR + 5.500%	1,252,349
	Merrill Lynch Mortgage Investors Trust
5,833	Series 2006-2-2A 2.309%, 05/25/2036(h)	5,936
	Mill City Mortgage Loan Trust
305,000	Series 2021-NMR1-M3 2.500%, 11/25/2060(c)(h)	295,022
	Morgan Stanley Bank of America Merrill Lynch Trust
560,000	Series 2013-C11-B 4.353%, 08/15/2046(h)	398,722
	Morgan Stanley Capital Barclays Bank Trust
551,000	Series 2016-MART-D 3.309%, 09/13/2031(c)	545,184
	Morgan Stanley Capital I Trust
687,000	Series 2007-IQ15-C 6.163%, 06/11/2049(c)(h)	681,691
200,000	Series 2011-C2-B 5.200%, 06/15/2044(c)(h)	202,246
285,000	Series 2011-C2-D 5.455%, 06/15/2044(c)(h)	262,008
540,000	Series 2011-C2-E 5.455%, 06/15/2044(c)(h)	354,887
1,508,000	Series 2019-PLND-F 2.906%, 05/15/2036(c)(e) 1 mo. USD LIBOR + 2.800%	1,301,373
	Morgan Stanley Mortgage Loan Trust
2,087,056	Series 2005-9AR-2A 2.654%, 12/25/2035(h)	2,025,802
2,588,900	Series 2006-11-2A2 6.000%, 08/25/2036	1,733,421
300,931	Series 2006-7-3A 5.111%, 06/25/2036(h)	240,270
244,203	Series 2007-13-6A1 6.000%, 10/25/2037	186,111
	Morgan Stanley Re-REMIC Trust
9,163	Series 2010-R9-3C 6.000%, 11/26/2036(c)(h)	9,063

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2021 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Motel 6 Trust
$582,740	Series 2017-M6MZ-M 7.033%, 08/15/2024(c)(e) 1 mo. USD LIBOR + 6.927%	$567,772
	Preston Ridge Partners Mortgage LLC
260,000	Series 2020-3-A2 5.071%, 09/25/2025(c)(f)	261,287
1,000,000	Series 2020-5-A2 5.437%, 11/25/2025(c)(f)	1,005,009
400,000	Series 2021-2-A2 3.770%, 03/25/2026(c)(f)	403,202
	Prime Mortgage Trust
1,180,053	Series 2006-DR1-2A1 5.500%, 05/25/2035(c)	1,079,381
	RCO V Mortgage LLC
335,743	Series 2020-1-A1 3.105%, 09/25/2025(c)(f)	338,748
	Residential Accredit Loans, Inc.
363,504	Series 2006-QS17-A5 6.000%, 12/25/2036	352,411
444,569	Series 2006-QS7-A3 6.000%, 06/25/2036	419,044
498,644	Series 2007-QS1-2A10 6.000%, 01/25/2037	475,288
436,004	Series 2007-QS8-A8 6.000%, 06/25/2037	421,058
	Residential Asset Securitization Trust
232,612	Series 2006-A8-1A1 6.000%, 08/25/2036	190,781
242,999	Series 2007-A1-A8 6.000%, 03/25/2037	141,055
15,977,392	Series 2007-A9-A1 0.659%, 09/25/2037(e) 1 mo. USD LIBOR + 0.550%	3,667,492
15,977,392	Series 2007-A9-A2 6.341%, 09/25/2037(e)(n) -1*1 mo. USD LIBOR + 6.450%	5,501,995
	Residential Funding Mortgage Securities I Trust
418,030	Series 2006-S4-A5 6.000%, 04/25/2036	407,030
	Starwood Retail Property Trust
235,000	Series 2014-STAR-C 2.856%, 11/15/2027(b)(c)(e) 1 mo. USD LIBOR + 2.750%	104,557
980,000	Series 2014-STAR-D 3.606%, 11/15/2027(b)(c)(e) 1 mo. USD LIBOR + 3.500%	235,621
950,000	Series 2014-STAR-E 4.506%, 11/15/2027(b)(c)(e) 1 mo. USD LIBOR + 4.400%	82,902
	Structured Adjustable Rate Mortgage Loan Trust
668,969	Series 2005-14-A1 0.419%, 07/25/2035(e) 1 mo. USD LIBOR + 0.310%	495,891
291,755	Series 2005-15-1A1 2.988%, 07/25/2035(h)	222,393
260,311	Series 2005-22-3A1 3.651%, 12/25/2035(h)	216,518

Principal Amount^		Value
$691,593	Series 2008-1-A2 2.727%, 10/25/2037(h)	$636,454
	Structured Asset Securities Corp. Trust
7,720,192	Series 2007-4-1A3 6.141%, 03/28/2045(c)(e)(n) -1*1 mo. USD LIBOR + 6.250%	771,214
	Tharaldson Hotel Portfolio Trust
1,382,807	Series 2018-THL-F 4.207%, 11/11/2034(c)(e) 1 mo. USD LIBOR + 4.102%	1,258,680
	UBS-Barclays Commercial Mortgage Trust
305,000	Series 2012-C2-E 4.885%, 05/10/2063(c)(h)	80,063
1,000,000	Series 2013-C5-C 4.084%, 03/10/2046(c)(h)	981,711
	VOLT XCII LLC
3,000,000	Series 2021-NPL1-A2 4.949%, 02/27/2051(c)(f)	2,992,379
	VOLT XCIII LLC
887,286	Series 2021-NPL2-A1 1.893%, 02/27/2051(c)(f)	883,449
	VOLT XCIV LLC
675,000	Series 2021-NPL3-A2 4.949%, 02/27/2051(c)(f)	672,969
	VOLT XCVI LLC
345,000	Series 2021-NPL5-A2 4.826%, 03/27/2051(c)(f)	344,510
	Washington Mutual Mortgage Pass-Through Certificates Trust
535,385	Series 2006-5-1A5 6.000%, 07/25/2036	494,636
440,752	Series 2006-8-A6 4.242%, 10/25/2036(f)	228,931
2,599,143	Series 2007-5-A3 7.000%, 06/25/2037	1,816,672
	Wells Fargo Alternative Loan Trust
146,617	Series 2007-PA2-3A1 0.459%, 06/25/2037(e) 1 mo. USD LIBOR + 0.350%	126,072
215,989	Series 2007-PA2-3A2 6.541%, 06/25/2037(e)(n) -1*1 mo. USD LIBOR + 6.650%	31,017
	Wells Fargo Commercial Mortgage Trust
19,971,000	Series 2015-C28-XE 1.094%, 05/15/2048(c)(h)(n)	822,090
398,000	Series 2015-NXS4-D 3.699%, 12/15/2048(h)	393,664
750,000	Series 2016-C33-D 3.123%, 03/15/2059(c)	707,961
135,000	Series 2016-C36-B 3.671%, 11/15/2059(h)	132,261
130,000	Series 2016-C36-C 4.229%, 11/15/2059(h)	112,830
1,225,000	Series 2019-JWDR-C 3.038%, 09/15/2031(c)(h)	1,203,368
	Wells Fargo Mortgage-Backed Securities Trust
91,298	Series 2006-AR19-A1 2.810%, 12/25/2036(h)	91,043

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2021 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	WFRBS Commercial Mortgage Trust
$850,000	Series 2011-C3-D 5.849%, 03/15/2044(c)(h)	$479,180
395,000	Series 2011-C4-E 5.226%, 06/15/2044(c)(h)	245,939
1,020,000	Series 2012-C10-C 4.362%, 12/15/2045(h)	917,248
500,000	Series 2012-C6-D 5.580%, 04/15/2045(c)(h)	507,100
185,000	Series 2012-C7-C 4.808%, 06/15/2045(h)	134,471
400,000	Series 2012-C7-D 4.808%, 06/15/2045(c)(h)	234,143
290,000	Series 2012-C7-E 4.808%, 06/15/2045(c)(h)	57,419
200,000	Series 2014-C20-B 4.378%, 05/15/2047	207,339
250,000	Series 2014-C24-B 4.204%, 11/15/2047(h)	252,454

TOTAL MORTGAGE-BACKED SECURITIES (Cost $212,453,606)		222,477,323

SHORT-TERM INVESTMENTS: 11.1%
REPURCHASE AGREEMENTS: 8.9%
$133,467,903	Fixed Income Clearing Corp. 0.000%, 3/31/2021, due 04/01/2021 [collateral: par value $129,831,600 U.S. Treasury Note, 1.750%, due 12/31/2024, value $136,143,724] (proceeds $133,467,903)	133,467,903

TREASURY BILLS: 2.2%
	United States Treasury Bill
6,900,000	0.010%, 06/17/2021(a)(o)	6,899,849
4,000,000	0.019%, 08/12/2021(a)(o)	3,999,719
5,600,000	0.020%, 09/09/2021(a)(o)	5,599,499
8,808,000	0.024%, 10/07/2021(a)(o)	8,806,902
1,440,000	0.119%, 11/04/2021(a)(o)	1,438,976
7,000,000	0.051%, 01/27/2022(o)	6,997,073

TOTAL TREASURY BILLS (Cost $33,732,278)		33,742,018

TOTAL SHORT-TERM INVESTMENTS (Cost $167,200,181)		167,209,921

TOTAL PURCHASED OPTIONS (Premiums paid $632,790): 0.0%		537,282

TOTAL INVESTMENTS (Cost: $1,418,443,481): 99.6%		1,496,524,346

Other Assets in Excess of Liabilities: 0.4%		5,971,287

NET ASSETS: 100.0%		$1,502,495,633

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
BADLARPP	Argentina Badlar Floating Rate Notes
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
EONIA	Euro Overnight Index Average
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FEDL01	Federal Funds Rate
LIBOR	London Interbank Offered Rate
L.P.	Limited Partnership
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Over Night Index Average
*	Non-Income Producing Security.
^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	Securities with an aggregate fair value of $113,468,919 have been pledged as collateral for options, total return swaps, credit default swaps, securities sold short and futures positions.
(b)	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Trustees.
(c)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.
(d)	Perpetual Call.
(e)	Floating Interest Rate at March 31, 2021.
(f)	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at March 31, 2021.
(g)	When issued security.
(h)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at March 31, 2021.
(i)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(j)	Security is currently in default and/or non-income producing.
(k)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(l)	Pay-in-kind security.
(m)	Principal Only security.
(n)	Interest Only security. Security with a notional or nominal principal amount.
(o)	The rate shown represents yield-to-maturity.

CURRENCY ABBREVIATIONS:

ARS	Argentine Peso
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
EUR	Euro
GBP	British Pound
INR	Indian Rupee
MXN	Mexican Peso
USD	U.S. Dollar

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2021 (Unaudited)(Continued)

UNFUNDED LOAN COMMITMENTS — At March 31, 2021, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)
OneDigital Borrower LLC, 5.250%, 11/16/2027	$71,875	$71,995	$120

The cost basis of investments for federal income tax purposes at March 31, 2021 was as follows*:

Cost of investments	$1,330,985,537

Gross unrealized appreciation	146,419,971
Gross unrealized depreciation	(71,188,222)

Net unrealized appreciation	$75,231,749

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN PURCHASED OPTIONS at March 31, 2021 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
COMMON STOCKS
Call
Corelogic, Inc.	Morgan Stanley & Co.	$80.00	5/21/2021	592	$4,691,600	$53,280	$53,434	$(154)
II-VI, Inc.	Morgan Stanley & Co.	75.00	4/16/2021	353	2,413,461	31,770	51,977	(20,207)
Pluralsight, Inc.	Morgan Stanley & Co.	22.50	4/16/2021	199	444,566	1,990	3,637	(1,647)
Talend S.A.	Morgan Stanley & Co.	70.00	4/16/2021	134	852,776	4,020	3,627	393
Tegna, Inc.	Morgan Stanley & Co.	18.00	4/16/2021	551	1,037,533	68,324	45,731	22,593
United Airlines Holdings, Inc.	Morgan Stanley & Co.	57.50	6/18/2021	255	1,467,270	144,075	157,408	(13,333)
Put
Chargepoint Holdings, Inc.	Morgan Stanley & Co.	17.50	8/20/2021	139	371,130	25,437	51,238	(25,801)
Churchill Capital Corp. IV	Morgan Stanley & Co.	17.50	7/16/2021	149	345,382	30,396	40,117	(9,721)
Star Peak Energy Transition Co.	Morgan Stanley & Co.	17.50	7/16/2021	178	473,124	31,150	44,635	(13,485)

Total						390,442	451,804	(61,362)

EXCHANGE TRADED FUNDS
Call
Financial Select Sector SPDR Fund	Morgan Stanley & Co.	36.00	6/18/2021	1,300	4,426,500	80,600	122,246	(41,646)
Put
Defiance Nextgen SPAC Derived ETF	Morgan Stanley & Co.	20.00	8/20/2021	192	507,264	30,240	28,674	1,566
Defiance Nextgen SPAC Derived ETF	Morgan Stanley & Co.	21.00	8/20/2021	192	507,264	36,000	30,066	5,934

Total						146,840	180,986	(34,146)

Total Purchased Options						$537,282	$632,790	$(95,508)

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES SOLD SHORT at March 31, 2021 (Unaudited)

Shares		Value
COMMON STOCKS: (5.6)%
(4,249)	Acushnet Holdings Corp.	$(175,611)
(166,450)	Advanced Micro Devices, Inc.*	(13,066,325)
(41,006)	Analog Devices, Inc.	(6,359,210)
(57,125)	Aon Plc Class A	(13,145,034)
(203,648)	AstraZeneca Plc ADR	(10,125,378)
(348)	Bayerische Motoren Werke AG	(36,161)
(31,934)	Cincinnati Bell, Inc.*	(490,187)
(425)	Daimler AG	(37,943)
(214,626)	Energy Transfer Equity L.P.	(1,648,328)
(40)	Faurecia SE*	(2,129)
(3,329)	Ford Motor Co.*	(40,780)
(696)	General Motors Co.	(39,992)
(34,570)	Goodyear Tire & Rubber Co. (The)*	(607,395)
(3,979)	ICON Plc*	(781,356)
(35,283)	II-VI, Inc.*	(2,412,299)
(819)	Jazz Pharmaceuticals Plc*	(134,619)
(97,633)	Just Eat Takeaway.com N.V.*(c)	(9,015,735)
(2,293)	Nexstar Media Group, Inc. Class A	(322,006)
(32,282)	S&P Global, Inc.	(11,391,349)
(17,957)	salesforce.com, Inc.*	(3,804,550)
(14,110)	Softbank Corp.	(183,544)
(2,853)	Stellantis N.V.	(50,546)
(19,537)	STERIS Plc	(3,721,408)
(7,857)	SVB Financial Group*	(3,878,687)
(4,861)	Teledyne Technologies, Inc.*	(2,010,753)
(102)	Tesla, Inc.*	(68,129)
(400)	Toyota Motor Corp.	(31,165)

TOTAL COMMON STOCKS (Proceeds $83,562,438)		(83,580,619)

EXCHANGE-TRADED FUNDS: (0.2)%
(2,296)	iShares Russell 2000 Growth ETF	(690,499)
(7,214)	SPDR S&P 500 ETF Trust	(2,859,125)

TOTAL EXCHANGE-TRADED FUNDS (Proceeds $3,079,969)		(3,549,624)

Principal Amount
CORPORATE BONDS : (0.1)%
	Western Digital Corp.
(702,000)	4.750%, 02/15/2026	(774,797)

TOTAL CORPORATE BONDS (Proceeds $689,686)		(774,797)

TOTAL SECURITIES SOLD SHORT (Proceeds $87,332,093)		$(87,905,040)

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at March 31, 2021 (Unaudited)

At March 31, 2021, the Fund had the following forward foreign currency exchange contracts:

						Asset Derivatives	Liability Derivatives
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at March 31, 2021	Fund Delivering	U.S. $ Value at March 31, 2021	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	4/26/2021	USD	$519,388	CAD	$521,028	$—	$(1,640)
	4/26/2021	USD	1,987,834	EUR	1,916,484	71,350	—
	6/2/2021	USD	131,252	BRL	130,319	933	—
	6/2/2021	USD	186,219	BRL	185,616	603	—
	6/2/2021	USD	201,652	BRL	201,994	—	(342)
	6/2/2021	USD	151,278	BRL	153,213	—	(1,935)
Barclays Bank Plc	4/26/2021	USD	603,227	EUR	581,643	21,584	—
Deutsche Bank AG	4/30/2021	USD	552,213	GBP	556,104	—	(3,891)
Goldman Sachs & Co.	6/15/2021	CAD	26,013	USD	25,893	120	—
	6/15/2021	CAD	23,547	USD	23,528	19	—
	6/15/2021	CAD	66,742	USD	66,754	—	(12)
	6/15/2021	CAD	41,763	USD	41,813	—	(50)
	6/15/2021	CAD	51,866	USD	51,985	—	(119)
	6/15/2021	CAD	24,978	USD	25,171	—	(193)
	6/15/2021	CAD	56,799	USD	57,189	—	(390)
	6/15/2021	EUR	2,239,269	USD	2,279,273	—	(40,004)
	6/15/2021	GBP	44,577	USD	44,885	—	(308)
	6/15/2021	GBP	183,966	USD	186,348	—	(2,382)
	6/15/2021	USD	50,689	CAD	50,196	493	—
	6/15/2021	USD	30,916	CAD	30,706	210	—
	6/15/2021	USD	27,070	CAD	26,967	103	—
	6/15/2021	USD	35,525	CAD	35,479	46	—
	6/15/2021	USD	210,526	EUR	207,730	2,796	—
	6/15/2021	USD	380,856	EUR	378,289	2,567	—
	6/15/2021	USD	181,256	EUR	178,793	2,463	—
	6/15/2021	USD	136,808	EUR	137,153	—	(345)
HSBC Holdings Plc	5/17/2021	USD	469,055	EUR	453,761	15,294	—
JPMorgan Chase Bank N.A.	4/1/2021	EUR	315,278	USD	314,817	461	—
	5/6/2021	EUR	578,083	USD	582,262	—	(4,179)
	5/6/2021	EUR	671,001	USD	680,492	—	(9,491)
	5/6/2021	EUR	559,925	USD	574,791	—	(14,866)
	5/6/2021	EUR	729,554	USD	754,976	—	(25,422)
	5/6/2021	USD	7,976,408	EUR	7,713,178	263,230	—
	5/6/2021	USD	372,502	EUR	360,074	12,428	—
	5/6/2021	USD	178,114	EUR	172,631	5,483	—
	5/6/2021	USD	169,166	EUR	163,766	5,400	—
	5/6/2021	USD	152,652	EUR	147,925	4,727	—
	5/6/2021	USD	946,549	EUR	943,778	2,771	—
	5/6/2021	USD	118,866	EUR	116,446	2,420	—
	5/6/2021	USD	132,860	EUR	131,017	1,843	—
	5/6/2021	USD	175,279	EUR	173,541	1,738	—
	5/6/2021	USD	219,731	EUR	218,828	903	—
	5/6/2021	USD	234,659	EUR	234,008	651	—
	5/6/2021	USD	315,044	EUR	315,474	—	(430)
	5/6/2021	USD	255,130	EUR	255,723	—	(593)
Morgan Stanley & Co.	4/8/2021	USD	1,024,247	COP	963,906	60,341	—
	4/30/2021	EUR	600,493	USD	615,666	—	(15,173)
	4/30/2021	USD	618,713	EUR	600,493	18,220	—
	6/15/2021	USD	1,733,866	CAD	1,736,083	—	(2,217)
	6/15/2021	USD	12,116,415	EUR	11,900,934	215,481	—
	6/15/2021	USD	3,278,428	GBP	3,238,245	40,183	—
Standard Chartered Bank	4/6/2021	EUR	3,830,207	USD	3,924,845	—	(94,638)
	4/6/2021	USD	4,016,818	EUR	3,830,207	186,611	—

			$49,935,272		$49,212,420	$941,472	$(218,620)

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN FUTURES CONTRACTS at March 31, 2021 (Unaudited)

Description	Number of Contracts	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts - Long
2YR U.S. Treasury Notes	618	$123,600,000	$136,409,016	6/30/2021	$(89,357)
10YR U.S. Treasury Notes	38	3,800,000	4,975,625	6/21/2021	(29,382)

Total Long					$(118,739)

Futures Contracts - Short
5YR U.S. Treasury Notes	(989)	$(98,900,000)	$(122,041,055)	6/30/2021	$1,146,540
Ultra-Long U.S. Treasury Bonds	(58)	(5,800,000)	(10,510,688)	6/21/2021	179,171
Ultra 10YR. U.S. Treasury Notes	(119)	(11,900,000)	(17,098,813)	6/21/2021	68,160
U.S. Long Bond Futures	(42)	(4,200,000)	(6,492,937)	6/21/2021	242,721

Total Short					$1,636,592

Total Futures Contracts					$1,517,853

SCHEDULE OF INVESTMENTS IN SWAPS at March 31, 2021 (Unaudited)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2021	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Buy Protection
American Axle & Manufacturing, Inc. 6.250%, 03/15/2026	6/20/2026	(5.000%)	4.394%	$	(6,100,000)	Quarterly	$(160,164)	$(183,576)	$23,412
Anheuser-Busch InBev S.A. 1.150%, 01/22/2027	6/20/2026	(1.000%)	0.560%	EUR	(5,600,000)	Quarterly	(151,300)	(147,679)	(3,621)
Apache Corp. 4.875%, 11/15/2027	6/20/2026	(1.000%)	3.153%	$	(650,000)	Quarterly	63,546	65,000	(1,454)
Bank of America Corp. 1.218%, 04/24/2023	6/20/2026	(1.000%)	0.500%		(2,700,000)	Quarterly	(68,655)	(68,400)	(255)
Barrick Gold Corp. 5.800%, 11/15/2034	6/20/2026	(1.000%)	0.558%		(6,000,000)	Quarterly	(134,740)	(126,630)	(8,110)
Bayer AG 0.375%, 07/06/2024	6/20/2026	(1.000%)	0.570%	EUR	(5,700,000)	Quarterly	(150,406)	(141,054)	(9,352)
Best Buy Co., Inc. 4.450%, 10/01/2028	6/20/2026	(5.000%)	0.559%	$	(2,450,000)	Quarterly	(551,739)	(550,639)	(1,100)
Block Financial LLC 5.500%, 11/01/2022	6/20/2026	(5.000%)	0.944%		(2,950,000)	Quarterly	(596,919)	(580,691)	(16,228)
Bouygues S.A. 3.625%, 01/16/2023	6/20/2026	(1.000%)	0.387%	EUR	(5,900,000)	Quarterly	(223,663)	(210,115)	(13,548)
BP Capital Markets Plc 1.876%, 04/07/2024	6/20/2026	(1.000%)	0.538%		(5,700,000)	Quarterly	(161,651)	(171,709)	10,058
British Telecommunications Plc 5.750%, 12/07/2028	6/20/2026	(1.000%)	0.716%		(5,900,000)	Quarterly	(102,167)	(55,129)	(47,038)
Cardinal Health, Inc. 3.410%, 06/15/2027	6/20/2026	(1.000%)	0.554%	$	(4,450,000)	Quarterly	(100,643)	(63,751)	(36,892)
Carnival Corp. 6.650%, 01/15/2028	6/20/2026	(1.000%)	4.029%		(5,100,000)	Quarterly	676,678	733,125	(56,447)
Carrefour S.A. 1.250%, 06/03/2025	6/20/2026	(1.000%)	0.542%	EUR	(2,000,000)	Quarterly	(56,240)	(49,994)	(6,246)
CDX North America High Yield Index Series 35 5.000%, 12/20/2025	12/20/2025	(5.000%)	2.877%	$	(57,000,000)	Quarterly	(5,163,137)	(2,351,307)	(2,811,830)
Citigroup, Inc. 2.876%, 07/24/2023	6/20/2026	(1.000%)	0.566%		(6,700,000)	Quarterly	(147,295)	(146,372)	(923)
Clariant AG 1.125%, 04/15/2026	12/20/2025	(1.000%)	0.761%	EUR	(1,400,000)	Quarterly	(18,472)	(22,340)	3,868

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SWAPS at March 31, 2021 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2021	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Buy Protection (Continued)
Commerzbank AG 0.500%, 12/06/2021	6/20/2026	(1.000%)	0.899%	EUR	(6,000,000)	Quarterly	$(181,425)	$(32,776)	$(148,649)
Compass Group Plc 1.875%, 01/27/2023	6/20/2026	(1.000%)	0.397%		(5,300,000)	Quarterly	(197,665)	(177,020)	(20,645)
Continental AG 0.375%, 06/27/2025	6/20/2026	(1.000%)	0.756%		(5,000,000)	Quarterly	(74,189)	(68,450)	(5,739)
Credit Agricole S.A. 3.375%, 01/10/2022	6/20/2026	(1.000%)	0.507%		(4,150,000)	Quarterly	(125,741)	(123,313)	(2,428)
Credit Suisse Group AG 4.282%, 01/09/2028	6/20/2026	(1.000%)	0.709%		(750,000)	Quarterly	(13,320)	(12,799)	(521)
CVS Health Corp. 3.500%, 07/20/2022	6/20/2026	(1.000%)	0.463%	$	(1,900,000)	Quarterly	(52,027)	(51,311)	(716)
DISH DBS Corp. 6.750%, 06/01/2021	6/20/2026	(5.000%)	4.444%		(1,700,000)	Quarterly	(40,833)	(31,674)	(9,159)
Domtar Corp. 4.400%, 04/01/2022	6/20/2026	(1.000%)	0.800%		(5,300,000)	Quarterly	(53,309)	(22,111)	(31,198)
Enbridge, Inc. 3.500%, 06/10/2024	6/20/2026	(1.000%)	0.843%		(6,250,000)	Quarterly	(49,265)	(81,962)	32,697
FirstEnergy Corp. 7.375%, 11/15/2031	6/20/2026	(1.000%)	0.660%		(6,300,000)	Quarterly	(108,205)	(55,994)	(52,211)
Gap, Inc. (The) 8.875%, 05/15/2027	6/20/2026	(1.000%)	1.672%		(3,600,000)	Quarterly	116,868	122,413	(5,545)
Host Hotels & Resorts L.P. 3.875%, 04/01/2024	6/20/2026	(1.000%)	1.196%		(2,900,000)	Quarterly	28,043	17,593	10,450
HSBC Holdings Plc 0.875%, 09/06/2024	6/20/2026	(1.000%)	0.470%	EUR	(5,700,000)	Quarterly	(186,248)	(179,019)	(7,229)
Imperial Brands Finance Plc 1.375%, 01/27/2025	6/20/2026	(1.000%)	0.852%		(5,900,000)	Quarterly	(53,032)	(9,836)	(43,196)
ING Groep N.V. 0.750%, 03/09/2022	6/20/2026	(1.000%)	0.454%		(5,800,000)	Quarterly	(195,245)	(196,617)	1,372
KB Home 7.000%, 12/15/2021	6/20/2026	(5.000%)	1.903%	$	(2,100,000)	Quarterly	(311,412)	(291,587)	(19,825)
Kinder Morgan, Inc. 4.300%, 03/01/2028	6/20/2026	(1.000%)	0.837%		(4,100,000)	Quarterly	(33,615)	(50,919)	17,304
Kohl’s Corp. 4.250%, 07/17/2025	6/20/2026	(1.000%)	1.209%		(1,950,000)	Quarterly	20,063	41,197	(21,134)
Kroger Co. (The) 4.500%, 01/15/2029	6/20/2026	(1.000%)	0.433%		(7,000,000)	Quarterly	(202,333)	(183,908)	(18,425)
Leonardo SpA 1.500%, 06/07/2024	6/20/2026	(5.000%)	1.922%	EUR	(2,750,000)	Quarterly	(489,725)	(491,646)	1,921
Lloyds Banking Group Plc 3.100%, 07/06/2021	6/20/2026	(1.000%)	0.463%		(5,800,000)	Quarterly	(192,075)	(175,523)	(16,552)
Lumen Technologies, Inc. 7.500%, 04/01/2024	6/20/2026	(1.000%)	2.953%	$	(5,550,000)	Quarterly	496,098	505,083	(8,985)
McKesson Corp. 7.650%, 03/01/2027	6/20/2026	(1.000%)	0.448%		(6,900,000)	Quarterly	(194,209)	(151,902)	(42,307)
MDC Holdings, Inc. 5.500%, 01/15/2024	6/20/2026	(1.000%)	1.059%		(1,850,000)	Quarterly	5,361	13,848	(8,487)
Meritor, Inc. 6.250%, 02/15/2024	12/20/2025	(5.000%)	1.940%		(5,250,000)	Quarterly	(702,631)	(721,226)	18,595
METRO AG 1.375%, 10/28/2021	6/20/2026	(1.000%)	1.563%	EUR	(750,000)	Quarterly	24,801	30,424	(5,623)
Murphy Oil Corp. 4.000%, 06/01/2022	6/20/2026	(1.000%)	4.508%	$	(650,000)	Quarterly	97,920	97,500	420
Natwest Group Plc 2.000%, 03/04/2025	6/20/2026	(1.000%)	0.586%	EUR	(5,300,000)	Quarterly	(134,547)	(138,237)	3,690

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SWAPS at March 31, 2021 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2021	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Buy Protection (Continued)
Nokia Oyj 2.000%, 03/15/2024	6/20/2026	(5.000%)	1.247%	EUR	(4,600,000)	Quarterly	$(1,028,203)	$(1,016,844)	$(11,359)
Nordstrom, Inc. 6.950%, 03/15/2028	6/20/2026	(1.000%)	2.405%	$	(1,200,000)	Quarterly	78,988	130,500	(51,512)
NRG Energy, Inc. 7.250%, 05/15/2026	6/20/2026	(5.000%)	1.690%		(1,500,000)	Quarterly	(239,910)	(258,080)	18,170
Omnicom Group, Inc. / Omnicom Capital, Inc. 3.650%, 11/01/2024	6/20/2026	(1.000%)	0.443%		(6,650,000)	Quarterly	(188,734)	(129,108)	(59,626)
Orange S.A. 0.750%, 09/11/2023	6/20/2026	(1.000%)	0.372%	EUR	(2,400,000)	Quarterly	(93,243)	(90,731)	(2,512)
Pitney Bowes, Inc. 6.200%, 04/01/2023	6/20/2026	(1.000%)	5.099%	$	(3,250,000)	Quarterly	558,399	558,000	399
Realogy Group LLC / Realogy Co-Issuer Corp. 4.875%, 06/01/2023	6/20/2026	(5.000%)	4.381%		(650,000)	Quarterly	(17,436)	(12,314)	(5,122)
Rite Aid Corp. 7.700%, 02/15/2027	6/20/2026	(5.000%)	7.512%		(3,250,000)	Quarterly	310,942	178,806	132,136
Rolls-Royce Plc 2.125%, 06/18/2021	6/20/2026	(1.000%)	2.831%	EUR	(6,450,000)	Quarterly	657,013	699,448	(42,435)
Royal Caribbean Cruises Ltd. 5.250%, 11/15/2022	6/20/2026	(5.000%)	4.522%	$	(1,100,000)	Quarterly	(22,618)	(11,755)	(10,863)
SES S.A. 0.875%, 11/04/2027	6/20/2026	(1.000%)	0.913%	EUR	(600,000)	Quarterly	(3,145)	(1,469)	(1,676)
Shell International Finance B.V. 0.750%, 05/12/2024	6/20/2026	(1.000%)	0.428%		(5,700,000)	Quarterly	(201,153)	(216,071)	14,918
Standard Chartered Plc 1.383%, 09/10/2022	6/20/2026	(1.000%)	0.520%		(5,850,000)	Quarterly	(172,686)	(172,476)	(210)
T-Mobile USA, Inc. 4.000%, 04/15/2022	6/20/2026	(5.000%)	1.170%	$	(1,050,000)	Quarterly	(198,660)	(197,377)	(1,283)
Telecom Italia SpA 3.625%, 01/19/2024	6/20/2026	(1.000%)	1.917%	EUR	(3,100,000)	Quarterly	164,465	185,500	(21,035)
Telefonica Emisiones S.A. 1.528%, 01/17/2025	6/20/2026	(1.000%)	0.723%		(5,850,000)	Quarterly	(98,846)	(66,148)	(32,698)
Tesco Plc 6.125%, 02/24/2022	6/20/2026	(1.000%)	0.710%		(6,000,000)	Quarterly	(106,096)	(95,253)	(10,843)
UniCredit SpA 2.125%, 10/24/2026	6/20/2026	(1.000%)	0.697%		(5,900,000)	Quarterly	(108,951)	(91,998)	(16,953)
United States Steel Corp. 6.650%, 06/01/2037	6/20/2026	(5.000%)	3.908%	$	(650,000)	Quarterly	(31,326)	(15,473)	(15,853)
Valeo S.A. 3.250%, 01/22/2024	6/20/2026	(1.000%)	1.567%	EUR	(5,600,000)	Quarterly	186,471	196,348	(9,877)
Valero Energy Corp. 8.750%, 06/15/2030	6/20/2026	(1.000%)	1.079%	$	(4,750,000)	Quarterly	18,445	20,147	(1,702)
Vodafone Group Plc 1.750%, 08/25/2023	6/20/2026	(1.000%)	0.520%	EUR	(5,650,000)	Quarterly	(166,686)	(149,602)	(17,084)
Wells Fargo & Co. 3.069%, 01/24/2023	6/20/2026	(1.000%)	0.619%	$	(6,800,000)	Quarterly	(131,269)	(137,889)	6,620
WPP Finance S.A. 2.250%, 09/22/2026	6/20/2026	(1.000%)	0.648%	EUR	(3,400,000)	Quarterly	(73,185)	(58,259)	(14,926)

Total Buy Protection							$(10,756,288)	$(7,243,131)	$(3,513,157)

Sell Protection
Aegon N.V. 6.125%, 12/15/2031	6/20/2026	1.000%	0.529%	EUR	1,150,000	Quarterly	$33,263	$29,682	$3,581

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SWAPS at March 31, 2021 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2021	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Sell Protection (Continued)
Altria Group, Inc. 4.750%, 05/05/2021	6/20/2026	1.000%	0.476%	$	2,000,000	Quarterly	$53,377	$49,890	$3,487
Anglo American Capital Plc 4.125%, 04/15/2021	6/20/2026	5.000%	1.036%	EUR	4,900,000	Quarterly	1,167,564	1,219,103	(51,539)
ArcelorMittal S.A. 1.000%, 05/19/2023	6/20/2026	5.000%	1.365%		4,950,000	Quarterly	1,066,223	1,058,460	7,763
Assicurazioni Generali SpA 5.125%, 09/16/2024	6/20/2026	1.000%	0.531%		5,800,000	Quarterly	167,237	159,884	7,353
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.250%, 03/15/2025	6/20/2026	5.000%	2.899%	$	1,050,000	Quarterly	101,335	108,171	(6,836)
Aviva Plc 0.625%, 10/27/2023	6/20/2026	1.000%	0.511%	EUR	2,700,000	Quarterly	81,251	79,159	2,092
Avnet, Inc. 4.875%, 12/01/2022	6/20/2026	1.000%	0.889%	$	2,050,000	Quarterly	11,445	10,273	1,172
Beazer Homes USA, Inc. 6.750%, 03/15/2025	6/20/2026	5.000%	3.140%		6,000,000	Quarterly	507,423	461,785	45,638
BMW Finance N.V. 0.750%, 07/12/2024	6/20/2026	1.000%	0.425%	EUR	5,800,000	Quarterly	206,089	210,225	(4,136)
CDX North America High Yield Index Series 36 5.000%, 06/20/2026	6/20/2026	5.000%	3.080%	$	34,700,000	Quarterly	3,096,975	3,096,975	—
Cie de Saint-Gobain 0.875%, 09/21/2023	6/20/2026	1.000%	0.458%	EUR	1,600,000	Quarterly	53,484	55,531	(2,047)
Cie Generale des Etablissements Michelin SCA 1.125%, 05/28/2022	6/20/2026	1.000%	0.387%		4,200,000	Quarterly	159,320	173,366	(14,046)
Clariant AG 1.125%, 04/15/2026	12/20/2025	1.000%	0.761%		5,800,000	Quarterly	76,530	122,412	(45,882)
CNH Industrial Finance Europe S.A. 2.875%, 05/17/2023	6/20/2026	5.000%	0.922%		4,800,000	Quarterly	1,182,562	1,239,681	(57,119)
Conagra Brands, Inc. 7.000%, 10/01/2028	6/20/2026	1.000%	0.468%	$	5,600,000	Quarterly	151,642	117,517	34,125
Daimler AG 1.400%, 01/12/2024	6/20/2026	1.000%	0.539%	EUR	5,800,000	Quarterly	164,146	152,101	12,045
Dell, Inc. 7.100%, 04/15/2028	6/20/2026	1.000%	1.207%	$	7,200,000	Quarterly	(73,219)	(96,840)	23,621
Deutsche Bank AG 1.125%, 08/30/2023	6/20/2026	1.000%	0.993%	EUR	4,850,000	Quarterly	134,772	3,303	131,469
DR Horton, Inc. 4.750%, 02/15/2023	6/20/2026	1.000%	0.471%	$	6,250,000	Quarterly	168,427	166,199	2,228
Expedia Group, Inc. 4.500%, 08/15/2024	6/20/2026	1.000%	0.971%		7,000,000	Quarterly	10,244	19,451	(9,207)
Ford Motor Co. 4.346%, 12/08/2026	6/20/2026	5.000%	2.502%		6,200,000	Quarterly	723,063	836,858	(113,795)
Freeport-McMoRan, Inc. 3.550%, 03/01/2022	6/20/2026	1.000%	1.379%		7,150,000	Quarterly	(132,476)	(86,441)	(46,035)
General Electric Co. 2.700%, 10/09/2022	6/20/2026	1.000%	0.853%		7,000,000	Quarterly	51,563	35,119	16,444
General Motors Co. 4.875%, 10/02/2023	6/20/2026	5.000%	1.074%		5,800,000	Quarterly	1,129,539	1,124,489	5,050

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SWAPS at March 31, 2021 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2021	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Sell Protection (Continued)
Glencore Finance Europe Ltd. 1.875%, 09/13/2023	6/20/2026	5.000%	1.210%	EUR	4,900,000	Quarterly	$1,107,881	$1,158,360	$(50,479)
Goldman Sachs Group, Inc. (The) 2.908%, 06/05/2023	6/20/2026	1.000%	0.620%	$	5,700,000	Quarterly	109,601	113,681	(4,080)
HCA, Inc. 5.875%, 02/15/2026	6/20/2026	5.000%	1.090%		1,050,000	Quarterly	203,512	206,107	(2,595)
HeidelbergCement AG 2.250%, 03/30/2023	6/20/2026	5.000%	0.823%	EUR	5,000,000	Quarterly	1,267,269	1,268,716	(1,447)
Hess Corp. 3.500%, 07/15/2024	6/20/2026	1.000%	1.378%	$	5,800,000	Quarterly	(107,090)	(126,996)	19,906
Howmet Aerospace, Inc. 5.125%, 10/01/2024	6/20/2026	1.000%	1.806%		3,350,000	Quarterly	(129,601)	(114,621)	(14,980)
Iberdrola International B.V. 1.125%, 01/27/2023	6/20/2026	1.000%	0.455%	EUR	1,500,000	Quarterly	50,369	53,293	(2,924)
ITV Plc 2.125%, 09/21/2022	6/20/2026	5.000%	1.096%		3,550,000	Quarterly	830,937	826,384	4,553
Koninklijke KPN N.V. 5.625%, 09/30/2024	6/20/2026	1.000%	0.828%		5,900,000	Quarterly	61,554	10,072	51,482
L Brands, Inc. 5.625%, 10/15/2023	6/20/2026	1.000%	1.812%	$	7,350,000	Quarterly	(286,408)	(302,583)	16,175
LafargeHolcim Ltd. 3.000%, 11/22/2022	6/20/2026	1.000%	0.713%	EUR	5,850,000	Quarterly	102,293	95,642	6,651
LANXESS AG 0.250%, 10/07/2021	6/20/2026	1.000%	0.539%		1,850,000	Quarterly	52,350	55,972	(3,622)
Marriott International, Inc. 2.300%, 01/15/2022	6/20/2026	1.000%	0.834%	$	6,900,000	Quarterly	57,641	69,831	(12,190)
MBIA, Inc. 6.625%, 10/01/2028	6/20/2026	5.000%	4.237%		5,200,000	Quarterly	172,741	101,197	71,544
McDonald’s Corp. 3.500%, 07/01/2027	6/20/2026	1.000%	0.249%		4,350,000	Quarterly	167,993	145,875	22,118
Meritor, Inc. 6.250%, 02/15/2024	12/20/2025	5.000%	1.940%		7,050,000	Quarterly	943,532	1,041,915	(98,383)
MetLife, Inc. 3.600%, 11/13/2025	6/20/2026	1.000%	0.633%		7,000,000	Quarterly	129,924	130,285	(361)
MGM Resorts International 5.750%, 06/15/2025	6/20/2026	5.000%	2.167%		1,150,000	Quarterly	154,278	157,862	(3,584)
Motorola Solutions, Inc. 7.500%, 05/15/2025	6/20/2026	1.000%	0.421%		5,100,000	Quarterly	150,764	131,062	19,702
Navient Corp. 5.500%, 01/25/2023	6/20/2026	5.000%	3.789%		1,300,000	Quarterly	69,727	63,142	6,585
Newell Brands, Inc. 4.350%, 04/01/2023	6/20/2026	1.000%	1.113%		4,700,000	Quarterly	(26,264)	(51,471)	25,207
Next Group Plc 5.375%, 10/26/2021	6/20/2026	1.000%	0.913%	EUR	5,900,000	Quarterly	30,869	(913)	31,782
Occidental Petroleum Corp. 5.550%, 03/15/2026	6/20/2026	1.000%	3.124%	$	3,750,000	Quarterly	(362,079)	(421,875)	59,796
Olin Corp. 5.500%, 08/15/2022	6/20/2026	1.000%	1.960%		3,350,000	Quarterly	(153,527)	(174,238)	20,711
OneMain Finance Corp. 5.625%, 03/15/2023	6/20/2026	5.000%	2.414%		4,650,000	Quarterly	563,602	537,844	25,758
Ovintiv, Inc. 3.900%, 11/15/2021	6/20/2026	1.000%	2.012%		4,050,000	Quarterly	(195,212)	(243,000)	47,788

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SWAPS at March 31, 2021 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2021	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Sell Protection (Continued)
Publicis Groupe S.A. 1.125%, 12/16/2021	6/20/2026	1.000%	0.638%	EUR	5,950,000	Quarterly	$131,627	$125,660	$5,967
Renault S.A. 1.000%, 11/28/2025	6/20/2026	1.000%	1.941%		6,150,000	Quarterly	(334,541)	(359,724)	25,183
Rexel S.A. 2.125%, 06/15/2025	6/20/2026	5.000%	1.271%		1,250,000	Quarterly	277,342	279,876	(2,534)
Ryder System, Inc. 3.875%, 12/01/2023	6/20/2026	1.000%	0.816%	$	5,900,000	Quarterly	54,640	53,525	1,115
Sherwin-Williams Co. (The) 7.375%, 02/01/2027	6/20/2026	1.000%	0.509%		6,800,000	Quarterly	169,906	144,660	25,246
Southwest Airlines Co. 5.125%, 06/15/2027	6/20/2026	1.000%	0.889%		4,600,000	Quarterly	25,532	33,234	(7,702)
Stellantis N.V. 5.250%, 04/15/2023	6/20/2026	5.000%	1.230%	EUR	4,950,000	Quarterly	1,112,497	1,152,649	(40,152)
Stora Enso Oyj 2.125%, 06/16/2023	6/20/2026	5.000%	0.676%		4,800,000	Quarterly	1,267,442	1,293,939	(26,497)
Teck Resources Ltd. 6.125%, 10/01/2035	6/20/2026	5.000%	1.513%	$	5,750,000	Quarterly	976,029	1,082,298	(106,269)
Telefonaktiebolaget LM Ericsson 4.125%, 05/15/2022	6/20/2026	1.000%	0.692%	EUR	5,800,000	Quarterly	108,837	99,406	9,431
Tenet Healthcare Corp. 6.875%, 11/15/2031	6/20/2026	5.000%	3.269%	$	4,200,000	Quarterly	328,867	331,455	(2,588)
thyssenkrupp AG 2.500%, 02/25/2025	6/20/2026	1.000%	2.476%	EUR	1,150,000	Quarterly	(95,896)	(99,922)	4,026
UBS Group AG 3.491%, 05/23/2023	6/20/2026	1.000%	0.489%		5,000,000	Quarterly	157,238	172,477	(15,239)
United Rentals North America, Inc. 4.875%, 01/15/2028	6/20/2026	5.000%	1.142%	$	950,000	Quarterly	181,300	174,914	6,386
Vivendi SE 0.750%, 05/26/2021	6/20/2026	1.000%	0.640%	EUR	4,150,000	Quarterly	91,283	88,334	2,949
Volkswagen International Finance N.V. 0.875%, 01/16/2023	6/20/2026	1.000%	0.628%		5,800,000	Quarterly	132,207	101,580	30,627
Volvo Treasury AB 1.625%, 05/26/2025	6/20/2026	1.000%	0.453%		1,950,000	Quarterly	65,741	69,027	(3,286)
Xerox Corp. 3.800%, 05/15/2024	6/20/2026	1.000%	1.980%	$	3,200,000	Quarterly	(149,593)	(151,035)	1,442
Yum! Brands, Inc. 7.750%, 04/01/2025	6/20/2026	1.000%	1.003%		3,000,000	Quarterly	(439)	(27,653)	27,214

Total Sell Protection							$19,758,454	$19,642,596	$115,858

Total							$9,002,166	$12,399,465	$(3,397,299)

(1)

For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(2)

For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of period will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.

(3)

For centrally cleared swaps, the notional amount represents the maximum potential the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the CDX North America High Yield Index Series 35 and CDX North America High Yield Index Series 36.

(4)	Notional amounts are denominated in foreign currency where indicated.

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SWAPS at March 31, 2021 (Unaudited)(Continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Description	Maturity Date	Counterparty	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2021	Notional Amount(1)			Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Buy Protection
Mexico Government International Bond 4.150%, 03/28/2027	6/20/2026	Barclays Bank Plc	(1.000%)	1.139%	$		(5,710,000)	Quarterly	$40,082	$22,998	$17,084
Cellnex Telecom S.A. 3.125%, 07/27/2022	6/20/2026	JPMorgan Chase Bank N.A.	(5.000%)	1.404%		EUR	(2,400,000)	Quarterly	(510,599)	(506,352)	(4,247)
Elis S.A. 1.750%, 04/11/2024	6/20/2026	JPMorgan Chase Bank N.A.	(5.000%)	1.931%			(1,100,000)	Quarterly	(195,195)	(187,648)	(7,547)
Murphy Oil Corp. 4.000%, 06/01/2022	6/20/2026	JPMorgan Chase Bank N.A.	(1.000%)	4.508%	$		(1,200,000)	Quarterly	180,776	174,000	6,776

Total Buy Protection									$(484,936)	$(497,002)	$12,066

Sell Protection
ADLER Real Estate AG 1.500%, 12/06/2021	6/20/2026	JPMorgan Chase Bank N.A.	5.000%	1.944%		EUR	3,300,000	Quarterly	$582,948	$585,949	$(3,001)
Crown European Holdings S.A. 3.375%, 05/15/2025	6/20/2026	JPMorgan Chase Bank N.A.	5.000%	1.570%			1,900,000	Quarterly	382,780	387,050	(4,270)
Hapag-Lloyd AG 5.125%, 07/15/2024	6/20/2026	JPMorgan Chase Bank N.A.	5.000%	1.893%			1,400,000	Quarterly	251,973	268,602	(16,629)
Premier Foods Finance Plc 5.028%, 07/15/2022	6/20/2026	JPMorgan Chase Bank N.A.	5.000%	2.401%			2,500,000	Quarterly	368,247	358,399	9,848

Total Sell Protection									$1,585,948	$1,600,000	$(14,052)

Total									$1,101,012	$1,102,998	$(1,986)

(1) Notional amounts are denominated in foreign currency where indicated.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Referenced Obligation	Maturity Date	Counterparty	Fund Pays/ Receives Floating Rate	Floating Rate Index and Spread	Notional Amount(1)	Periodic Payment Frequency	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation / (Depreciation)
Aggreko Plc GBP	3/5/2022	Goldman Sachs & Co.	Pays	1 Month GBP LIBOR + 0.450%	GBP (1,068,528)	Monthly	$—	$—	$—
Arrow Electronics, Inc. GBP	3/31/2022	Goldman Sachs & Co.	Pays	1 Month GBP LIBOR + 0.850%	(531,158)	Monthly	20	—	20
Gamesys Group Plc GBP	3/25/2022	Goldman Sachs & Co.	Pays	1 Month GBP LIBOR + 0.750%	(21,212)	Monthly	241	—	241
iBoxx USD Liquid High Yield USD	6/21/2021	JPMorgan Chase Bank N.A.	Receives	3 Month USD LIBOR + 0.000%	$140,000,001	Quarterly	(1,170,528)	—	(1,170,528)
Canadian Pacific Railway Ltd. USD	2/28/2022	Morgan Stanley & Co.	Receives	FEDL01 - 0.400%	2,172,573	Monthly	—	(23,855)	23,855

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SWAPS at March 31, 2021 (Unaudited)(Continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS (Continued)

Referenced Obligation	Maturity Date	Counterparty	Fund Pays/ Receives Floating Rate	Floating Rate Index and Spread	Notional Amount(1)	Periodic Payment Frequency	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation / (Depreciation)
Gamesys Group Plc GBP	3/25/2022	Morgan Stanley & Co.	Pays	1 Month SONIA + 0.900%	GBP (531,377)	Monthly	$—	$—	$—
iShares Russell 2000 Value ETF USD	2/28/2022	Morgan Stanley & Co.	Receives	FEDL01 - 0.400%	$1,007,486	Monthly	—	9,197	(9,197)
Natixis S.A. EUR	6/30/2021	Morgan Stanley & Co.	Pays	1 Month EONIA + 0.500%	EUR (953,882)	Monthly	—	—	—

Total							$(1,170,267)	$(14,658)	$(1,155,609)

(1)	Notional amounts are denominated in foreign currency where indicated.

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN WRITTEN OPTIONS at March 31, 2021 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
COMMON STOCKS
Call
Accenture Plc	Morgan Stanley & Co.	$275.00	4/16/2021	(2)	$(55,250)	$(1,062)	$(583)	$(479)
Activision Blizzard, Inc.	Morgan Stanley & Co.	110.00	4/16/2021	(9)	(83,700)	(72)	(742)	670
American Tower Corp.	Morgan Stanley & Co.	240.00	4/16/2021	(2)	(47,812)	(788)	(613)	(175)
Applied Materials, Inc.	Morgan Stanley & Co.	135.00	4/16/2021	(8)	(106,880)	(3,720)	(1,952)	(1,768)
Bank of America Corp.	Morgan Stanley & Co.	37.00	4/16/2021	(27)	(104,463)	(5,805)	(2,503)	(3,302)
Chevron Corp.	Morgan Stanley & Co.	105.00	4/16/2021	(8)	(83,832)	(1,904)	(2,270)	366
Comcast Corp.	Morgan Stanley & Co.	55.00	4/16/2021	(10)	(54,110)	(540)	(987)	447
Crown Castle International Corp.	Morgan Stanley & Co.	175.00	4/16/2021	(4)	(68,852)	(760)	(771)	11
Cummins, Inc.	Morgan Stanley & Co.	270.00	4/16/2021	(1)	(25,911)	(202)	(367)	165
Deere & Co.	Morgan Stanley & Co.	350.00	4/16/2021	(1)	(37,414)	(2,730)	(997)	(1,733)
DR Horton, Inc.	Morgan Stanley & Co.	90.00	4/16/2021	(10)	(89,120)	(2,150)	(1,029)	(1,121)
Exxon Mobil Corp.	Morgan Stanley & Co.	60.00	4/16/2021	(15)	(83,745)	(435)	(1,916)	1,481
Fox Corp.	Morgan Stanley & Co.	37.00	4/16/2021	(10)	(36,110)	(1,000)	(1,327)	327
Gilead Sciences, Inc.	Morgan Stanley & Co.	70.00	4/16/2021	(12)	(77,556)	(144)	(792)	648
HCA Healthcare, Inc.	Morgan Stanley & Co.	190.00	4/16/2021	(4)	(75,336)	(1,704)	(1,528)	(176)
Intel Corp.	Morgan Stanley & Co.	70.00	4/16/2021	(15)	(96,000)	(255)	(1,091)	836
Intuit, Inc.	Morgan Stanley & Co.	440.00	4/16/2021	(1)	(38,306)	(40)	(787)	747
JPMorgan Chase & Co.	Morgan Stanley & Co.	160.00	4/16/2021	(2)	(30,446)	(234)	(529)	295
KLA Corp.	Morgan Stanley & Co.	380.00	4/16/2021	(2)	(66,080)	(225)	(833)	608
Lam Research Corp.	Morgan Stanley & Co.	660.00	4/16/2021	(1)	(59,524)	(415)	(1,392)	977
Lowe’s Cos., Inc.	Morgan Stanley & Co.	195.00	4/16/2021	(4)	(76,072)	(752)	(843)	91
Mastercard, Inc.	Morgan Stanley & Co.	365.00	4/16/2021	(2)	(71,210)	(750)	(1,253)	503
Microsoft Corp.	Morgan Stanley & Co.	255.00	4/16/2021	(2)	(47,154)	(80)	(533)	453
Morgan Stanley	Morgan Stanley & Co.	85.00	4/16/2021	(12)	(93,192)	(456)	(1,705)	1,249
Nexstar Media Group, Inc.	Morgan Stanley & Co.	140.00	4/16/2021	(6)	(84,258)	(3,240)	(3,280)	40
Nike, Inc.	Morgan Stanley & Co.	155.00	4/16/2021	(4)	(53,156)	(20)	(731)	711
NVIDIA Corp.	Morgan Stanley & Co.	690.00	4/16/2021	(1)	(53,393)	(25)	(1,397)	1,372
Oracle Corp.	Morgan Stanley & Co.	67.50	4/16/2021	(13)	(91,221)	(3,965)	(2,141)	(1,824)
Pfizer, Inc.	Morgan Stanley & Co.	37.00	4/16/2021	(13)	(47,099)	(312)	(451)	139
Philip Morris International, Inc.	Morgan Stanley & Co.	90.00	4/16/2021	(8)	(70,992)	(656)	(800)	144

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN WRITTEN OPTIONS at March 31, 2021 (Unaudited) (Continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
Skyworks Solutions, Inc.	Morgan Stanley & Co.	$210.00	4/16/2021	(4)	$(73,392)	$(140)	$(1,587)	$1,447
Target Corp.	Morgan Stanley & Co.	210.00	4/16/2021	(4)	(79,228)	(228)	(1,208)	980
TE Connectivity Ltd.	Morgan Stanley & Co.	140.00	4/16/2021	(1)	(12,911)	(20)	(237)	217
Texas Instruments, Inc.	Morgan Stanley & Co.	190.00	4/16/2021	(4)	(75,596)	(1,420)	(807)	(613)
Ubiquiti, Inc.	Morgan Stanley & Co.	380.00	4/16/2021	(2)	(59,660)	(200)	(1,593)	1,393
Union Pacific Corp.	Morgan Stanley & Co.	220.00	4/16/2021	(3)	(66,123)	(1,365)	(1,169)	(196)
United Airlines Holdings, Inc.	Morgan Stanley & Co.	72.50	6/18/2021	(255)	(1,467,270)	(39,525)	(58,067)	18,542
United Parcel Service, Inc.	Morgan Stanley & Co.	175.00	4/16/2021	(2)	(33,998)	(212)	(386)	174

Total						(77,551)	(101,197)	23,646

EXCHANGE TRADED FUNDS
Call
Financial Select Sector SPDR Fund	Morgan Stanley & Co.	40.00	6/18/2021	(1,300)	(4,426,500)	(10,400)	(24,654)	14,254

Total Written Options						$(87,951)	$(125,851)	$37,900

PartnerSelect High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2021 (Unaudited)

Shares		Value
COMMON STOCKS: 0.0%
Consumer Staples: 0.0%
648	Moran Foods LLC*	$3,079

TOTAL COMMON STOCKS (Cost $0)		3,079

PREFERRED STOCKS: 2.4%
Financials: 2.2%
	American Financial Group, Inc.
2,000	4.500%, 09/15/2060	53,020
	Assurant, Inc.
2,000	5.250%, 01/15/2061	51,440
	Bank of America Corp.
4,000	4.375%, 11/03/2025(a)	100,000
	Bank of America Corp.
6,000	4.125%, 02/02/2026(a)	148,680
	CNO Financial Group, Inc.
2,000	5.125%, 11/25/2060	50,400
	Equitable Holdings, Inc.
2,800	4.300%, 03/15/2026(a)	69,720
	Federal Agricultural Mortgage Corp.
2,000	5.750%, 07/17/2025(a)	54,232
	First Republic Bank
2,400	4.125%, 10/30/2025(a)	60,000
	First Republic Bank
8,000	4.250%, 03/30/2026(a)	206,560
	Horizon Technology Finance Corp.
6,400	4.875%, 03/30/2026	162,528
	PartnerRe Ltd.
2,000	4.875%, 03/15/2026(a)	53,300
	Prudential Financial, Inc.
4,400	4.125%, 09/01/2060	111,452
	Selective Insurance Group, Inc.
2,000	4.600%, 12/15/2025(a)	49,900
	Trinity Capital, Inc.
17,000	7.000%, 01/16/2025(b)	449,225
	W R Berkley Corp.
1,600	4.250%, 09/30/2060	40,752
	W R Berkley Corp.
6,000	4.125%, 03/30/2061	149,880
	Wells Fargo & Co.
6,000	4.700%, 12/15/2025(a)	152,700

		1,963,789

Real Estate: 0.2%
	Public Storage
4,875	4.625%, 06/17/2025(a)	130,942
	Public Storage
2,400	4.125%, 08/14/2025(a)	61,944

		192,886

TOTAL PREFERRED STOCKS (Cost $2,096,875)		2,156,675

CLOSED-END FUNDS: 0.6%
2,941	Ares Dynamic Credit Allocation Fund, Inc.	44,203
16,320	BlackRock Corporate High Yield Fund, Inc.	191,597
5,222	BlackRock Credit Allocation Income Trust	76,659
2,239	BlackRock Debt Strategies Fund, Inc.	24,629

Shares		Value
5,918	Blackstone Strategic Credit Fund	$78,887
4,125	Eaton Vance Ltd. Duration Income Fund	52,099
3,370	Guggenheim Strategic Opportunities Fund	70,736
2,197	Western Asset High Income Opportunity Fund, Inc.	11,161

TOTAL CLOSED-END FUNDS (Cost $399,876)		549,971

Principal Amount^
ASSET-BACKED SECURITIES: 18.3%
	AASET Trust
$220,258	Series 2019-2-B 4.458%, 10/16/2039(b)	208,718
244,877	Series 2020-1A-B 4.335%, 01/16/2040(b)	231,623
	AASET US Ltd.
212,339	Series 2018-2A-A 4.454%, 11/18/2038(b)	214,395
	ABPCI Direct Lending Fund ABS I Ltd.
120,000	Series 2020-1A-B 4.935%, 12/20/2030(b)	119,515
	ABPCI Direct Lending Fund CLO I LLC
250,000	Series 2017-1A-DR 4.693%, 04/20/2032(b)(c) 3 mo. USD LIBOR + 4.500%	250,000
	Adams Outdoor Advertising L.P.
379,306	Series 2018-1-A 4.810%, 11/15/2048(b)	407,177
	AIM Aviation Finance Ltd.
156,817	Series 2015-1A-A1 4.213%, 02/15/2040(b)(d)	126,709
	Anchorage Credit Funding 3 Ltd.
250,000	Series 2016-3A-BR 3.471%, 01/28/2039(b)	248,127
	Anchorage Credit Funding 4 Ltd.
250,000	Series 2016-4A-CR 3.523%, 04/27/2039(b)	247,529
	Applebee’s Funding LLC / IHOP Funding LLC
99,500	Series 2019-1A-A2I 4.194%, 06/07/2049(b)	102,620
	Atlas Senior Loan Fund Ltd.
350,000	Series 2018-9A-C 2.024%, 04/20/2028(b)(c) 3 mo. USD LIBOR + 1.800%	344,843
	Business Jet Securities LLC
125,626	Series 2020-1A-B 3.967%, 11/15/2035(b)	129,310
	CARS-DB4 L.P.
220,000	Series 2020-1A-B1 4.170%, 02/15/2050(b)	226,688
100,000	Series 2020-1A-B3 4.950%, 02/15/2050(b)	99,650
	Castlelake Aircraft Securitization Trust
178,890	Series 2018-1-A 4.125%, 06/15/2043(b)	179,583
	Castlelake Aircraft Structured Trust
225,604	Series 2021-1A-B 6.656%, 01/15/2046(b)	233,191

PartnerSelect High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2021 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	CFG Investments Ltd.
$400,000	Series 2019-1-B 7.620%, 08/15/2029(b)	$395,633
	CHCP Ltd.
100,000	Series 2021-FL1-D 3.106%, 02/15/2038(b)(c) 1 mo. USD LIBOR + 3.000%	100,562
	Drug Royalty III L.P.
291,346	Series 2018-1A-A1 1.841%, 10/15/2031(b)(c) 3 mo. USD LIBOR + 1.600%	288,368
	Dryden 86 CLO Ltd.
280,000	Series 2020-86A-D 4.473%, 07/17/2030(b)(c) 3 mo. USD LIBOR + 4.250%	281,119
	Elm Trust
110,000	Series 2020-4A-B 3.866%, 10/20/2029(b)	109,728
	Falcon Aerospace Ltd.
345,560	Series 2017-1-B 6.300%, 02/15/2042(b)	337,831
	Firstkey Revolving Trust
159,827	3.250%, 12/25/2023	160,019
	FREED ABS Trust
343,841	Series 2018-2-B 4.610%, 10/20/2025(b)	346,955
	GAIA Aviation Ltd.
175,669	Series 2019-1-A 3.967%, 12/15/2044(b)(d)	175,627
	GoldentTree Loan Management US CLO 1 Ltd.
250,000	Series 2017-1A-CR 2.074%, 04/20/2029(b)(c) 3 mo. USD LIBOR + 1.850%	249,235
250,000	Series 2021-9A-D 3.025%, 01/20/2033(b)(c) 3 mo. USD LIBOR + 2.900%	250,146
	Golub Capital Partners ABS Funding Ltd.
150,000	Series 2020-1A-B 4.496%, 01/22/2029(b)	150,117
	GSAMP Trust
262,361	Series 2007-NC1-A1 0.239%, 12/25/2046(c) 1 mo. USD LIBOR + 0.130%	176,452
	Hercules Capital Funding Trust
263,091	Series 2018-1A-A 4.605%, 11/22/2027(b)	265,525
88,573	Series 2019-1A-A 4.703%, 02/20/2028(b)	89,453
	Hull Street CLO Ltd.
300,000	Series 2014-1A-CR 2.926%, 10/18/2026(b)(c) 3 mo. USD LIBOR + 2.700%	300,147
	JOL Air Ltd.
217,131	Series 2019-1-A 3.967%, 04/15/2044(b)	218,895
	Lake Shore MM CLO III LLC
250,000	Series 2020-1A-B 3.429%, 10/15/2029(b)(c) 3 mo. USD LIBOR + 3.200%	251,894

Principal Amount^		Value
	Madison Park Funding XLVIII Ltd.
$250,000	Series 2021-48A-D 3.142%, 04/19/2033(b)(c) 3 mo. USD LIBOR + 3.000%	$248,779
	Marathon CLO V Ltd.
500,000	Series 2013-5A-A2R 1.632%, 11/21/2027(b)(c) 3 mo. USD LIBOR + 1.450%	490,691
250,000	Series 2013-5A-BR 2.032%, 11/21/2027(b)(c) 3 mo. USD LIBOR + 1.850%	243,225
	Marathon CRE Ltd.
100,000	Series 2018-FL1-C 2.708%, 06/15/2028(b)(c) 1 mo. USD LIBOR + 2.600%	99,704
	MCA Fund Holding LLC
242,670	Series 2020-1-B 4.247%, 11/15/2035(b)	241,039
	MidOcean Credit CLO VII
500,000	Series 2017-7A-CR 2.441%, 07/15/2029(b)(c) 3 mo. USD LIBOR + 2.200%	495,179
	Monroe Capital ABS Funding Ltd.
180,000	Series 2021-1A-A2 2.815%, 04/22/2031(b)	178,288
	Monroe Capital CLO Ltd.
250,000	Series 2014-1A-CR 2.622%, 10/22/2026(b)(c) 3 mo. USD LIBOR + 2.400%	246,650
	Morgan Stanley ABS Capital I, Inc. Trust
317,838	Series 2006-HE8-A2D 0.329%, 10/25/2036(c) 1 mo. USD LIBOR + 0.220%	188,727
385,966	Series 2007-HE4-A2C 0.339%, 02/25/2037(c) 1 mo. USD LIBOR + 0.230%	166,820
	Morgan Stanley IXIS Real Estate Capital Trust
394,047	Series 2006-2-A4 0.329%, 11/25/2036(c) 1 mo. USD LIBOR + 0.220%	185,966
	NADG NNN Operating L.P.
159,000	Series 2019-1-A 3.368%, 12/28/2049(b)	164,116
	Nassau CFO LLC
203,487	Series 2019-1-A 3.980%, 08/15/2034(b)	206,183
	NewStar Clarendon Fund CLO LLC
250,000	Series 2014-1A-BR 2.268%, 01/25/2027(b)(c) 3 mo. USD LIBOR + 2.050%	250,096
300,000	Series 2014-1A-CR 3.268%, 01/25/2027(b)(c) 3 mo. USD LIBOR + 3.050%	298,972
	Newtek Small Business Loan Trust
140,525	Series 2018-1-A 2.700%, 02/25/2044(b)(c) 1 mo. PRIME—0.550%	137,273
63,875	Series 2018-1-B 4.000%, 02/25/2044(b)(c) 1 mo. PRIME + 0.750%	58,706

PartnerSelect High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2021 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Northwoods Capital 20 Ltd.
$250,000	Series 2019-20A-DR 4.488%, 01/25/2032(b)(c) 3 mo. USD LIBOR + 4.270%	$248,817
	Oportun Funding X LLC
400,000	Series 2018-C-B 4.590%, 10/08/2024(b)	403,700
	Oxford Finance Funding LLC
260,000	Series 2019-1A-A2 4.459%, 02/15/2027(b)	269,404
430,000	Series 2020-1A-B 4.037%, 02/15/2028(b)	444,583
	Palmer Square Loan Funding Ltd.
250,000	Series 2021-1A-C 3.055%, 04/20/2029(b)(c) 3 mo. USD LIBOR + 2.900%	247,769
200,000	Series 2021-2A-SUB 0.000%, 05/20/2029(b)(e)(f)	200,000
	PennantPark CLO Ltd.
250,000	Series 2020-2A-D 6.690%, 01/15/2032(b)(c) 3 mo. USD LIBOR + 6.500%	250,068
	Raspro Trust
373,311	Series 2005-1A-B 1.149%, 03/23/2024(b)(c) 3 mo. USD LIBOR + 0.925%	376,867
	ReadyCap Lending Small Business Loan Trust
165,539	Series 2019-2-A 2.750%, 12/27/2044(b)(c) 1 mo. PRIME - 0.500%	158,245
	Republic Finance Issuance Trust
240,000	Series 2020-A-B 3.540%, 11/20/2030(b)	247,487
	Saganaw Insurance Recievables LLC
104,482	Series 2019-1A-A 5.125%, 12/01/2023(b)	106,096
	Sapphire Aviation Finance I Ltd.
162,592	Series 2018-1A-A 4.250%, 03/15/2040(b)	162,044
	Sapphire Aviation Finance II Ltd.
233,783	Series 2020-1A-B 4.335%, 03/15/2040(b)	213,553
	Secured Tenant Site Contract Revenue Notes
118,772	Series 2018-1A-C 3.970%, 06/15/2048(b)	122,144
	Stack Infrastructure Issuer LLC
450,417	Series 2019-1A-A2 4.540%, 02/25/2044(b)	480,583
	Sunbird Engine Finance LLC
200,499	Series 2020-1A-B 4.703%, 02/15/2045(b)	148,249
	VB-S1 Issuer LLC
100,000	Series 2020-1A-D 4.090%, 06/15/2050(b)	104,466
150,000	Series 2020-1A-F 6.657%, 06/15/2050(b)	162,162
	Venture XIII CLO Ltd.
250,000	Series 2013-13A-SUB 0.000%, 09/10/2029(b)(e)	63,569

Principal Amount^		Value
	Wachovia Asset Securitization Issuance II LLC Trust
$224,979	Series 2007-HE2A-A 0.248%, 07/25/2037(b)(c) 1 mo. USD LIBOR + 0.130%	$213,950
	WRG Debt Funding IV LLC
400,000	Series 2020-1-B 6.535%, 07/15/2028(b)	405,050

TOTAL ASSET-BACKED SECURITIES (Cost $16,518,924)		16,446,604

BANK LOANS: 20.4%
	AAdvantage Loyalty IP Ltd.
520,000	0.000%, 04/20/2028(g)	533,408
180,000	5.500%, 04/20/2028(c) 3 mo. LIBOR + 4.750%	184,641
	Accuride Corp.
48,852	6.250%, 11/17/2023(c) 3 mo. LIBOR + 5.250%	46,348
	AI Aqua Merger Sub, Inc.
50,000	0.000%, 12/13/2023(g)	50,261
50,000	0.000%, 12/13/2023(g)	50,261
	Allen Media LLC
524,616	5.703%, 02/10/2027(c) 3 mo. LIBOR + 5.500%	524,879
	Alterra Mountain Co.
99,000	5.500%, 08/01/2026(c) 1 mo. LIBOR + 4.500%	99,495
	American Trailer World Corp.
100,000	4.500%, 02/17/2028(c) 1 mo. LIBOR + 3.750%	99,501
	Amerilife Holdings LLC
9,987	4.109%, 03/18/2027(c) 3 mo. LIBOR + 4.000%	9,985
52,343	4.109%, 03/18/2027(c) 3 mo. LIBOR + 4.000%	52,332
	Anchor Packaging, Inc.
98,843	4.109%, 07/18/2026(c) 1 mo. LIBOR + 4.000%	99,090
	API Technologies Corp.
98,250	4.359%, 05/09/2026(c) 1 mo. LIBOR + 4.250%	96,899
	Arctic Glacier U.S.A., Inc.
100,000	4.500%, 03/20/2024(c) 3 mo. LIBOR + 3.500%	94,792
	Aria Energy Operating LLC
287,683	5.500%, 05/27/2022(c) 1 mo. LIBOR + 4.500%	288,042
	Ascend Learning LLC
74,625	4.750%, 07/12/2024(c) 1 mo. LIBOR + 3.750%	74,765
	Aston FinCo S.A.R.L.
99,000	4.360%, 10/09/2026(c) 3 mo. LIBOR + 4.250%	98,598
	BCP Renaissance Parent LLC
675,179	4.500%, 10/31/2024(c) 3 mo. LIBOR + 3.500%	661,956
	BCPE Empire Holdings, Inc.
98,561	4.109%, 06/11/2026(c) 1 mo. LIBOR + 4.000%	98,100
	Berlin Packaging LLC
98,982	3.120%-3.210%, 11/07/2025(c) 1 mo. LIBOR + 3.000%	97,365

PartnerSelect High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2021 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
	BIFM CA Buyer, Inc.
$98,992	3.607%, 06/01/2026(c) 1 mo. LIBOR + 3.500%	$98,436
	Blue Ribbon LLC
10,000	5.000%-6.250%, 11/15/2021(c) 3 mo. LIBOR + 4.000%	9,813
	BWAY Holding Co.
57,981	3.443%, 04/03/2024(c) 3 mo. LIBOR + 3.250%	56,829
	Cambrex Corp.
99,750	4.500%, 12/04/2026(c) 1 mo. LIBOR + 3.500%	99,896
	Cast and Crew Payroll LLC
98,865	3.859%, 02/09/2026(c) 1 mo. LIBOR + 3.750%	97,614
	Castlelake Aircraft Securitization Trust
287,158	3.967%, 07/15/2042	287,342
	CCRR Parent, Inc.
100,000	5.000%, 03/06/2028(c) 3 mo. LIBOR + 4.250%	100,250
	CD&R Hydra Buyer, Inc.
98,223	5.250%, 12/11/2024(c) 1 mo. LIBOR + 4.250%	96,157
	Cengage Learning, Inc.
99,478	5.250%, 06/07/2023(c) 3 mo. LIBOR + 4.250%	98,628
	Charter NEX US, Inc.
99,750	5.000%, 12/01/2027(c) 1 mo. LIBOR + 4.250%	100,080
	CHG Healthcare Services, Inc.
98,972	4.000%, 06/07/2023(c) 6 mo. LIBOR + 3.000%	98,786
	Clarios Global L.P.
664,521	0.000%, 04/30/2026(g)	658,707
761,486	3.609%, 04/30/2026(c) 1 mo. LIBOR + 3.500%	754,823
	Cologix, Inc.
100,000	4.750%, 03/20/2024(c) 1 mo. LIBOR + 3.750%	100,081
	Comet Acquisition, Inc.
97,750	3.453%, 10/24/2025(c) 3 mo. LIBOR + 3.250%	96,895
	CP Atlas Buyer, Inc.
100,000	4.250%, 11/23/2027(c) 3 mo. LIBOR + 3.750%	99,493
	CPM Holdings, Inc.
97,750	3.615%, 11/15/2026(c) 1 mo. LIBOR + 3.500%	95,526
	Cross Financial Corp.
100,000	0.000%, 09/15/2027(g)	100,625
	Deerfield Dakota Holding LLC
99,250	4.750%, 04/09/2027(c) 1 mo. LIBOR + 3.750%	99,498
	Denali Water Solutions
100,000	5.000%, 03/17/2028(c) 3 mo. LIBOR + 4.250%	99,844
	DG Investment Intermediate Holdings 2, Inc.
162,684	0.000%, 03/17/2028(g)	162,125
37,316	0.000%, 03/17/2028(g)	37,188

Principal Amount^		Value
	Diamond (BC) B.V.
$97,481	3.109%, 09/06/2024(c) 1 mo. LIBOR + 3.000%	$97,147
	DiversiTech Holdings, Inc.
99,744	4.250%, 06/03/2024(c) 3 mo. LIBOR + 3.250%	99,432
	DXP Enterprises, Inc.
99,750	5.750%, 12/16/2027(c) 1 mo. LIBOR + 4.750%	99,999
	Eastern Power LLC
655,346	4.750%, 10/02/2025(c) 3 mo. LIBOR + 3.750%	619,754
	Emerald TopCo, Inc.
89,087	3.712%, 07/24/2026(c) 3 mo. LIBOR + 3.500%	88,419
	Entrans International LLC
20,000	0.000%, 11/01/2024(g)	19,600
69,000	6.109%, 11/01/2024(c) 1 mo. LIBOR + 6.000%	67,620
	EyeCare Partners LLC
80,023	3.859%, 02/18/2027(c) 1 mo. LIBOR + 3.750%	79,396
18,919	3.859%, 02/18/2027(c) 1 mo. LIBOR + 3.750%	18,771
	First Brands
100,000	0.000%, 03/30/2027(g)	100,125
	Fluid-Flow Products, Inc.
36,000	0.000%, 03/16/2028(g)	35,843
164,000	0.000%, 03/16/2028(g)	163,282
	Franchise Group Intermediate Holdco LLC
100,000	5.500%, 03/10/2026(c) 3 mo. LIBOR + 4.750%	100,250
	GrafTech Finance, Inc.
41,161	3.500%, 02/12/2025(c) 1 mo. LIBOR + 3.000%	41,225
	GT Polaris, Inc.
99,750	5.000%, 09/24/2027(c) 3 mo. LIBOR + 4.000%	99,825
	Hamilton Projects Acquiror LLC
139,050	5.750%, 06/17/2027(c) 3 mo. LIBOR + 4.750%	139,832
	HC Group Holdings II, Inc.
199,495	3.859%, 08/06/2026(c) 1 mo. LIBOR + 3.750%	198,965
	Help At Home, Inc.
90,000	6.000%, 10/29/2027(c) 3 mo. LIBOR + 5.000%	90,450
	Higginbotham Insurance Agency, Inc.
78,035	6.500%, 11/25/2026(c) 1 mo. LIBOR + 5.750%	76,864
	IBC Capital Ltd.
79,684	3.940%, 09/11/2023(c) 3 mo. LIBOR + 3.750%	79,186
	Illuminate Buyer LLC
49,875	3.609%, 06/30/2027(c) 1 mo. LIBOR + 3.500%	49,719
	Ilpea Parent, Inc.
700,000	5.750%, 03/02/2023(c) 1 mo. LIBOR + 4.750%	699,562
	Jefferies Finance LLC
49,750	4.500%, 09/30/2027(c) 1 mo. LIBOR + 3.750%	49,439

PartnerSelect High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2021 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
	JetBlue Airways Corp.
$48,125	6.250%, 06/17/2024(c) 3 mo. LIBOR + 5.250%	$49,358
	Kronos Acquisition Holdings Inc.
109,163	4.250%, 12/22/2026(c) 3 mo. LIBOR + 3.750%	107,749
	LSF11 Skyscraper Holdco S.A.R.L.
100,000	0.000%, 09/29/2027(g)	100,000
	LTI Holdings, Inc.
97,500	3.609%, 09/06/2025(c) 1 mo. LIBOR + 3.500%	96,210
	Mavis Tire Express Services Corp.
129,675	5.000%, 03/20/2025(c) 1 mo. LIBOR + 4.000%	129,635
	MB2 Dental Solutions LLC
4,187	8.250%, 01/29/2027(c) 3 mo. LIBOR + 1.000%	4,145
110,645	7.000%, 01/29/2027(c) 3 mo. LIBOR + 6.000%	108,494
	McGraw-Hill Global Education Holdings LLC
100,000	5.750%, 11/01/2024(c) 3 mo. LIBOR + 4.750%	100,042
	MDVIP, Inc.
99,742	5.250%, 11/14/2024(c) 1 mo. LIBOR + 4.250%	99,618
	Mileage Plus Holdings LLC
100,000	6.250%, 06/21/2027(c) 3 mo. LIBOR + 5.250%	106,414
	MMM Holdings, Inc.
733,924	6.750%, 12/24/2026(c) 3 mo. LIBOR + 5.750%	735,758
	Moran Foods LLC
11,264	8.000%, 04/01/2024(c) 3 mo. LIBOR + 7.000%	11,771
13,812	11.750%, 10/01/2024(c) 3 mo. LIBOR + 10.750%	12,086
	NA Rail Hold Co. LLC
99,497	4.703%, 10/19/2026(c) 3 mo. LIBOR + 4.500%	100,368
	National Mentor Holdings, Inc.
90,000	4.500%, 02/18/2028(c) 3 mo. LIBOR + 3.750%	89,561
	NFP Corp.
48,870	3.359%, 02/15/2027(c) 1 mo. LIBOR + 3.250%	48,217
	NIC Acquisition Corp.
200,000	4.500%, 12/29/2027(c) 6 mo. LIBOR + 3.750%	200,334
	NorthRiver Midstream Finance L.P.
585,244	3.488%, 10/01/2025(c) 3 mo. LIBOR + 3.250%	578,160
	Packaging Coordinators Midco, Inc.
100,000	4.500%, 11/30/2027(c) 3 mo. LIBOR + 3.750%	100,078
	Packers Holdings LLC
100,000	4.000%, 03/09/2028(c) 3 mo. LIBOR + 3.250%	99,042
	PAI Holdco, Inc.
100,000	5.000%, 10/28/2027(c) 3 mo. LIBOR + 4.000%	100,469
	Park River Holdings, Inc.
200,000	4.000%, 12/28/2027(c) 3 mo. LIBOR + 3.250%	199,172

Principal Amount^		Value
	Pelican Products, Inc.
$79,338	4.500%, 05/01/2025(c) 3 mo. LIBOR + 3.500%	$78,768
	Peraton Holding Corp.
63,767	0.000%, 02/01/2028(g)	63,873
36,233	4.500%, 02/01/2028(c) 3 mo. LIBOR + 3.750%	36,294
	PetVet Care Centers LLC
199,040	4.250%, 02/14/2025(c) 1 mo. LIBOR + 3.500%	198,866
119,549	4.250%, 02/14/2025(c) 1 mo. LIBOR + 3.500%	119,445
	Planview Parent, Inc.
20,000	4.750%, 12/17/2027(c) 3 mo. LIBOR + 4.000%	20,021
79,750	4.750%, 12/17/2027(c) 3 mo. LIBOR + 4.000%	79,833
	Playpower, Inc.
95,346	5.699%, 05/08/2026(c) 3 mo. LIBOR + 5.500%	94,273
	PQ Corp.
38,637	4.000%, 02/07/2027(c) 3 mo. LIBOR + 3.000%	38,737
	Project Ruby Ultimate Parent Corp.
100,000	4.000%, 03/03/2028(c) 3 mo. LIBOR + 3.250%	99,750
	Protective Industrial Products, Inc.
200,000	4.750%, 01/20/2028(c) 1 mo. LIBOR + 4.000%	200,084
	Provation Software Group, Inc.
100,000	5.500%, 12/22/2027(c) 6 mo. LIBOR + 4.750%	99,000
	Quirch Foods Holdings LLC
100,000	6.250%, 10/19/2027(c) 3 mo. LIBOR + 5.250%	100,813
	RCP Vega, Inc.
89,320	4.859%, 04/30/2026(c) 1 mo. LIBOR + 4.750%	88,650
	RealPage, Inc.
100,000	0.000%, 02/17/2028(g)	99,667
	RS Ivy Holdco, Inc.
99,750	6.500%, 12/23/2027(c) 3 mo. LIBOR + 5.500%	100,124
	Samsonite International S.A.
148,875	5.500%, 04/25/2025(c) 1 mo. LIBOR + 4.500%	150,271
	SCP Eye Care Services LLC
85,227	5.250%, 03/15/2028(c) 6 mo. LIBOR + 4.500%	85,334
	ScribeAmerica Intermediate Holdco LLC
48,619	4.609%, 04/03/2025(c) 1 mo. LIBOR + 4.500%	46,674
	Service Logic Acquisition, Inc.
2,687	4.159%-4.750%, 10/29/2027(c) 3 mo. LIBOR + 4.000%	2,690
77,612	4.750%, 10/29/2027(c) 3 mo. LIBOR + 4.000%	77,709
	SkyMiles IP Ltd.
265,000	0.000%, 10/20/2027(g)	278,647
	Southern Veterinary Partners LLC
87,659	5.000%, 10/05/2027(c) 6 mo. LIBOR + 4.000%	88,015

PartnerSelect High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2021 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
	SP PF Buyer LLC
$149,618	4.615%, 12/22/2025(c) 1 mo. LIBOR + 4.500%	$144,880
	Syndigo LLC
150,000	5.250%, 12/15/2027(c) 3 mo. LIBOR + 4.500%	150,375
	System One Holdings LLC
120,000	0.000%, 03/02/2028(g)	120,600
605,000	5.250%, 03/02/2028(c) 3 mo. LIBOR + 4.500%	608,025
	Teneo Holdings LLC
50,000	0.000%, 07/11/2025(g)	50,044
49,250	6.250%, 07/11/2025(c) 1 mo. LIBOR + 5.250%	49,293
	Thoughtworks, Inc.
100,000	3.750%, 03/23/2028(c) 3 mo. LIBOR + 3.250%	99,917
	Tibco Software, Inc.
99,250	3.860%, 06/30/2026(c) 1 mo. LIBOR + 3.750%	98,195
	Tivity Health, Inc.
314,716	5.359%, 03/06/2026(c) 1 mo. LIBOR + 5.250%	314,667
	TransDigm, Inc.
98,997	2.359%, 05/30/2025(c) 1 mo. LIBOR + 2.250%	97,122
	TricorBraun Holdings, Inc.
612	0.000%, 03/03/2028(g)	607
612	3.750%, 03/03/2028(c) 3 mo. LIBOR + 3.250%	607
81,637	3.750%, 03/03/2028(c) 3 mo. LIBOR + 3.250%	80,974
	Triton Water Holdings, Inc.
100,000	0.000%, 03/31/2028(g)	99,742
	Truck Hero, Inc.
100,000	4.500%, 01/31/2028(c) 1 mo. LIBOR + 3.750%	99,910
	TVC Albany, Inc.
97,500	3.610%, 07/23/2025(c) 1 mo. LIBOR + 3.500%	96,982
	UGI Energy Services LLC
235,800	3.859%, 08/13/2026(c) 1 mo. LIBOR + 3.750%	235,653
	USI, Inc.
49,875	3.453%, 12/02/2026(c) 3 mo. LIBOR + 3.250%	49,456
	Venture Global Calcasieu Pass LLC
56,139	2.481%-2.486%, 08/19/2026(c) 1 mo. LIBOR + 2.375%	53,052
	Vertical Midco GmbH
99,699	4.478%, 07/30/2027(c) 6 mo. LIBOR + 4.250%	100,067
	Women’s Care Enterprises LLC
200,000	5.250%, 01/15/2028(c) 3 mo. LIBOR + 4.500%	200,583
	Wrench Group LLC
99,750	5.500%, 04/30/2026(c) 3 mo. LIBOR + 4.500%	100,373
	Xplornet Communications, Inc.
148,875	4.859%, 06/10/2027(c) 1 mo. LIBOR + 4.750%	149,166

Principal Amount^		Value
	Yak Access LLC
$100,000	10.191%, 07/10/2026(c) 3 mo. LIBOR + 10.000%	$82,313
	Zep Inc.
49,742	5.000%, 08/12/2024(c) 3 mo. LIBOR + 4.000%	49,346

TOTAL BANK LOANS (Cost $18,266,959)		18,380,227

CORPORATE BONDS: 37.1%
Basic Materials: 0.9%
	Alcoa Nederland Holding B.V.
200,000	5.500%, 12/15/2027(b)(h)	215,530
	Carpenter Technology Corp.
75,000	6.375%, 07/15/2028	80,644
	Clearwater Paper Corp.
50,000	4.750%, 08/15/2028(b)	50,469
	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
50,000	9.000%, 07/01/2028(b)	56,327
	INEOS Quattro Finance 2 Plc
200,000	3.375%, 01/15/2026(b)	200,250
	Kaiser Aluminum Corp.
50,000	6.500%, 05/01/2025(b)	53,110
	Minerals Technologies, Inc.
75,000	5.000%, 07/01/2028(b)	77,531
	Valvoline, Inc.
100,000	3.625%, 06/15/2031(b)	96,875

		830,736

Communications: 2.0%
	Altice France S.A.
200,000	5.125%, 01/15/2029(b)(h)	202,875
	AMC Networks, Inc.
50,000	4.250%, 02/15/2029	48,687
	CCO Holdings LLC / CCO Holdings Capital Corp.
85,000	4.250%, 02/01/2031(b)	85,295
	Houghton Mifflin Harcourt Publishers, Inc.
50,000	9.000%, 02/15/2025(b)	53,625
	Lamar Media Corp.
30,000	4.875%, 01/15/2029	31,463
	LCPR Senior Secured Financing DAC
200,000	5.125%, 07/15/2029(b)	204,024
	Level 3 Financing, Inc.
200,000	4.250%, 07/01/2028(b)	202,462
	Match Group, Inc.
50,000	4.625%, 06/01/2028(b)	51,182
	McGraw Hill LLC / McGraw-Hill Global Education Finance, Inc.
50,000	8.000%, 11/30/2024(b)	50,565
	QualityTech L.P. / QTS Finance Corp.
50,000	3.875%, 10/01/2028(b)	49,812
	Radiate Holdco LLC / Radiate Finance, Inc.
100,000	4.500%, 09/15/2026(b)	101,375
	Switch Ltd.
100,000	3.750%, 09/15/2028(b)	98,659

PartnerSelect High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2021 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Communications (continued)
	T-Mobile USA, Inc.
$100,000	3.500%, 04/15/2031	$101,030
	TEGNA, Inc.
260,000	5.000%, 09/15/2029	270,062
	ViacomCBS, Inc.
60,000	4.950%, 05/19/2050	70,302
	Virgin Media Vendor Financing Notes IV DAC
200,000	5.000%, 07/15/2028(b)	203,926

		1,825,344

Consumer, Cyclical: 3.9%
	1011778 BC ULC / New Red Finance, Inc.
100,000	4.000%, 10/15/2030(b)	96,625
	Air Canada Pass Through Trust
25,000	Series 2020-2-A 5.250%, 04/01/2029(b)	26,924
	Aramark Services, Inc.
100,000	6.375%, 05/01/2025(b)(h)	106,125
5,000	5.000%, 02/01/2028(b)	5,195
	Boyd Gaming Corp.
25,000	8.625%, 06/01/2025(b)	27,831
	Boyne USA, Inc.
50,000	7.250%, 05/01/2025(b)	52,131
	CD&R Smokey Buyer, Inc.
25,000	6.750%, 07/15/2025(b)	26,844
	Cedar Fair L.P. / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Corp.
50,000	5.500%, 05/01/2025(b)	52,607
	Clarios Global L.P. / Clarios US Finance Co.
10,000	8.500%, 05/15/2027(b)	10,784
	Crocs, Inc.
100,000	4.250%, 03/15/2029(b)	98,051
	Delta Air Lines, Inc.
270,000	7.000%, 05/01/2025(b)(h)	311,144
	Delta Air Lines, Inc. / SkyMiles IP Ltd.
150,000	4.750%, 10/20/2028(b)(h)	163,163
	Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
205,000	5.750%, 01/20/2026(b)	218,130
	Hilton Domestic Operating Co., Inc.
150,000	4.000%, 05/01/2031(b)	150,281
50,000	3.625%, 02/15/2032(b)	48,593
	Hyatt Hotels Corp.
95,000	5.750%, 04/23/2030	111,088
	JB Poindexter & Co., Inc.
75,000	7.125%, 04/15/2026(b)	79,406
	JetBlue Pass Through Trust
70,000	Series 2020-1-A 4.000%, 11/15/2032	75,734
	Lithia Motors, Inc.
50,000	4.375%, 01/15/2031(b)	51,991
	Live Nation Entertainment, Inc.
100,000	6.500%, 05/15/2027(b)	111,005
	Marriott International, Inc.
70,000	4.625%, 06/15/2030	78,344
130,000	2.850%, 04/15/2031	127,858

Principal Amount^		Value
Consumer, Cyclical (continued)
$50,000	3.500%, 10/15/2032	$51,729
	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
100,000	6.500%, 06/20/2027(b)	109,625
	Murphy Oil USA, Inc.
175,000	3.750%, 02/15/2031(b)	172,340
	Nordstrom, Inc.
160,000	4.375%, 04/01/2030	163,485
	Performance Food Group, Inc.
50,000	6.875%, 05/01/2025(b)	53,469
	PetSmart, Inc. / PetSmart Finance Corp.
250,000	4.750%, 02/15/2028(b)(h)	256,515
	Powdr Corp.
25,000	6.000%, 08/01/2025(b)	26,440
	Scotts Miracle-Gro Co. (The)
50,000	4.000%, 04/01/2031(b)	49,394
	Six Flags Theme Parks, Inc.
55,000	7.000%, 07/01/2025(b)	59,625
	Suburban Propane Partners L.P. / Suburban Energy Finance Corp.
25,000	5.750%, 03/01/2025	25,497
	Superior Plus L.P. / Superior General Partner, Inc.
100,000	4.500%, 03/15/2029(b)	101,270
	Tempur Sealy International, Inc.
50,000	4.000%, 04/15/2029(b)	49,875
	Walgreens Boots Alliance, Inc.
50,000	4.100%, 04/15/2050	50,618
	Williams Scotsman International, Inc.
54,000	4.625%, 08/15/2028(b)	55,046
	Wolverine World Wide, Inc.
100,000	6.375%, 05/15/2025(b)	106,750
	Yum! Brands, Inc.
100,000	4.625%, 01/31/2032(f)	102,354

		3,463,886

Consumer, Non-cyclical: 3.5%
	Acadia Healthcare Co., Inc.
50,000	5.500%, 07/01/2028(b)	52,731
	Altria Group, Inc.
10,000	4.450%, 05/06/2050	10,358
	Avantor Funding, Inc.
75,000	4.625%, 07/15/2028(b)	78,421
	Carriage Services, Inc.
60,000	6.625%, 06/01/2026(b)	63,214
	Central Garden & Pet Co.
125,000	4.125%, 10/15/2030	126,484
	Charles River Laboratories International, Inc.
100,000	4.000%, 03/15/2031(b)	101,780
	CPI CG, Inc.
100,000	8.625%, 03/15/2026(b)	105,029
	CVS Pass-Through Trust
146,099	5.926%, 01/10/2034(b)	168,485
	DaVita, Inc.
160,000	4.625%, 06/01/2030(b)	162,944
	Endo Luxembourg Finance Co. I Sarl / Endo US, Inc.
100,000	6.125%, 04/01/2029(b)	101,147
	FAGE International S.A. / FAGE USA Dairy Industry, Inc.
200,000	5.625%, 08/15/2026(b)(h)	206,750

PartnerSelect High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2021 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Consumer, Non-cyclical (continued)
	KeHE Distributors LLC / KeHE Finance Corp.
$9,000	8.625%, 10/15/2026(b)	$10,034
	Kraft Heinz Foods Co.
50,000	5.000%, 06/04/2042	56,214
80,000	4.375%, 06/01/2046	83,599
25,000	4.875%, 10/01/2049	28,029
	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
50,000	7.000%, 12/31/2027(b)	47,981
	Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer, Inc.
200,000	5.000%, 02/01/2026(b)	203,750
	MEDNAX, Inc.
500,000	6.250%, 01/15/2027(b)	535,285
	Nathan’s Famous, Inc.
50,000	6.625%, 11/01/2025(b)	51,500
	Nielsen Finance LLC / Nielsen Finance Co.
150,000	5.625%, 10/01/2028(b)	157,969
	Post Holdings, Inc.
100,000	4.500%, 09/15/2031(b)	99,025
	Prestige Brands, Inc.
100,000	3.750%, 04/01/2031(b)	95,625
	Prime Security Services Borrower LLC / Prime Finance, Inc.
75,000	5.750%, 04/15/2026(b)	81,036
	Rent-A-Center, Inc.
100,000	6.375%, 02/15/2029(b)	106,250
	Sabre GLBL, Inc.
50,000	9.250%, 04/15/2025(b)	59,687
75,000	7.375%, 09/01/2025(b)	81,844
	Sotheby’s
50,000	7.375%, 10/15/2027(b)	54,152
	Spectrum Brands, Inc.
50,000	5.500%, 07/15/2030(b)	53,594
	Tenet Healthcare Corp.
25,000	4.625%, 06/15/2028(b)	25,656
	US Foods, Inc.
100,000	6.250%, 04/15/2025(b)	107,333
50,000	4.750%, 02/15/2029(b)	50,062

		3,165,968

Energy: 4.7%
	Apache Corp.
235,000	4.625%, 11/15/2025	242,414
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
10,000	4.486%, 05/01/2030	11,397
	BP Capital Markets Plc
250,000	4.875%, 03/22/2030(a)(e) 5 year CMT + 4.398%	268,438
	Cheniere Corpus Christi Holdings LLC
100,000	3.520%, 12/31/2039	95,182
	Enable Midstream Partners L.P.
605,000	4.150%, 09/15/2029	629,608
	Energy Transfer Operating L.P.
500,000	6.250%, 02/15/2023(a)(e) 3 mo. USD LIBOR + 4.028%	408,850

Principal Amount^		Value
Energy (continued)
	EnLink Midstream LLC
$245,000	5.625%, 01/15/2028(b)	$237,370
	EnLink Midstream Partners L.P.
345,000	4.150%, 06/01/2025	338,172
	Global Partners L.P. / GLP Finance Corp.
50,000	7.000%, 08/01/2027	52,844
25,000	6.875%, 01/15/2029	26,878
	Harvest Midstream I L.P.
500,000	7.500%, 09/01/2028(b)	538,600
	Midwest Connector Capital Co. LLC
79,000	4.625%, 04/01/2029(b)	80,166
	Northriver Midstream Finance L.P.
125,000	5.625%, 02/15/2026(b)	130,172
	NuStar Logistics L.P.
100,000	6.375%, 10/01/2030	108,188
	Occidental Petroleum Corp.
405,000	2.900%, 08/15/2024	401,015
285,000	5.500%, 12/01/2025	301,242
100,000	7.875%, 09/15/2031	117,750
	Ovintiv Exploration, Inc.
210,000	5.625%, 07/01/2024	231,012
	Rattler Midstream L.P.
25,000	5.625%, 07/15/2025(b)	26,150

		4,245,448

Financial: 17.6%
	Aegon N.V.
500,000	5.500%, 04/11/2048(e) 6 mo. USD LIBOR + 3.540%	562,967
	Alliance Data Systems Corp.
375,000	4.750%, 12/15/2024(b)	385,547
	American Equity Investment Life Holding Co.
25,000	5.000%, 06/15/2027	27,801
	AmWINS Group, Inc.
100,000	7.750%, 07/01/2026(b)	107,356
	Apollo Management Holdings L.P.
700,000	4.950%, 01/14/2050(b)(e) 5 year CMT + 3.266%	721,875
	Ascot Group Ltd.
330,000	4.250%, 12/15/2030(b)	343,002
	Avolon Holdings Funding Ltd.
120,000	3.950%, 07/01/2024(b)	125,518
205,000	5.500%, 01/15/2026(b)	226,960
	AXIS Specialty Finance LLC
400,000	4.900%, 01/15/2040(e) 5 year CMT + 3.186%	410,500
	Bank of New York Mellon Corp. (The)
30,000	4.700%, 09/20/2025(a)(e) 5 year CMT + 4.358%	32,579
	Brazilian Merchant Voucher Receivables Ltd.
200,000	1.000%, 04/07/2028	213,781
	Business Development Corp. of America
375,000	4.750%, 12/30/2022(b)	375,134
225,000	4.850%, 12/15/2024(b)	227,645
	Charles Schwab Corp. (The)
100,000	5.375%, 06/01/2025(a)(e) 5 year CMT + 4.971%	111,100

PartnerSelect High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2021 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Financial (continued)
$100,000	4.000%, 12/01/2030(a)(e) 10 year CMT + 3.079%	$98,290
	CION Investment Corp.
230,000	4.500%, 02/11/2026	225,301
	Citigroup, Inc.
100,000	4.000%, 12/10/2025(a)(e) 5 year CMT + 3.597%	101,225
150,000	3.875%, 02/18/2026(a)(e) 5 year CMT + 3.417%	149,675
	Credit Acceptance Corp.
535,000	6.625%, 03/15/2026	564,425
	Cushman & Wakefield US Borrower LLC
150,000	6.750%, 05/15/2028(b)	162,656
	Drawbridge Special Opportunities Fund L.P. / Drawbridge Special Opportunities Fin
710,000	3.875%, 02/15/2026(b)	728,764
	Enstar Finance LLC
200,000	5.750%, 09/01/2040(e) 5 year CMT + 5.468%	210,250
	Enstar Group Ltd.
300,000	4.950%, 06/01/2029	336,225
	Equitable Holdings, Inc.
150,000	4.950%, 09/15/2025(a)(e) 5 year CMT + 4.736%	159,000
	Fairfax India Holdings Corp.
570,000	5.000%, 02/26/2028(b)	566,437
	Fidelis Insurance Holdings Ltd.
630,000	6.625%, 04/01/2041(b)(e) 5 year CMT + 6.323%	628,798
	Gladstone Capital Corp.
545,000	5.125%, 01/31/2026	573,612
	GLP Capital L.P. / GLP Financing II, Inc.
50,000	5.300%, 01/15/2029	56,193
140,000	4.000%, 01/15/2031	144,949
	Home Point Capital, Inc.
200,000	5.000%, 02/01/2026(b)	198,250
	Host Hotels & Resorts L.P.
150,000	3.500%, 09/15/2030(h)	150,381
	Hunt Cos., Inc.
100,000	5.250%, 04/15/2029(b)	100,000
	Iron Mountain, Inc.
25,000	4.500%, 02/15/2031(b)	24,746
150,000	5.625%, 07/15/2032(b)	156,955
	Kennedy-Wilson, Inc.
100,000	5.000%, 03/01/2031	101,400
	Kuvare US Holdings, Inc.
100,000	7.000%, 02/17/2051(b)(e) 5 year CMT + 6.541%	102,271
	Liberty Mutual Group, Inc.
220,000	4.300%, 02/01/2061(b)	198,076
	LPL Holdings, Inc.
150,000	4.000%, 03/15/2029(b)	151,313
	Markel Corp.
210,000	6.000%, 06/01/2025(a)(e) 5 year CMT + 5.662%	228,638
	MetLife, Inc.
70,000	3.850%, 09/15/2025(a)(e) 5 year CMT + 3.576%	72,450
	Nationwide Mutual Insurance Co.
130,000	4.350%, 04/30/2050(b)(h)	136,403

Principal Amount^		Value
Financial (continued)
	NFP Corp.
$100,000	7.000%, 05/15/2025(b)	$107,625
100,000	6.875%, 08/15/2028(b)	103,985
	OFS Capital Corp.
620,000	4.750%, 02/10/2026	630,056
	OneAmerica Financial Partners, Inc.
70,000	4.250%, 10/15/2050(b)	67,613
	OneMain Finance Corp.
100,000	4.000%, 09/15/2030	97,375
	Owl Rock Technology Finance Corp.
475,000	6.750%, 06/30/2025(b)	536,767
	Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc.
440,000	6.375%, 12/15/2022(b)	448,059
	PartnerRe Finance B LLC
615,000	4.500%, 10/01/2050(e) 5 year CMT + 3.815%	627,450
	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc.
150,000	3.875%, 03/01/2031(b)	145,125
	Scentre Group Trust
610,000	5.125%, 09/24/2080(b)(e) 5 year CMT + 4.685%	635,437
	Sirius International Group Ltd.
700,000	4.600%, 11/01/2026(b)	711,812
	Stellus Capital Investment Corp.
425,000	4.875%, 03/30/2026	435,763
	United Insurance Holdings Corp.
530,000	6.250%, 12/15/2027	540,715
	United Shore Financial Services LLC
100,000	5.500%, 11/15/2025(b)	104,375
	United Wholesale Mortgage LLC
100,000	5.500%, 04/15/2029(b)	100,000
	Wells Fargo & Co.
100,000	3.900%, 03/15/2026(a)(e) 5 year CMT + 3.453%	101,053
	Wilton RE Ltd.
250,000	6.000%, 10/22/2030(a)(b)(e) 5 year CMT + 5.266%	245,682

		15,837,340

Industrial: 1.9%
	Arcosa, Inc.
100,000	4.375%, 04/15/2029(b)	100,000
	Boeing Co. (The)
200,000	5.150%, 05/01/2030(h)	230,275
100,000	5.705%, 05/01/2040	122,337
100,000	5.805%, 05/01/2050(h)	126,394
	Cleaver-Brooks, Inc.
100,000	7.875%, 03/01/2023(b)	98,364
	Flowserve Corp.
60,000	3.500%, 10/01/2030	61,057
	GrafTech Finance, Inc.
125,000	4.625%, 12/15/2028(b)	125,860
	Great Lakes Dredge & Dock Corp.
50,000	8.000%, 05/15/2022	50,500
	Grinding Media, Inc. / Moly-Cop AltaSteel Ltd.
50,000	7.375%, 12/15/2023(b)	50,875
	Harsco Corp.
125,000	5.750%, 07/31/2027(b)	128,203
	Howmet Aerospace, Inc.
25,000	6.875%, 05/01/2025	29,000

PartnerSelect High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2021 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Industrial (continued)
	James Hardie International Finance DAC
$215,000	5.000%, 01/15/2028(b)	$227,900
	Mauser Packaging Solutions Holding Co.
50,000	8.500%, 04/15/2024(b)	52,000
	New Enterprise Stone & Lime Co., Inc.
75,000	9.750%, 07/15/2028(b)	84,375
	PowerTeam Services LLC
110,000	9.033%, 12/04/2025(b)	122,408
	Standard Industries, Inc.
50,000	4.375%, 07/15/2030(b)	50,527
25,000	3.375%, 01/15/2031(b)	23,719
	TopBuild Corp.
50,000	3.625%, 03/15/2029(b)	49,500

		1,733,294

Technology: 1.1%
	AMS AG
265,000	7.000%, 07/31/2025(b)	284,461
	Boxer Parent Co., Inc.
50,000	7.125%, 10/02/2025(b)	53,697
	Brunello Bidco SpA
100,000 (EUR)	3.750%, 02/15/2028(b)(c) 3 mo. EURIBOR + 3.750%	117,576
	BY Crown Parent LLC / BY Bond Finance, Inc.
50,000	4.250%, 01/31/2026(b)	51,750
	CDK Global, Inc.
50,000	5.250%, 05/15/2029(b)	53,688
	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
25,000	5.750%, 03/01/2025(b)	25,515
	NCR Corp.
50,000	8.125%, 04/15/2025(b)	54,875
100,000	5.250%, 10/01/2030(b)	101,450
	Playtika Holding Corp.
100,000	4.250%, 03/15/2029(b)	98,707
	Twilio, Inc.
100,000	3.875%, 03/15/2031	102,386

		944,105

Utilities: 1.5%
	Clearway Energy Operating LLC
100,000	3.750%, 02/15/2031(b)	96,159
	Edison International
700,000	5.375%, 03/15/2026(a)(e) 5 year CMT + 4.698%	714,000
	Terraform Global Operating LLC
25,000	6.125%, 03/01/2026(b)	25,714
	Vistra Operations Co. LLC
535,000	5.000%, 07/31/2027(b)	552,281

		1,388,154

TOTAL CORPORATE BONDS (Cost $32,332,482)		33,434,275

Principal Amount^		Value
GOVERNMENT SECURITIES & AGENCY ISSUE: 16.6%
	United States Treasury Note
$2,000,000	2.625%, 06/15/2021	$2,010,567
1,900,000	2.750%, 09/15/2021	1,923,169
2,600,000	2.625%, 12/15/2021	2,647,007
1,900,000	2.375%, 03/15/2022	1,941,376
2,500,000	1.750%, 06/15/2022(i)	2,549,805
2,000,000	1.500%, 09/15/2022(i)	2,040,156
1,800,000	1.625%, 12/15/2022	1,845,668

TOTAL GOVERNMENT SECURITIES & AGENCY ISSUE (Cost $14,795,818)		14,957,748

MORTGAGE-BACKED SECURITIES: 4.6%
	ACRE Commercial Mortgage Ltd.
250,000	Series 2021-FL4-D 2.708%, 12/18/2037(b)(c) 1 mo. USD LIBOR + 2.600%	247,818
	Alternative Loan Trust
165,198	Series 2007-OA4-A1 0.279%, 05/25/2047(c) 1 mo. USD LIBOR + 0.170%	157,004
169,690	Series 2007-OA7-A1A 0.289%, 05/25/2047(c) 1 mo. USD LIBOR + 0.180%	162,294
	BX Commercial Mortgage Trust
235,128	Series 2019-XL-F 2.106%, 10/15/2036(b)(c) 1 mo. USD LIBOR + 2.000%	235,431
235,128	Series 2019-XL-G 2.406%, 10/15/2036(b)(c) 1 mo. USD LIBOR + 2.300%	235,481
	BXMT Ltd.
250,000	Series 2020-FL2-D 2.058%, 02/16/2037(b)(c) 1 mo. USD LIBOR + 1.950%	247,816
100,000	Series 2020-FL3-D 2.908%, 03/15/2037(b)(c) 1 mo. USD LIBOR + 2.800%	99,929
	Cascade Funding Mortgage Trust
238,352	Series 2018-RM2-A 4.000%, 10/25/2068(b)(e)	248,894
	CD Mortgage Trust
1,010,512	Series 2017-CD4-XA 1.289%, 05/10/2050(e)(j)	55,938
	CGMS Commercial Mortgage Trust
260,000	Series 2017-MDRC-E 3.506%, 07/15/2030(b)(c) 1 mo. USD LIBOR + 3.400%	238,067
	Credit Suisse Mortgage-Backed Trust
480,000	Series 2018-SITE-C 4.782%, 04/15/2036(b)(e)	471,437
	Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2,823,457	Series 2015-R1-XA1 0.700%, 11/25/2055(b)(e)(j)	187,303
4,513,055	Series 2015-R1-XA3 0.700%, 11/25/2052(b)(e)(j)	257,295

PartnerSelect High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2021 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	GPMT Ltd.
$200,000	Series 2018-FL1-C 2.260%, 11/19/2035(b)(c) 1 mo. USD LIBOR + 2.150%	$199,028
	GS Mortgage Securities Corp. Trust
250,000	Series 2020-DUNE-E 2.606%, 12/15/2036(b)(c) 1 mo. USD LIBOR + 2.500%	234,249
250,000	Series 2020-UPTN-E 3.246%, 02/10/2037(b)(e)	236,857
	HarborView Mortgage Loan Trust
291,578	Series 2006-12-2A2A 0.300%, 01/19/2038(c) 1 mo. USD LIBOR + 0.190%	280,021
	JP Morgan Chase Commercial Mortgage Securities Trust
1,766,617	Series 2016-JP2-XA 1.792%, 08/15/2049(e)(j)	133,057
	JPMDB Commercial Mortgage Securities Trust
204,863	Series 2017-C5-XA 0.951%, 03/15/2050(e)(j)	9,041
	Residential Accredit Loans, Inc. Trust
405,792	Series 2006-QO6-A1 0.469%, 06/25/2046(c) 1 mo. USD LIBOR + 0.360%	138,445
	Wells Fargo Commercial Mortgage Trust
941,809	Series 2016-BNK1-XA 1.736%, 08/15/2049(e)(j)	69,304

TOTAL MORTGAGE-BACKED SECURITIES (Cost $4,325,886)		4,144,709

MUNICIPAL BOND: 0.0%
Indiana: 0.0%
	Knox County Industry Economic Development Revenue
5,000	Series B 5.900%, 04/01/2034	5,196

TOTAL MUNICIPAL BOND (Cost $4,689)		5,196

SHORT-TERM INVESTMENTS: 5.3%

Shares
MONEY MARKET FUND: 0.5%
425,355	State Street Institutional Treasury Money Market Fund - Premier Class, 0.010%(k)	425,355

TOTAL MONEY MARKET FUND (Cost $425,355)		425,355

Principal Amount^		Value
REPURCHASE AGREEMENTS: 4.7%
$4,273,640	Fixed Income Clearing Corp. 0.000%, 3/31/2021, due 04/01/2021 [collateral: par value $4,157,300, U.S. Treasury Note, 1.750%, due 12/31/2024, value $4,359,419] (proceeds $4,273,640)	$4,273,640

TREASURY BILLS: 0.1%
	United States Treasury Bill
50,000	0.007%, 04/22/2021(i)(l)	50,000

TOTAL TREASURY BILLS (Cost $49,996)		50,000

TOTAL SHORT-TERM INVESTMENTS (Cost $4,748,991)		4,748,995

TOTAL PURCHASED OPTIONS (Premiums paid $37,075): 0.2%		153,047

TOTAL INVESTMENTS (Cost: $93,527,575): 105.5%		94,980,526

Liabilities in Excess of Other Assets: (5.5)%		(4,962,003)

NET ASSETS: 100.0%		$90,018,523

Percentages are stated as a percent of net assets.
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
L.P.	Limited Partnership
*	Non-Income Producing Security.
^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	Perpetual Call.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.
(c)	Floating Interest Rate at March 31, 2021.
(d)	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at March 31, 2021.
(e)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at March 31, 2021.
(f)	When issued security.
(g)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(h)	All or a portion of the security has been pledged as collateral against open reverse repurchase agreements. As of March 31, 2021 , the market value of securities pledged amounted to $2,105,555.
(i)	Securities with an aggregate fair value of $3,211,992 have been pledged as collateral for options, swaps, and futures positions.
(j)	Interest Only security. Security with a notional or nominal principal amount.
(k)	The rate disclosed is the 7 day net yield as of March 31, 2021.
(l)	The rate shown represents yield-to-maturity.

PartnerSelect High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2021 (Unaudited)(Continued)

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
EUR	Euro
ILS	Israeli New Shekel
USD	U.S. Dollar

UNFUNDED LOAN COMMITMENTS — At March 31, 2021, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following agreementeas:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)
Seaport Financing LLC, 0.000%, 10/31/2023	$100,000	$98,680	$(1,320)
Venture Global Calcasieu Pass LLC, 2.481%, 08/19/2026	43,861	41,449	(2,412)
Higginbotham Insurance Agency, Inc., 1.000%, 11/25/2026	21,965	21,800	(165)
MB2 Dental Solutions LLC, 1.000%, 01/29/2027	35,168	34,816	(352)
Southern Veterinary Partners LLC, 4.000%, 10/5/2027	12,121	12,170	49
Help At Home, Inc., 5.000%, 10/29/2027	10,000	10,050	50
Service Logic Acquisition, Inc., 4.750%, 10/29/2027	19,701	19,726	25
National Mentor Holdings, Inc., 0.500%, 02/18/2028	10,000	9,951	(49)
TricorBraun Holdings, Inc., 0.500%, 03/3/2028	17,751	17,607	(144)
SCP Eye Care Services LLC, 5.250%, 03/15/2028	14,773	14,792	19

TOTAL		$281,041	$(4,299)

The cost basis of investments for federal income tax purposes at March 31, 2021 was as follows*:

Cost of investments	$91,373,177

Gross unrealized appreciation	2,543,640
Gross unrealized depreciation	(838,661)

Net unrealized appreciation	$1,704,979

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

PartnerSelect High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN PURCHASED OPTIONS at March 31, 2021 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
INTEREST RATE SWAPTIONS Call
Two Year Ten Year USD Constant Maturity Swaption	Bank of America N.A.	$0.40	7/29/2022	9,000,000	$9,000,000	$83,236	$20,810	$62,426
Two Year Ten Year USD Constant Maturity Swaption	Goldman Sachs International	0.61	7/29/2022	4,100,000	4,100,000	30,042	5,945	24,097
Two Year Ten Year USD Constant Maturity Swaption	Morgan Stanley & Co.	0.40	7/29/2022	4,300,000	4,300,000	39,769	10,320	29,449

Total Purchased Options						$153,047	$37,075	$115,972

PartnerSelect High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2021 (Unaudited)(Continued)

REVERSE REPURCHASE AGREEMENTS at March 31, 2021 (Unaudited)

Principal Amount		Value
$(142,000)	JPMorgan Chase & Co. 0.300%, 3/10/2021, due 03/10/2022	$(142,000)
(152,000)	JPMorgan Chase & Co. 0.300%, 3/11/2021, due 03/11/2022	(152,000)
(211,000)	JPMorgan Chase & Co. 0.300%, 2/26/2021, due 02/26/2022	(211,000)
(118,000)	Barclays Capital Plc 0.350%, 3/5/2021, due 03/05/2022	(118,000)
(130,799)	BMO Capital Markets Corp. 0.350%, 3/17/2021, due 03/17/2022	(130,799)
(196,650)	BMO Capital Markets Corp. 0.450%, 3/12/2021, due 03/12/2022	(196,650)
(230,906)	BMO Capital Markets Corp. 0.450%, 3/8/2021, due 03/08/2022	(230,906)
(283,167)	BMO Capital Markets Corp. 0.450%, 3/5/2021, due 03/05/2022	(283,167)
(471,588)	BMO Capital Markets Corp. 0.450%, 3/15/2021, due 03/15/2022	(471,588)

TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds $1,936,110)		$(1,936,110)

Securities pledged as collateral against open reverese repurchase agreements are noted in the Schedule of Investments.

PartnerSelect High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at March 31, 2021 (Unaudited)

At March 31, 2021, the Fund had the following forward foreign currency exchange contracts:

						Asset Derivatives	Liability Derivatives
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at March 31, 2021	Fund Delivering	U.S.0 $ Value at March 31, 2021	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	4/30/2021	USD	$29,952	ILS	$30,233	$—	$(281)
	1/31/2022	USD	93,834	ILS	95,260	—	(1,426)
Barclays Bank Plc	4/16/2021	USD	119,938	EUR	117,479	2,459	—
Citibank N.A.	4/30/2021	USD	406,847	ILS	411,175	—	(4,328)
	7/1/2021	BRL	35,132	USD	38,193	—	(3,061)
	7/1/2021	BRL	35,133	USD	38,665	—	(3,532)
Goldman Sachs International	4/30/2021	ILS	318,963	USD	298,557	20,406	—
	4/30/2021	ILS	318,963	USD	298,892	20,071	—
	4/30/2021	USD	94,794	ILS	96,747	—	(1,953)
	4/30/2021	USD	97,471	ILS	99,771	—	(2,300)
	7/30/2021	USD	198,957	EUR	201,668	—	(2,711)
	1/31/2022	ILS	109,549	USD	98,692	10,857	—
	1/31/2022	ILS	109,549	USD	99,610	9,939	—
	1/31/2022	USD	121,980	ILS	123,838	—	(1,858)
JPMorgan Chase Bank N.A.	7/1/2021	USD	95,023	BRL	70,265	24,758	—
	7/30/2021	EUR	415,200	USD	399,948	15,252	—
	7/30/2021	USD	209,309	EUR	213,531	—	(4,222)

			$2,810,594		$2,732,524	$103,742	$(25,672)

SCHEDULE OF INVESTMENTS IN FUTURES CONTRACTS at March 31, 2021 (Unaudited)

Description	Number of Contracts	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts - Short
5YR U.S. Treasury Notes	(26)	$(2,600,000)	$(3,208,359)	6/30/2021	$27,199
10YR U.S. Treasury Notes	(17)	(1,700,000)	(2,225,938)	6/21/2021	52,378

Total Short					$79,577

Total Futures Contracts					$79,577

PartnerSelect High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN WRITTEN OPTIONS at March 31, 2021 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	FairValue	Premiums Received	Unrealized Appreciation/ (Depreciation)
INDEX OPTIONS
Put
Russell 2000 Index	UBS Securities LLC	$2,105.00	4/1/2021	(1)	$(222,152)	$(38)	$(5,819)	$5,781
Russell 2000 Index	UBS Securities LLC	2,205.00	4/1/2021	(1)	(222,152)	(485)	(4,839)	4,354
Russell 2000 Index	UBS Securities LLC	2,110.00	4/9/2021	(1)	(222,152)	(784)	(4,049)	3,265
Russell 2000 Index	UBS Securities LLC	2,135.00	4/9/2021	(2)	(444,304)	(3,450)	(7,238)	3,788
Russell 2000 Index	UBS Securities LLC	2,120.00	4/16/2021	(1)	(222,152)	(4,409)	(4,409)	—
Russell 2000 Index	UBS Securities LLC	2,135.00	4/16/2021	(1)	(222,152)	(2,441)	(4,469)	2,028
Russell 2000 Index	UBS Securities LLC	2,235.00	4/16/2021	(1)	(222,152)	(6,090)	(4,649)	(1,441)
Russell 2000 Index	UBS Securities LLC	2,110.00	4/23/2021	(1)	(222,152)	(2,940)	(5,789)	2,849
Russell 2000 Index	UBS Securities LLC	2,130.00	4/23/2021	(1)	(222,152)	(4,709)	(4,709)	—
Russell 2000 Index	UBS Securities LLC	2,160.00	4/23/2021	(1)	(222,152)	(4,186)	(5,349)	1,163
Russell 2000 Index	UBS Securities LLC	2,170.00	4/30/2021	(1)	(222,152)	(4,960)	(4,959)	(1)
S&P 500 Index	UBS Securities LLC	3,830.00	4/9/2021	(5)	(1,986,945)	(3,200)	(21,780)	18,580
S&P 500 Index	UBS Securities LLC	3,855.00	4/9/2021	(4)	(1,589,556)	(3,308)	(18,996)	15,688
S&P 500 Index	UBS Securities LLC	3,825.00	4/16/2021	(2)	(794,778)	(2,682)	(7,798)	5,116
S&P 500 Index	UBS Securities LLC	3,865.00	4/16/2021	(3)	(1,192,167)	(5,340)	(12,177)	6,837
S&P 500 Index	UBS Securities LLC	3,875.00	4/16/2021	(4)	(1,589,556)	(7,880)	(17,556)	9,676
S&P 500 Index	UBS Securities LLC	3,825.00	4/23/2021	(2)	(794,778)	(4,724)	(9,088)	4,364
S&P 500 Index	UBS Securities LLC	3,840.00	4/23/2021	(2)	(794,778)	(4,680)	(7,138)	2,458
S&P 500 Index	UBS Securities LLC	3,845.00	4/23/2021	(5)	(1,986,945)	(13,300)	(21,843)	8,543
S&P 500 Index	UBS Securities LLC	3,840.00	4/30/2021	(6)	(2,384,334)	(21,000)	(26,633)	5,633
S&P 500 Index	UBS Securities LLC	3,850.00	4/30/2021	(1)	(397,389)	(4,418)	(4,418)	—
S&P 500 Index	UBS Securities LLC	3,875.00	4/30/2021	(2)	(794,778)	(9,714)	(9,714)	—
S&P 500 Index	UBS Securities LLC	3,895.00	5/7/2021	(1)	(397,389)	(4,870)	(4,869)	(1)

Total Written Options						$(119,608)	$(218,288)	$98,680

Litman Gregory Funds Trust

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

The following is a summary of the significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation. The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below. Investments in securities and derivatives traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading. Securities listed on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are valued using the NASDAQ Official Closing Price. Securities traded on an exchange for which there have been no sales are valued at the mean between the closing bid and asked prices. Debt securities maturing within 60 days or less are valued at amortized cost unless the Valuation Committee determines that amortized cost does not represent fair value. Securities for which market prices are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the New York Stock Exchange (“NYSE”), the securities are valued at fair value as determined in good faith by the Managers that selected the security for the Funds’ portfolio and the Trust’s Valuation Committee in accordance with procedures approved by the Board of Trustees (the “Board”). In determining fair value, the Funds take into account all relevant factors and available information. Consequently, the price of the security used by a Fund to calculate its net asset value may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining the fair value of a security. As a result, different mutual funds could reasonably arrive at a different value for the same security. For securities that do not trade during NYSE hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Pricing services are used to obtain closing market prices and to compute certain fair value adjustments utilizing computerized pricing models. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds in accordance with the 1940 Act.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates fair value.

Certain derivatives trade in the over-the-counter market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Senior Term Loans. The Alternative Strategies Fund and the High Income Alternatives Fund may invest in bank debt, which includes interests in loans to companies or their affiliates undertaken to finance a capital restructuring or in connection with recapitalizations, acquisitions, leveraged buyouts, refinancings or other financially leveraged transactions and may include loans which are designed to provide temporary or bridge financing to a borrower pending the sale of identified assets, the arrangement of longer-term loans or the issuance and sale of debt obligations. These loans, which may bear fixed or floating rates, have generally been arranged through private negotiations between a corporate borrower and one or more financial institutions (“Lenders”), including banks. The Alternative Strategies Fund’s and the High Income Alternatives Fund’s investments may be in the form of participations in loans (“Participations”) or of assignments of all or a portion of loans from third parties (“Assignments”).

Unfunded Loan Commitments. The Alternative Strategies Fund and the High Income Alternatives Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the Schedules of Investments.

Short Sales. Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When each Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. In addition, cash and certain investments in securities may be used to collateralize the securities sold short. Each day the securities sold short transaction is open, the liability to replace the borrowed security is marked to market and an unrealized gain or loss is recorded. While the transaction remains open, the Fund may also incur expenses for any dividends or interest which will be paid to the lender of the securities as well as a fee to borrow the delivered security. During the term of the short sale, the value of the securities pledged as collateral on short sales is required to exceed the value of the securities sold short. A gain, limited to the price at which each Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. Each Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

Repurchase Agreements. Each Fund may enter into repurchase agreements through which the Fund acquires a security (the “underlying security”) from a seller, a well-established securities dealer or a bank that is a member of the Federal Reserve System. The bank or securities dealer agrees to repurchase the underlying security at the same price, plus a specified amount of interest, at a later date, generally for a period of less than one week. It is the Trust’s policy that its Custodian takes possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities, including recorded interest, is sufficient to cover the value of the repurchase agreements. The Trust’s policy states that the value of the collateral is at least 102% of the value of the repurchase agreement. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by a Fund may be delayed or limited. At March 31, 2021, the Funds’ ongoing exposure to the economic return on repurchase agreements is shown on the Schedules of Investments in Securities.

Reverse repurchase agreements. The High Income Alternatives Fund may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. The Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. Reverse repurchase agreements outstanding at the end of the period, if any, are shown on the Schedules of Investments. Cash received in exchange for securities transferred under reverse repurchase agreements are reflected as reverse repurchase agreements on the Statements of Assets and Liabilities.

For the period ended March 31, 2021, the High Income Alternatives Fund had outstanding reverse repurchase agreements for 57 days. The average amount of borrowings was $1,059,263 and the average interest rate was 0.43% during the 57 day period.

Foreign Currency Translation. The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when each Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency transactions gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Forward Foreign Currency Exchange Contracts. The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on forward foreign currency exchange contracts. The Funds record realized gains or losses at the time the forward contract is settled. These gains and losses are reflected on the Statements of Operations as realized gain (loss) on forward foreign currency exchange contracts. Counterparties to these forward contracts are major U.S. financial institutions.

Futures Contracts. The Alternative Strategies Fund and the High Income Alternatives Fund invest in financial futures contracts primarily for the purpose of hedging their existing portfolio securities, or securities that the Funds intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. Each Fund recognizes a gain or loss equal to the daily variation margin. If market conditions move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Interest Rate Swaps. During the period ended March 31, 2021, the Alternative Strategies Fund and the High Income Alternatives Fund invested in interest rate swaps. An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the Over the counter (“OTC”) market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, and upfront payments, if any, are recorded as a receivable or payable for variation margin.

Credit Default Swaps. During the period ended March 31, 2021, the Alternative Strategies Fund and the High Income Alternatives Fund entered into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate issuers or indexes or to create exposure to corporate issuers or indexes to which they are not otherwise exposed. In a credit default swap, the protection buyer makes a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation which may be either a single security or a basket of securities issued by corporate or sovereign issuers. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain (for protection written) or loss (for protection sold). In the case of credit default swaps where a Fund is selling protection, the notional amount approximates the maximum loss. For centrally cleared swaps the daily change in valuation, and upfront payments, if any, are recorded as a receivable or payable for variation margin.

Total Return Swaps. Total return swap is the generic name for any non-traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of London Interbank Offered Rate (“LIBOR”) based cash flows. A total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. Total return swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the Statement of Assets and Liabilities. The other leg of the swap, usually LIBOR, is a spread to reflect the non-Statement of Assets and Liabilities nature of the product. No notional amounts are exchanged with total return swaps. The total return receiver assumes the entire economic exposure—that is, both market and credit exposure—to the reference asset. The total return payer—often the owner of the reference obligation—gives up economic exposure to the performance of the reference asset and in return takes on counterparty credit exposure to the total return receiver in the event of a default or fall in value of the reference asset.

Purchasing Put and Call Options. Each Fund may purchase covered “put” and “call” options with respect to securities which are otherwise eligible for purchase by a Fund and with respect to various stock indices subject to certain restrictions. Each Fund will engage in trading of such derivative securities primarily for hedging purposes.

If a Fund purchases a put option, a Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for “American-style” options) or on the option expiration date (for “European-style” options). Purchasing put options may be used as a portfolio investment strategy when a portfolio manager perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If a Fund is holding a stock which it feels has strong fundamentals, but for some reason may be weak in the near term, a Fund may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, a Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put’s strike price and the market price of the underlying security on the date a Fund exercises the put, less transaction costs, will be the amount by which a Fund will be able to hedge against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put’s strike price, the put will expire worthless, representing a loss of the price a Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit a Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

If a Fund purchases a call option, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if a Fund has a short position in the underlying security and the security thereafter increases in price. Each Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If the call option has been purchased to hedge a short position of a Fund in the underlying security and the price of the underlying security thereafter falls, the profit a Fund realizes on the cover of the short position in the security will be reduced by the premium paid for the call option less any amount for which such option may be sold.

Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a “closing sale transaction,” which is accomplished by selling an option of the same series as the option previously purchased. Each Fund generally will purchase only those options for which a Manager believes there is an active secondary market to facilitate closing transactions.

Writing Call Options. Each Fund may write covered call options. A call option is “covered” if a Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a “closing purchase transaction.” This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of a Fund. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

Each Fund will realize a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. Each Fund will realize a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss to a Fund resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

Writing Put Options. Each Fund may write put options. By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire strike price of each option it sells, but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. When the Fund writes a put option, it assumes the risk that it must purchase the underlying instrument at a strike price that may be higher than the market price of the instrument. If there is a broad market decline and the Fund is able to close out its written put options, it may result in substantial losses to the Fund.

Risks of Investing in Options. There are several risks associated with transactions in options on securities. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which a Fund may enter into options transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), with respect to qualification of a Fund as a regulated investment company.

Restricted Securities. A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the Fund. Restricted securities are valued according to the guidelines and procedures adopted by the Funds’ Board of Trustees. As of March 31, 2021, there were no restricted securities held in the Funds.

Illiquid Securities. Each Fund may not invest more than 15% of the value of its net assets in illiquid securities, including restricted securities that are not deemed to be liquid by the Sub-Advisors. The Advisor and the Sub-Advisors will monitor the amount of illiquid securities in a Fund’s portfolio, under the supervision of the Board, to ensure compliance with a Fund’s investment restrictions. In accordance with procedures approved by the Board, these securities may be valued using techniques other than market quotations, and the values established for these securities may be different than what would be produced through the use of another methodology or if they had been priced using market quotations. Illiquid securities and other portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Fair Value of Financial Investments

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, U.S. Treasury inflation protected securities, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Repurchase agreements and reverse repurchase agreements are categorized as Level 2 of the fair value hierarchy.

Financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 1 or Level 2 of the fair value hierarchy.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for each Fund as of March 31, 2021. These assets and liabilities are measured on a recurring basis.

Equity Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$254,470,737	$—	$—	$254,470,737
Preferred Stock	4,579,633	—	—	4,579,633

Total Equity	259,050,370	—	—	259,050,370

Short-Term Investments

Repurchase Agreements	—	12,543,016	—	12,543,016

Total Investments in Securities	$259,050,370	$12,543,016	$—	$271,593,386

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

International Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs		Total
Equity
Common Stocks
Australia	$7,329,639	$—	$—		$7,329,639
Austria	4,758,104	—	—		4,758,104
Belgium	2,751,486	—	—		2,751,486
Bermuda	3,553,185	—	—		3,553,185
Canada	5,843,222	—	—		5,843,222
Cayman Islands	4,906,234	—	—		4,906,234
China	2,709,695	—	—		2,709,695
Denmark	4,675,618	—	—		4,675,618
Finland	7,029,510	—	—		7,029,510
France	59,654,116	—	—		59,654,116
Germany	20,980,222	—	—		20,980,222
Ireland	7,733,520	—	—		7,733,520
Israel	6,145,014	—	—		6,145,014
Japan	46,260,789	—	—		46,260,789
Mexico	7,302,146	—	—		7,302,146
Netherlands	19,343,686	—	—		19,343,686
Norway	2,597,227	—	—		2,597,227
South Africa	4,995,727	—	—		4,995,727
South Korea	1,735,516	—	—		1,735,516
Spain	9,886,384	—	790,225	**	10,676,609
Sweden	26,375,187	—	—		26,375,187
Switzerland	20,263,559	—	—		20,263,559
United Kingdom	51,835,903	—	—		51,835,903

Total Equity	328,665,689	—	790,225	**	329,455,914

Short-Term Investments
Repurchase Agreements	—	7,014,132	—		7,014,132

Total Short-Term Investments	—	7,014,132	—		7,014,132

Total Investments in Securities	$328,665,689	$7,014,132	$790,225	**	$336,470,046

Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	$88,783	$—	$—		$88,783

*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

**	Significant unobservable inputs were used in determining the value of portfolio securities for the International Fund .

Oldfield International Value Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
Brazil	$860,860	$—	$—	$860,860
Finland	351,439	—	—	351,439
France	955,616	—	—	955,616
Germany	3,368,311	—	—	3,368,311
Italy	786,517	—	—	786,517
Japan	4,627,418	—	—	4,627,418
Netherlands	1,135,472	—	—	1,135,472
South Korea	1,378,602	—	—	1,378,602
Sweden	658,135	—	—	658,135

United Kingdom	3,876,908	—	—	3,876,908
Preferred Stock
Germany	919,929	—	—	919,929

Total Equity	18,919,207	—	—	18,919,207

Total Investments in Securities	$18,919,207	$—	$—	$18,919,207

SBH Focused Small Value Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$60,854,294	$—	$—	$60,854,294

Total Equity	60,854,294	—	—	60,854,294

Total Investments in Securities	$60,854,294	$—	$—	$60,854,294

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

Alternative Strategies Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs		Total
Equity(a)
Common Stocks	$456,968,390	$5,808,026	$2,376,593	**	$465,153,009
Preferred Stocks	5,538,563	—	412,621	**	5,951,184
Limited Partnerships	—	—	2,151,802	**	2,151,802

Total Equity	462,506,953	5,808,026	4,941,016	**	473,255,995

Rights/Warrants	24,728	—	—		24,728
Fixed Income
Asset-Backed Securities	—	132,813,721	358,885	**	133,172,606
Bank Loans	—	27,425,522	4,700,689	**	32,126,211
Convertible Bonds	—	19,251,796	—		19,251,796
Corporate Bonds	—	418,575,183	447,467	**	419,022,650
Government Securities & Agency Issue	—	29,445,834	—		29,445,834
Mortgage-Backed Securities	—	222,054,243	423,080	(1)	222,477,323

Total Fixed Income	—	849,566,299	5,930,121	**	855,496,420

Short-Term Investments
Repurchase Agreements	—	133,467,903	—		133,467,903
Treasury Bills	—	33,742,018	—		33,742,018

Total Short-Term Investments	—	167,209,921	—		167,209,921

Purchased Options	537,282	—	—		537,282

Total Investments in Securities	$463,068,963	$1,022,584,246	$10,871,137	**	$1,496,524,346

Fixed Income
Unfunded Loan Commitments	—	71,995	—		71,995

Total Investments in Securities in Assets	$463,068,963	$1,022,656,241	$10,871,137	**	$1,496,596,341

Short Sales
Common Stocks	(83,580,619)	—	—		(83,580,619)
Exchange-Traded Funds	(3,549,624)	—	—		(3,549,624)
Corporate Bonds	—	(774,797)	—		(774,797)

Total Short Sales	(87,130,243)	(774,797)	—		(87,905,040)

Total Investments in Securities in Liabilities	$(87,130,243)	$(774,797)	$—		$(87,905,040)

Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	$722,852	$—	$—		$722,852
Futures	1,517,853	—	—		1,517,853
Swaps - Credit Default	—	(3,399,285)	—		(3,399,285)
Swaps - Total Return	(1,170,528)	14,919	—		(1,155,609)
Written Options	(87,951)	—	—		(87,951)

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.
*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

**	Significant unobservable inputs were used in determining the value of portfolio securities for the Alternative Strategies Fund .
(1)

These securities were priced by a pricing service; however, the Advisor/Sub-Advisor used their fair value procedures based on other available inputs which more accurately reflected the current fair value of these securities.

High Income Alternatives Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$3,079	$—	$—	$3,079
Preferred Stocks	2,156,675	—	—	2,156,675
Closed-End Funds	549,971	—	—	549,971

Total Equity	2,709,725	—	—	2,709,725

Fixed Income
Asset-Backed Securities	—	16,446,604	—	16,446,604
Bank Loans	—	18,380,227	—	18,380,227
Corporate Bonds	—	33,434,275	—	33,434,275
Government Securities & Agency Issue	—	14,957,748	—	14,957,748
Mortgage-Backed Securities	—	4,144,709	—	4,144,709
Municipal Bond	—	5,196	—	5,196

Total Fixed Income	—	87,368,759	—	87,368,759

Short-Term Investments
Money Market Fund	425,355	—	—	425,355
Repurchase Agreements	—	4,273,640	—	4,273,640
Treasury Bills	—	50,000	—	50,000

Total Short-Term Investments	425,355	4,323,640	—	4,748,995

Purchased Options	—	153,047	—	153,047

Total Investments in Securities	$3,135,080	$91,845,446	$—	$94,980,526

Fixed Income
Unfunded Loan Commitments	—	281,041	—	281,041

Total Investments in Securities in Assets	$3,135,080	$92,126,487	$—	$95,261,567

Reverse Repurchase Agreements	—	(1,936,110)	—	(1,936,110)

Total Investments in Securities in Liabilities	$—	$(1,936,110)	$—	$(1,936,110)

Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	$78,070	$—	$—	$78,070
Futures	79,577	—	—	79,577
Written Options	(119,608)	—	—	(119,608)

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.
*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

Principal Risks

Below are summaries of the principal risks of investing in one or more of the Funds, each of which could adversely affect a Fund’s net asset value, yield and total return. Each risk listed below does not necessarily apply to each Fund, and you should read a Fund’s prospectus carefully for a description of the principal risks associated with investing in a particular Fund.

•

Asset-Backed Securities Risk. This is the risk that the impairment of the value of the collateral underlying a security in which the High Income Alternatives Fund invests, such as the non-payment of loans, will result in a reduction in the value of the security. The value of these securities may also fluctuate in response to the market’s perception of the value of issuers or collateral.

•

Below Investment-Grade Fixed Income Securities Risk. This is the risk of investing in below investment-grade fixed income securities (also known as “junk bonds”), which may be greater than that of higher rated fixed income securities. These securities are rated Ba1 through C by Moody’s Investors Service (“Moody’s”) or BB+ through D by Standard & Poor’s Rating Group (“S&P”) (or comparably rated by another nationally recognized statistical rating organization), or, if not rated by Moody’s or S&P, are considered by the sub-advisors to be of similar quality. These securities have greater risk of default than higher rated securities. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain. There is no limit to the Alternative Strategies Fund’s ability to invest in below investment-grade fixed income securities; however, under normal market conditions, it does not expect to invest more than 50% of its total assets in below investment-grade fixed income securities.

•	Capital Structure Arbitrage Risk. The perceived mispricing identified by the sub-advisor may not disappear or may even increase, in which case losses may be realized.

•

Collateral Risk. If the Alternative Strategies Fund and High Income Alternatives Fund’s financial instruments are secured by collateral, the issuer may have difficulty liquidating the collateral and/or the Fund may have difficulty enforcing its rights under the terms of the securities if an issuer defaults. Collateral may be insufficient or the Fund’s right to the collateral may be set aside by a court. Collateral will generally consist of assets that may not be readily liquidated, including for example, equipment, inventory, work in the process of manufacture, real property and payments to become due under contracts or other receivable obligations. There is no assurance that the liquidation of those assets would satisfy an issuer’s obligations under a financial instrument. Non-affiliates and affiliates of issuers of financial instruments may provide collateral in the form of secured and unsecured guarantees and/or security interests in assets that they own, which may also be insufficient to satisfy an issuer’s obligations under a financial instrument.

•

Collateralized Loan Obligations and Collateralized Debt Obligations Risk. Collateralized loan obligations (“CLOs”) bear many of the same risks as other forms of asset-backed securities, including interest rate risk, credit risk and default risk. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs issue classes or “tranches” that vary in risk and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. The Alternative Strategies Fund and High Income Alternatives Fund’s investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class.

Collateralized debt obligations (“CDOs”) are structured similarly to CLOs and bear the same risks as CLOs including interest rate risk, credit risk and default risk. CDOs are subject to additional risks because they are backed by pools of assets other than loans including securities (such as other asset-backed securities), synthetic instruments or bonds and may be highly leveraged. Like CLOs, losses incurred by a CDO are borne first by holders of subordinate tranches. Accordingly, the risks of CDOs depend largely on the type of underlying collateral and the tranche of CDOs in which the Fund invests. For example, CDOs that obtain their exposure through synthetic investments entail the risks associated with derivative instruments.

•

Communications Services Sector Risk. A Fund may invest a portion of its assets in the communications services sector. Media and communications companies may be significantly affected by product and service obsolescence due to technological advancement or development, competitive pressures, substantial capital requirements, fluctuating demand and changes in regulation.

•

Consumer Discretionary Sector Risk. A Fund may invest a portion of its assets in the consumer discretionary sector. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

•

Convertible Arbitrage Risk. Arbitrage strategies involve engaging in transactions that attempt to exploit price differences of identical, related or similar securities on different markets or in different forms. A Fund may realize losses or reduced rate of return if underlying relationships among securities in which investment positions are taken change in an adverse manner or a transaction is unexpectedly terminated or delayed. Trading to seek short-term capital appreciation can be expected to cause the Fund’s portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company, resulting in higher transaction costs and additional capital gains tax liabilities.

•

Convertible Securities Risk. This is the risk that the market value of convertible securities may fluctuate due to changes in, among other things, interest rates; other general economic conditions; industry fundamentals; market sentiment; the issuer’s operating results, financial statements, and credit ratings; and the market value of the underlying common or preferred stock.

•

Credit Risk. This is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or other transaction, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

•

Currency Risk. This is the risk that investing in foreign currencies may expose the Fund to fluctuations in currency exchange rates and that such fluctuations in the exchange rates may negatively affect an investment related to a currency or denominated in a foreign currency. The Alternative Strategies Fund may invest in foreign currencies for investment and hedging purposes. All of the Funds may invest in foreign currencies for hedging purposes.

•

Cybersecurity Risk. Information and technology systems relied upon by the Funds, the Advisor, the sub-advisors, the Funds’ service providers (including, but not limited to, Fund accountants, custodians, transfer agents, administrators, distributors and other financial intermediaries) and/or the issuers of securities in which a Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Advisor has implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Funds, the Advisor, the sub-advisors, the Funds’ service providers and/or issuers of securities in which a Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors). Such a failure could also harm the reputation of the Funds, the Advisor, the sub-advisors, the Funds’ service providers and/or issuers of securities in which a Fund invests, subject such entities and their respective affiliates to legal claims or otherwise affect their business and financial performance.

•

Debt Securities Risk. This is the risk that the value and liquidity of debt securities may be reduced under certain circumstances. The value of debt securities can fluctuate in response to issuer activity and changes in general economic and credit market conditions, including changes in interest rates. In recent years, dealer capacity in the debt and fixed income markets appears to have undergone fundamental changes, including a reduction in dealer market-making capacity. These changes have the potential to decrease substantially liquidity and increase volatility in the debt and fixed income markets.

•

Derivatives Risk. This is the risk that an investment in derivatives may not correlate completely to the performance of the underlying securities and may be volatile and that the insolvency of the counterparty to a derivative instrument could cause the Fund to lose all or substantially all of its investment in the derivative instrument, as well as the benefits derived therefrom.

•

Options Risk. This is the risk that an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves and may be subject to a complete loss of the amounts paid as premiums to purchase the options.

•

Futures Contracts Risk. This is the risk that an investment in futures contracts may be subject to losses that exceed the amount of the premiums paid and may subject the Fund’s net asset value to greater volatility.

•

P-Notes Risk. This is the risk that the performance results of P-Notes will not replicate exactly the performance of the issuers or markets that the P-Notes seek to replicate. Investments in P-Notes involve risks normally associated with a direct investment in the underlying securities as well as additional risks, such as counterparty risk.

•

Swaps Risk. Risks inherent in the use of swaps include: (1) swap contracts may not be assigned without the consent of the counterparty; (2) potential default of the counterparty to the swap; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out the swap transaction at a time that otherwise would be favorable for it to do so.

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Distressed Companies Risk. A Fund may invest a portion of its assets in securities of distressed companies. Debt obligations of distressed companies typically are unrated, lower rated, in default or close to default and may be difficult to value accurately or may become worthless.

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Emerging Markets Risk. A Fund may invest a portion of its assets in emerging market countries. Emerging market countries are those with immature economic and political structures, and investing in emerging markets entails greater risk than in developed markets. Such risks could include those related to government dependence on a few industries or resources, government-imposed taxes on foreign investment or limits on the removal of capital from a country, unstable government, and volatile markets.

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Equity Securities Risk. This is the risk that the value of equity securities may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the general market, an entire industry or sector, or particular companies. These factors include, without limitation, adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment; increases in production costs; and significant management decisions. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

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Event-Driven Risk. Event-driven strategies seek to profit from the market inefficiencies surrounding market events, such as mergers, acquisitions, asset sales, restructurings, refinancings, recapitalizations, reorganizations or other special situations. Event-driven investing involves attempting to predict the outcome of a particular transaction as well as the optimal time at which to commit capital to it. Event-driven opportunities involve difficult legal as well as financial analysis, as some of the principal impediments to the consummation of major corporate events are often legal or regulatory rather than economic. In addition, certain of the securities issued in the context of major corporate events include complex call, put and other features, and it is difficult to precisely evaluate the terms and embedded option characteristics of these securities. A Fund may take both long and short positions in a wide range of securities, derivatives and other instruments in implementing its event-driven strategies.

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Financial Sector Risk. A Fund may invest a portion of its assets in the financial services sector and, therefore, the performance of the Fund could be negatively impacted by events affecting this sector, including changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt and the availability and cost of capital.

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Foreign Investment and Emerging Markets Risks. This is the risk that an investment in foreign (non-U.S.) securities may cause the Funds to experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to factors such as currency conversion rate fluctuations, currency blockages, political and economic instability, differences in financial reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, and smaller and less-strict regulation of securities markets. These risks are greater in emerging markets. There is no limit to the Alternative Strategies Fund’s ability to invest in emerging market securities; however, under normal market conditions, it does not expect to invest more than 50% of its total assets in emerging market securities; however, some Funds may invest a portion of their assets in stocks of companies based outside of the United States.

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Healthcare Sector Risk. A Fund may invest a portion of its assets in the healthcare sector. The profitability of companies in the healthcare sector may be adversely affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

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Industrial Sector Risk. A Fund may invest a portion of its assets in the industrial sector. Companies in the industrial sector could be affected by, among other things, government regulation, world events and global economic conditions, insurance costs, and labor relations issues.

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Interest Rate Risk. This is the risk that debt securities will decline in value because of changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

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Investment Selection Risk. The specific investments held in the Fund’s investment portfolio may underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of a portfolio manager’s choice of securities.

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Investment in Investment Companies Risk. This is the risk that investing in other investment companies, including ETFs, CEFs, BDCs, unit investment trusts and open-end funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the High Income Alternatives Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF’s shares. BDCs may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. BDCs usually trade at a discount to their net asset value because they invest in unlisted securities and have limited access to capital markets. Shares of CEFs also frequently trade at a discount to their net asset value for those and other reasons.

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Investments in Loan Risk. Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. The High Income Alternatives Fund’s investments in loans can also be difficult to value accurately and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity. The Fund is also subject to the risk that the value of the collateral for the loan may be insufficient or unavailable to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants, if any, more difficult for the Fund as legal action may have to go through the issuer of the participations. Transactions in loans are often subject to long settlement periods, thus potentially limiting the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. In addition, many banks have been weakened by the recent financial crisis, and it may be difficult for the Fund to obtain an accurate picture of a lending bank’s financial condition.

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Large Shareholder Purchase and Redemption Risk. This is the risk that a Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

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Leverage Risk. This is the risk that leverage may cause the effect of an increase or decrease in the value of the Alternative Strategies Fund’s portfolio securities to be magnified and the Fund to be more volatile than if leverage was not used. Leverage may result from certain transactions, including the use of derivatives and borrowing. Under normal circumstances, the Alternative Strategies Fund may borrow amounts up to one third of the value of its total assets except that it may exceed this limit to satisfy redemption requests or for other temporary purposes.

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LIBOR Risk. LIBOR is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. For example, debt securities in which a Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. A Fund’s derivative investments may also reference LIBOR. In addition, issuers of instruments in which a Fund invests may obtain financing at floating rates based on LIBOR, and a Fund may use leverage or borrowings based on LIBOR. In July 2017, the head of the United Kingdom Financial Conduct Authority announced the intention to phase out the use of LIBOR by the end of 2021. There is currently no definitive information regarding the future utilization of LIBOR or of any particular replacement reference rate. Abandonment of or modifications to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments that reference LIBOR.

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Market Risk. As with all mutual funds that invest in common stocks, the value of an individual’s investment will fluctuate daily in response to the performance of the individual stocks held in a Fund. The stock market has been subject to significant volatility recently, which has increased the risks associated with an investment in a Fund.

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Materials Sector Risk. A Fund may invest a portion of its assets in the materials sector. Many companies in this sector are significantly affected by the level and volatility of commodity prices, the exchange value of the U.S. dollar, import controls, worldwide competition, environmental policies and consumer demand. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liabilities for environmental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control. The materials sector may also be affected by economic cycles, technical progress, labor relations, and government regulations.

•	Merger Arbitrage Risk. This is the risk that a proposed reorganization in which the Alternative Strategies Fund invests may be renegotiated or terminated.

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Mortgage-Backed Securities Risk. This is the risk of investing in mortgaged-backed securities, which includes interest rate risk, prepayment risk and the risk of defaults on the mortgage loans underlying these securities.

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Multi-Style Management Risk. Because portions of a Fund’s assets are managed by different portfolio managers using different styles, the Fund could experience overlapping security transactions. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses compared to a Fund using a single investment management style.

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Municipal Securities Risk. Municipal securities can be significantly affected by litigation, political or economic events, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Municipal securities backed by current or anticipated revenues from specific projects or assets can be negatively affected by the inability of the issuer to collect revenues for the projects or from the assets.

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Portfolio Turnover Risk. This is the risk that a Fund may experience high portfolio turnover rates as a result of its investment strategies. High portfolio turnover rates may indicate higher transaction costs and may result in higher taxes when shares of a Fund are held in a taxable account as compared to shares in investment companies that hold investments for a longer period. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to a Fund’s shareholders as compared to shares in investment companies that hold investments for a longer period.

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Public Health Emergency Risk. This is the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID-19”), can result, and in the case of COVID-19 is resulting, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. Containment efforts and related restrictive actions by governments and businesses have significantly diminished and disrupted global economic activity across many industries. Less developed countries and their health systems may be more vulnerable to these impacts. The ultimate impact of COVID-19 or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in a Fund could be significant and prolonged.

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Short Sale Risk. This is the risk that the value of a security the Alternative Strategies Fund sells short does not go down as expected. The risk of loss is theoretically unlimited if the value of the security sold short continues to increase. In addition, short sales may cause the Alternative Strategies Fund to be compelled, at a time disadvantageous to it, to buy the security previously sold short, thus resulting in a loss. To meet current margin requirements, the Alternative Strategies Fund is required to deposit with the broker additional cash or securities so that the total deposit with the broker is maintained daily at 150% of the current market value of the securities sold short.

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Smaller Companies Risk. A Fund may invest a portion of its assets in the securities of small- and mid-sized companies. Securities of small and mid-cap companies are generally more volatile and less liquid than the securities of large-cap companies. This is because smaller companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

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Special Situations Risk. Investments in special situations (undervalued equities, merger arbitrage situations, distressed companies, etc.) may involve greater risks when compared to other investments a Fund may make due to a variety of factors. For example, mergers, acquisitions, reorganizations, liquidations or recapitalizations may fail or not be completed on the terms originally contemplated, and expected developments may not occur in a timely manner, if at all.

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Technology Investment Risk. A Fund may invest a portion of its assets in the technology sector, which is a very volatile segment of the market. The nature of technology is that it is rapidly changing. Therefore, products or services that may initially look promising may subsequently fail or become obsolete. In addition, many technology companies are younger, smaller and unseasoned companies which may not have established products, an experienced management team, or earnings history.

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Unfavorable Tax Treatment Risk. This is the risk that a material portion of the Alternative Strategies Fund’s return could be in the form of net investment income or short-term capital gains, some of which may be distributed to shareholders and taxed at ordinary income tax rates. Therefore, shareholders may have a greater need to pay regular taxes than compared to other investment strategies that hold investments longer. Due to this investment strategy, it may be preferable for certain shareholders to invest in the Fund through pre-tax or tax-deferred accounts as compared to investment through currently taxable accounts. Potential shareholders are encouraged to consult their tax advisors in this regard.

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Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of the manager, undervalued. The value of a security believed by a manager to be undervalued may never reach what is believed to be its full (intrinsic) value, or such security’s value may decrease.